UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2005

Date of reporting period:	January 31, 2005

GOLDMAN SACHS HIGH YIELD FUND

     Statement of Investments

     January 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — 92.2%
Aerospace — 2.2%
Argo-Tech Corp. (B/B3)
USD	3,000,000	9.25%	06/01/2011	$3,292,500
Aspropulsion Capital B.V. (B-/B2)
EUR	6,250,000	9.63	10/01/2013	9,381,126
BE Aerospace, Inc. (B+/B3)
USD	1,000,000	8.50	10/01/2010	1,095,000
BE Aerospace, Inc. (B-/Caa3)
	1,000,000	8.00	03/01/2008	990,000
	2,000,000	8.88	05/01/2011	2,040,000
Hexcel Corp. (B-/Caa1)
	3,500,000	9.75	01/15/2009	3,648,750
K&F Acquisition, Inc. (B-/Caa1)(a)
	7,000,000	7.75	11/15/2014	6,965,000
MTU Aero Engines (B/B2)
EUR	3,750,000	8.25	04/01/2014	5,512,432
Sequa Corp. (BB-/B1)
USD	4,000,000	9.00	08/01/2009	4,420,000
Standard Aero Holdings, Inc. (B-/Caa1)(a)
	2,250,000	8.25	09/01/2014	2,413,125
TD Funding Corp. (B-/B3)
	4,000,000	8.38	07/15/2011	4,240,000
Vought Aircraft Industries, Inc. (B-/B2)
	2,000,000	8.00	07/15/2011	1,990,000

				45,987,933

Airlines — 0.3%
Continental Airlines, Inc. (B/B3)
	3,000,000	7.57	12/01/2006	2,426,250
Continental Airlines, Inc. (CCC+/Caa2)
	1,000,000	8.00	12/15/2005	980,000
Delta Air Lines, Inc. (C/Ca)
	1,000,000	7.90	12/15/2009	495,000
Delta Air Lines, Inc. (C/Caa2)
	2,000,000	10.00	08/15/2008	1,150,000
Northwest Airlines Corp. (CCC+/Caa1)
	3,000,000	10.00	02/01/2009	2,175,000

				7,226,250

Automotive Parts — 4.5%
Accuride Corp. (Caa1)(a)
	1,500,000	8.50	02/01/2015	1,533,750
Accuride Corp. (B-/Caa1)
	4,250,000	9.25	02/01/2008	4,313,750
Advanced Accesory Systems (CCC+/B3)
	3,500,000	10.75	06/15/2011	3,237,500
Affinia Group, Inc. (B/Caa1)(a)
	3,500,000	9.00	11/30/2014	3,605,000
Allied Holdings, Inc. (CCC+/Caa1)
	2,500,000	8.63	10/01/2007	2,150,000
Anchor Lamina, Inc.
	1,500,000	9.88	02/01/2008	1,125,000
Collins & Aikman Products (B-/B2)
	2,000,000	10.75	12/31/2011	1,980,000

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Automotive Parts — (continued)
Collins & Aikman Products (B-/B3)(a)
USD	500,000	12.88%	08/15/2012	$415,000
Dana Corp. (BBB-/Ba2)
	1,000,000	9.00	08/15/2011	1,177,500
Delco Remy International, Inc. (CCC+/B3)
	3,250,000	11.00	05/01/2009	3,428,750
Duerr AG (B/B2)(a)
EUR	3,000,000	9.75	07/15/2011	4,140,747
Federal-Mogul Corp. (Caa3)(b)
USD	2,375,000	7.50	01/15/2009	748,125
Foamex LP (B-/B3)
	4,500,000	10.75	04/01/2009	4,252,500
Foamex LP (CCC+/Caa2)
	3,000,000	9.88	06/15/2007	2,280,000
Keystone Automotive Operations, Inc. (B-/B3)
	4,000,000	9.75	11/01/2013	4,260,000
LucasVarity PLC
GBP	3,400,000	10.88	07/10/2020	8,198,729
Navistar International Corp. (BB-/Ba3)
USD	2,750,000	9.38	06/01/2006	2,915,000
Schefenacker AG (CCC+/Caa1)
EUR	4,000,000	9.50	02/11/2014	4,281,057
Stoneridge, Inc. (B+/B1)
USD	2,000,000	11.50	05/01/2012	2,300,000
Teksid Aluminium (CCC-/Caa1)
EUR	4,000,000	11.38	07/15/2011	4,894,501
Tenneco Automotive, Inc. (B-/B2)
USD	2,000,000	10.25	07/15/2013	2,355,000
Tenneco Automotive, Inc. (B-/B3)(a)
	1,750,000	8.63	11/15/2014	1,824,375
The Goodyear Tire & Rubber Co. (B/B3)
	3,000,000	11.00	03/01/2011	3,457,500
The Goodyear Tire & Rubber Co. (B-/B3)
	5,000,000	7.86	08/15/2011	5,050,000
TRW Automotive (BB-/B1)
	3,250,000	11.00	02/15/2013	3,802,500
EUR	5,763,000	11.75	02/15/2013	9,101,461
TRW Automotive (BB-/Ba3)
USD	1,250,000	9.38	02/15/2013	1,403,125
United Components, Inc. (B/B3)
	5,500,000	9.38	06/15/2013	5,775,000

				94,005,870

Building Materials — 5.4%
ACIH, Inc. (CCC+/B3)(a)(c)
	2,125,000	0.00/11.50	12/15/2012	1,572,500
Associated Materials, Inc. (B-/Caa2)(c)
	9,000,000	0.00/11.25	03/01/2014	6,435,000
Carmeuse Lime B.V. (B+/Ba3)
EUR	9,000,000	10.75	07/15/2012	13,743,758
Culligan Finance Corp. B.V. (B-/Ba3)(a)
	2,875,000	8.00	10/01/2014	3,940,073
FIMEP/Legrand S.A. (B1)
	6,250,000	11.00	02/15/2013	9,952,151

GOLDMAN SACHS HIGH YIELD FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Building Materials — (continued)
FIMEP/Legrand S.A. (B+/B1)
USD	8,750,000	10.50%	02/15/2013	$10,346,875
Goodman Global Holding Company, Inc. (B-/Caa1)(a)
	1,750,000	7.88	12/15/2012	1,688,750
Grohe Holdings (B-/B3)
EUR	12,750,000	8.63	10/01/2014	17,556,574
Heating Finance PLC (B/B2)(a)
GBP	1,750,000	7.88	03/31/2014	3,103,135
Interface, Inc. (CCC/Caa3)
USD	2,000,000	9.50	02/01/2014	2,160,000
Jacuzzi Brands, Inc. (B/B3)
	3,000,000	9.63	07/01/2010	3,345,000
Legrand S.A. (B+/Ba3)
	5,050,000	8.50	02/15/2025	5,959,000
Nortek, Inc. (B-/B3)(a)
	5,000,000	8.50	09/01/2014	5,137,500
Sanitec International S.A. (B-/B3)
EUR	9,000,000	9.00	05/15/2012	12,862,748
Texas Industries, Inc. (BB-/B1)
USD	5,000,000	10.25	06/15/2011	5,800,000
USG Corp. (Caa3)(b)
	2,000,000	8.50	08/01/2005	2,565,000
USG Corp.(b)
	1,500,000	9.25	09/15/2049	1,953,750
Werner Holdings Co., Inc. (CCC-/B3)
	5,000,000	10.00	11/15/2007	4,100,000

				112,221,814

Capital Goods — 3.3%
Altra Industrial Motion, Inc. (CCC+/B3)(a)
	2,250,000	9.00	12/01/2011	2,250,000
Coleman Cable, Inc. (B-/B3)(a)
	750,000	9.88	10/01/2012	788,438
Columbus Mckinnon Corp. (B-/B3)
	2,750,000	10.00	08/01/2010	3,052,500
Dresser, Inc. (B/B2)
	4,000,000	9.38	04/15/2011	4,340,000
Dresser-Rand Group, Inc. (B-/B3)(a)
	2,000,000	7.38	11/01/2014	2,045,000
Flender Holdings GMBH (B-/B2)
EUR	6,500,000	11.00	08/01/2010	10,392,656
Flowserve Corp. (B/B2)
USD	3,000,000	12.25	08/15/2010	3,277,500
Flowserve Finance B.V. (B/B2)
EUR	953,000	12.25	08/15/2010	1,358,912
General Binding Corp. (B-/Caa1)
USD	5,500,000	9.38	06/01/2008	5,445,000
General Cable Corp. (B/B2)
	2,500,000	9.50	11/15/2010	2,800,000
Luxfer Holdings PLC (CCC+/Caa2)
GBP	3,250,000	10.13	05/01/2009	5,265,498
Metaldyne Corp. (B/Caa1)
USD	4,000,000	11.00	06/15/2012	3,340,000

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Capital Goods — (continued)
Mueller Holdings, Inc. (B-)(c)
USD	8,000,000	0.00/14.75%	04/15/2014	$5,400,000
NMHG Holding Co. (B+/B3)
	4,000,000	10.00	05/15/2009	4,420,000
Rexnord Corp. (B-/B3)
	11,250,000	10.13	12/15/2012	12,600,000
Terex Corp. (B/B3)
	1,000,000	10.38	04/01/2011	1,110,000
	2,000,000	9.25	07/15/2011	2,215,000
Thermadyne Holdings Corp. (C)(b)
	4,000,000	12.50	06/01/2008	0

				70,100,504

Chemicals — 8.8%
Avecia Group PLC (CC)(a)
	250,000	11.00	07/01/2009	240,625
Avecia Group PLC (CC/Caa3)
	3,000,000	11.00	07/01/2009	3,187,500
BCP Caylux Holdings Luxembourg SCA (B-/B3)(a)
	1,000,000	9.63	06/15/2014	1,110,000
Borden United States Finance/Nova Scotia (B-/B3)(a)
	2,750,000	9.00	07/15/2014	3,031,875
Compass Minerals International, Inc. (B-/B1)(c)
	8,750,000	0.00/12.75	12/15/2012	7,525,000
Compass Minerals International, Inc. (B-/B3)(c)
	7,750,000	0.00/12.00	06/01/2013	6,316,250
Crompton Corp. (B/B1)(a)
	2,500,000	9.88	08/01/2012	2,812,500
Crystal US Holdings (B-/Caa2)(a)(c)
	1,000,000	0.00/10.00	10/01/2014	690,000
	11,750,000	0.00/10.50	10/01/2014	7,975,313
Dynea International Oy (CCC/Caa2)
EUR	6,500,000	12.25	08/15/2010	8,568,639
Equistar Chemical/Funding (B+/B2)
USD	3,000,000	10.63	05/01/2011	3,450,000
Equistar Chemicals LP (B+/B2)
	2,750,000	10.13	09/01/2008	3,135,000
	2,000,000	7.55	02/15/2026	1,965,000
Ethyl Corp. (B+/B2)
	4,250,000	8.88	05/01/2010	4,675,000
Hercules, Inc. (BB-/Ba2)
	2,500,000	11.13	11/15/2007	2,950,000
HMP Equity Holdings Corp. (CCC+)(d)
	10,500,000	0.00	05/15/2008	7,008,750
Huntsman Advanced Materials LLC (B/B2)(a)
	5,000,000	11.00	07/15/2010	5,887,500
Huntsman ICI Chemicals (Caa1)
EUR	2,715,000	10.13	07/01/2009	3,729,658
Huntsman ICI Holdings LLC (B-/B3)
USD	2,000,000	9.88	03/01/2009	2,180,000
Huntsman ICI Holdings LLC (CCC+/Caa2)(d)
	9,000,000	0.00	12/31/2009	5,085,000
Huntsman International LLC (CCC+/Caa1)
EUR	4,875,000	10.13	07/01/2009	6,696,901

GOLDMAN SACHS HIGH YIELD FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds — (continued)
Chemicals — (continued)
IMC Global, Inc. (B+/B1)
USD	26,000	7.63%		11/01/2005	$26,520
IMC Global, Inc. (BB/Ba3)
	4,500,000	10.88		08/01/2013	5,478,750
Invista (B+/B1)(a)
	5,000,000	9.25		05/01/2012	5,506,250
ISP Chemco, Inc. (BB-/B1)
	2,500,000	10.25		07/01/2011	2,775,000
Kraton Polymers LLC (B-/Caa1)(a)
	1,000,000	8.13		01/15/2014	1,030,000
LBC Luxembourg (CCC+/Caa1)
EUR	3,250,000	11.00		05/15/2014	4,708,510
Lucite International Finance PLC (B+/B2)
	7,250,000	10.25		05/15/2010	10,101,434
Lyondell Chemical Co. (B+/B1)
USD	1,500,000	9.50		12/15/2008	1,616,250
	4,000,000	10.50		06/01/2013	4,720,000
Polymer Holdings LLC (B-/Caa2)(a)(c)
	2,000,000	0.00/12.00		07/15/2014	1,345,000
Rhodia S.A. (CCC+/B3)
EUR	2,000,000	8.00		06/01/2010	2,734,394
USD	2,000,000	10.25		06/01/2010	2,275,000
Rhodia S.A. (CCC+/Caa1)
	3,500,000	8.88		06/01/2011	3,587,500
EUR	9,000,000	9.25		06/01/2011	12,260,724
Rockwood Specialties, Inc. (B-/B3)
USD	5,000,000	10.63		05/15/2011	5,687,500
EUR	10,500,000	7.63	(a)	11/15/2014	14,012,955
Royster-Clark, Inc. (B-/Caa1)
USD	2,250,000	10.25		04/01/2009	2,317,500
Sovereign Specialty Chemicals, Inc. (B-/Baa1)
	6,750,000	11.88		03/15/2010	7,155,000
United Agri Products (B/B1)(a)
	1,808,000	9.00		12/15/2011	1,943,600
Witco Corp. (B+/Ba3)
	7,000,000	7.75		04/01/2023	6,895,000

					184,397,398

Conglomerates — 3.7%
ABB International Finance Ltd. (BB-/Ba2)
	2,500,000	4.63		05/16/2007	2,555,000
Blount, Inc. (B-/Caa1)
	3,750,000	8.88		08/01/2012	4,078,125
Bombardier, Inc. (BB/Ba2)(a)
	4,000,000	6.75		05/01/2012	3,600,000
Britax Group PLC(d)
EUR	20,000,000	0.00		02/02/2012	6,656,521
Britax Group PLC (B-/B3)
	6,000,000	11.25		05/15/2011	8,692,633
Invensys PLC
USD	1,000,000	6.50		01/15/2010	945,000
Invensys PLC (B3)
	205,000	7.13		01/15/2007	217,300
Invensys PLC (B-/B3)(a)
	3,000,000	6.50		01/15/2010	2,838,750

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Conglomerates — (continued)
USD	5,000,000	9.88%	03/15/2011	$5,400,000
Mark IV Industries, Inc. (B/Caa1)
	10,007,000	7.50	09/01/2007	9,681,773
Noma Luxembourg S.A. (B-/B3)
EUR	2,000,000	9.75	07/15/2011	2,877,966
Park-Ohio Industries, Inc. (CCC+/Caa1)(a)
USD	3,250,000	8.38	11/15/2014	3,241,875
Polypore International, Inc. (CCC+/Caa2)(a)(c)
	3,250,000	0.00/10.50	10/01/2012	2,092,188
Polypore, Inc. (CCC/Caa1)
EUR	3,250,000	8.75	05/15/2012	4,400,972
Polypore, Inc. (CCC+/Caa1)
USD	750,000	8.75	05/15/2012	770,625
SPX Corp. (BB+/Ba3)
	5,500,000	7.50	01/01/2013	6,036,250
The Manitowoc Co., Inc. (B/B2)
EUR	4,500,000	10.38	05/15/2011	6,563,525
Trimas Corp. (B/B3)
USD	7,250,000	9.88	06/15/2012	7,540,000

				78,188,503

Consumer Cyclical Services — 1.7%
APCOA, Inc. (CCC+)
	3,000,000	9.25	03/15/2008	2,940,000
Ashtead Holdings (BB-/B2)
GBP	2,500,000	12.00	05/01/2014	5,416,210
Brickman Group Ltd. (B/B2)
USD	2,000,000	11.75	12/15/2009	2,327,500
H&E Equipment Services LLC (B-/B3)
	2,250,000	11.13	06/15/2012	2,477,813
Integrated Electrical Services, Inc. (Caa1)
	1,750,000	9.38	02/01/2009	1,610,000
Interline Brands, Inc. (B/B3)
	3,250,000	11.50	05/15/2011	3,672,500
MSX International, Inc. (B-/B2)
	2,000,000	11.00	10/15/2007	2,020,000
MSX International, Inc. (CCC+/Caa1)
	1,000,000	11.38	01/15/2008	837,500
The Shaw Group, Inc. (B+/Ba3)
	2,500,000	10.75	03/15/2010	2,768,750
United Rentals North America, Inc. (B+/B2)
	4,000,000	7.75	11/15/2013	3,910,000
	2,750,000	7.00	02/15/2014	2,571,250
Wesco Distribution, Inc. (B/B2)
	3,250,000	9.13	06/01/2008	3,331,250
Williams Scotsman, Inc. (B-/B3)
	2,750,000	9.88	06/01/2007	2,753,437

				36,636,210

Consumer Products — 4.5%
Ames True Temper (CCC+/Caa1)
	4,500,000	10.00	07/15/2012	4,263,750
Bombardier Recreational Products, Inc. (B-/B3)
	6,000,000	8.38	12/15/2013	6,330,000

GOLDMAN SACHS HIGH YIELD FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Consumer Products — (continued)
Briggs & Stratton Corp. (BBB-/Ba1)
USD	2,500,000	8.88%	03/15/2011	$3,000,000
FTD, Inc. (B-/B3)
	2,000,000	7.75	02/15/2014	2,060,000
Jafra Cosmetics International, Inc. (B-/B3)
	2,000,000	10.75	05/15/2011	2,260,000
Johnsondiversey Holdings, Inc. (B/B3)(c)
	5,000,000	0.00/10.67	05/15/2013	4,325,000
Johnsondiversey, Inc. (B/B2)
EUR	2,000,000	9.63	05/15/2012	2,949,752
USD	2,000,000	9.63	05/15/2012	2,230,000
Jostens Holding Corp. (B-/Caa2)(c)
	4,750,000	0.00/10.50	12/01/2013	3,325,000
Jostens IH Corp. (B-/B3)(a)
	5,000,000	7.63	10/01/2012	5,087,500
Norcross Safety Products (B-/B3)
	4,250,000	9.88	08/15/2011	4,717,500
NSP Holdings (B-/Caa1)(a)(e)
	1,500,000	11.75	01/01/2012	1,556,250
Playtex Products, Inc. (CCC+/Caa2)
	6,500,000	9.38	06/01/2011	6,857,500
Prestige Brands, Inc. (CCC+/Caa1)
	3,500,000	9.25	04/15/2012	3,718,750
Reddy Ice Holdings, Inc. (B-/Caa1)(a)(c)
	3,500,000	0.00/10.50	11/01/2012	2,432,500
Remington Arms Co., Inc. (CCC+/B3)
	2,500,000	10.50	02/01/2011	2,412,500
Safilo Capital International S.A. (CCC+/Caa2)
EUR	13,875,000	9.63	05/15/2013	18,562,394
Simmons Bedding Co. (B-/Caa2)(a)(c)
USD	3,750,000	0.00/10.00	12/15/2014	2,306,250
Sola International, Inc. (B/B1)
	2,000,000	6.88	03/15/2008	2,010,000
Texon International PLC
DEM	2,250,000	10.00	02/01/2010	300,302
United Industries Corp. (B-/B3)
USD	3,000,000	9.88	04/01/2009	3,150,000
Vertrue, Inc. (B/B2)
	3,000,000	9.25	04/01/2014	3,127,500
WH Holdings (B/B3)
	6,000,000	9.50	04/01/2011	6,600,000

				93,582,448

Defense — 0.4%
Alliant Techsystems, Inc. (B/B2)
	1,500,000	8.50	05/15/2011	1,620,000
Heckler Koch GMBH (B/B1)
EUR	2,000,000	9.25	07/15/2011	2,936,700
L-3 Communications Corp. (BB+/Ba3)
USD	3,500,000	6.13	01/15/2014	3,570,000

				8,126,700

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Electric — 4.3%
AES Corp. (B-/B2)
USD	5,250,000	9.50%	06/01/2009	$5,906,250
	5,250,000	9.38	09/15/2010	5,958,750
Allegheny Energy Supply Co. LLC (B-/B3)(a)
	5,750,000	8.25	04/15/2012	6,396,875
Calpine Canada Energy Finance (CCC+/Caa1)
	7,750,000	8.50	05/01/2008	5,676,875
Calpine Corp. (B)(a)
	3,000,000	8.75	07/15/2013	2,280,000
	1,750,000	9.88	12/01/2011	1,400,000
Calpine Corp. (CCC+/Caa1)
	1,250,000	8.63	08/15/2010	875,000
	3,000,000	8.50	02/15/2011	2,100,000
Dynegy Holdings, Inc. (B-/B3)(a)
	5,000,000	10.13	07/15/2013	5,537,500
Dynegy Holdings, Inc. (CCC+/Caa2)
	3,500,000	8.75	02/15/2012	3,517,500
	1,500,000	7.13	05/15/2018	1,260,000
Edison Mission Energy (B/B1)
	1,500,000	10.00	08/15/2008	1,721,250
	1,000,000	9.88	04/15/2011	1,163,750
Elwood Energy LLC (B+/Ba2)
	2,630,430	8.16	07/05/2026	2,959,234
Ipalco Enterprises, Inc. (BB-/Ba1)
	2,000,000	8.63	11/14/2011	2,320,000
Midwest Generation LLC (B/B1)
	1,000,000	8.30	07/02/2009	1,080,000
	5,000,000	8.56	01/02/2016	5,581,250
Midwest Generation LLC (B-/B1)(f)
	2,000,000	8.75	05/01/2014	2,235,000
Mirant Americas Generation LLC (Caa3)(b)
	2,500,000	7.63	05/01/2006	2,825,000
Mirant Corp. (Ca)(a)(b)
	1,000,000	7.90	07/15/2009	770,000
Mirant Mid-Atlantic LLC (B3)(b)
	2,170,393	9.13	06/30/2017	2,512,230
Noteco Ltd. (Drax) A2(g)(h)
GBP	1,521,000	8.92	06/15/2015	6,475,828
Noteco Ltd. (Drax) A3(g)(h)
	287,000	9.92	06/30/2020	0
NRG Energy, Inc. (B/B1)(a)
USD	3,500,000	8.00	12/15/2013	3,762,500
Portland General Electric (BBB+/Baa2)
	5,000,000	9.31	08/11/2021	6,213,320
Reliant Resources, Inc. (B+/B1)
	3,000,000	9.25	07/15/2010	3,337,500
	1,750,000	9.50	07/15/2013	1,960,000
South Point Energy Center LLC (B/B2)(a)
	1,390,594	8.40	05/30/2012	1,303,682
	4,000,000	9.83	05/30/2019	3,305,000

				90,434,294

Energy — 1.8%
Aker Kvaerner ASA (B2)
EUR	3,750,000	8.38	06/15/2011	5,567,495

GOLDMAN SACHS HIGH YIELD FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Energy — (continued)
AmeriGas Partners LP (BB-/B2)
USD	2,000,000	8.88%	05/20/2011	$2,150,000
El Paso Production Holding Co. (B-/B3)
	9,000,000	7.75	06/01/2013	9,382,500
Grant Prideco Escrow, Inc. (BB-/Ba3)
	500,000	9.00	12/15/2009	553,750
Grant Prideco, Inc. (BB-/Ba3)
	1,500,000	9.63	12/01/2007	1,665,000
Inergy LP (B-/B1)(a)
	1,500,000	6.88	12/15/2014	1,496,250
Paramount Resources Ltd. (B/B3)
	1,523,000	7.88	11/01/2010	1,728,605
Peabody Energy Corp. (BB-/Ba3)
	2,500,000	6.88	03/15/2013	2,681,250
Premcor Refining Group, Inc. (B/B2)
	2,500,000	7.75	02/01/2012	2,718,750
Tesoro Petroleum Corp. (BB-/B2)
	5,000,000	9.63	04/01/2012	5,687,500
Vintage Petroleum, Inc. (B/B1)
	1,500,000	7.88	05/15/2011	1,601,250
Vintage Petroleum, Inc. (BB-/Ba3)
	2,000,000	8.25	05/01/2012	2,195,000

				37,427,350

Entertainment — 1.3%
Imax Corp. (B-/B3)
	1,250,000	9.63	12/01/2010	1,350,000
Marquee, Inc. (B-/B2)(a)
	1,875,000	8.63	08/15/2012	2,071,875
Six Flags, Inc. (CCC/Caa1)
	3,750,000	9.75	04/15/2013	3,571,875
Universal City Development Partners (B-/B2)
	8,750,000	11.75	04/01/2010	10,303,125
Warner Music Group (B-/B3)(a)
	5,000,000	7.38	04/15/2014	5,225,000
WMG Holdings Corp. (B-/Caa2)(a)(c)
	7,000,000	0.00/9.50	12/15/2014	4,707,500

				27,229,375

Environmental — 0.6%
Allied Waste North America, Inc. (BB-/B2)
	2,375,000	8.88	04/01/2008	2,493,750
	1,500,000	8.50	12/01/2008	1,560,000
	1,000,000	6.50	11/15/2010	952,500
	2,250,000	7.88	04/15/2013	2,252,813
	1,750,000	6.13	02/15/2014	1,596,875
Waste Services (CCC/Ca)(a)
	3,125,000	9.50	04/15/2014	3,031,250

				11,887,188

Finance(a) — 0.4%
Refco Finance Holdings LLC (B/B3)
	7,250,000	9.00	08/01/2012	7,902,500

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Food — 3.9%
American Seafoods Group LLC (B-/B3)
USD	4,000,000	10.13%	04/15/2010	$4,300,000
Barry Callebaut Services N.V. (BB-/B1)
EUR	3,000,000	9.25	03/15/2010	4,405,051
Burns Philp Capital Party Ltd. (B-/B3)
USD	4,000,000	10.75	02/15/2011	4,460,000
	3,000,000	9.75	07/15/2012	3,270,000
Dole Food Co. (B+/B2)
	5,250,000	8.63	05/01/2009	5,755,312
	3,000,000	8.88	03/15/2011	3,232,500
Domino’s, Inc. (B-/B2)
	4,011,000	8.25	07/01/2011	4,291,770
Eagle Family Foods (CCC/Caa2)
	3,500,000	8.75	01/15/2008	2,905,000
Land O’ Lakes, Inc. (B/B2)
	1,000,000	9.00	12/15/2010	1,085,000
Land O’ Lakes, Inc. (B-/B3)
	6,000,000	8.75	11/15/2011	5,910,000
Landry’s Restaurants, Inc. (B/B2)(a)
	9,000,000	7.50	12/15/2014	8,752,500
Michael Foods, Inc. (B-/B3)
	4,250,000	8.00	11/15/2013	4,441,250
New World Pasta Co. (Caa3)(b)
	3,000,000	9.25	02/15/2009	225,000
Parmalat Finance Corp. B.V.(b)
EUR	9,750,000	6.13	09/29/2010	3,026,426
Pinnacle Foods Holding Corp. (B-/B3)(a)
USD	4,000,000	8.25	12/01/2013	3,700,000
Swift & Co. (B/B2)
	5,000,000	12.50	01/01/2010	5,612,500
Swift & Co. (B+/B1)
	3,000,000	10.13	10/01/2009	3,337,500
United Biscuits Finance (CCC+/B3)
EUR	5,500,000	10.63	04/15/2011	7,573,424
GBP	3,000,000	10.75	04/15/2011	5,750,602

				82,033,835

Gaming — 3.5%
Ameristar Casinos, Inc. (B/B2)
USD	4,000,000	10.75	02/15/2009	4,450,000
Boyd Gaming Corp. (B+/B1)
	2,000,000	8.75	04/15/2012	2,205,000
Chukchansi Economic Development Authority(a)
	2,000,000	14.50	06/15/2009	2,510,000
Circus & Eldorado (B+/B1)
	3,500,000	10.13	03/01/2012	3,762,500
Inn of the Mountain Gods (B/B3)
	5,000,000	12.00	11/15/2010	5,800,000
Kerzner International Ltd. (B/B2)
	3,750,000	8.88	08/15/2011	4,096,875
Mandalay Resort Group (BB+/Ba2)
	250,000	6.45	02/01/2006	255,000
Mandalay Resort Group (BB-/Ba3)
	3,250,000	10.25	08/01/2007	3,672,500
	2,000,000	9.38	02/15/2010	2,305,000

GOLDMAN SACHS HIGH YIELD FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Gaming — (continued)
MGM Mirage, Inc. (BB-/Ba2)
USD	5,000,000	8.38%	02/01/2011	$5,612,500
Mirage Resorts, Inc. (BB+/Ba1)
	3,125,000	7.25	08/01/2017	3,273,438
Mohegan Tribal Gaming Authority (B+/Ba3)
	3,000,000	8.00	04/01/2012	3,225,000
MTR Gaming Group, Inc. (B+/B2)
	3,000,000	9.75	04/01/2010	3,277,500
Park Place Entertainment Corp. (BB+/Ba1)
	1,500,000	7.50	09/01/2009	1,668,750
Park Place Entertainment Corp. (BB-/Ba2)
	6,124,999	7.88	03/15/2010	6,875,312
	2,500,000	8.13	05/15/2011	2,862,500
Pinnacle Entertainment, Inc. (B-/Caa1)
	2,000,000	8.25	03/15/2012	2,125,000
Poster Financial Group, Inc. (B/B2)
	2,000,000	8.75	12/01/2011	2,000,000
River Rock Entertainment (B+/B2)
	2,000,000	9.75	11/01/2011	2,225,000
Station Casinos, Inc. (B+/B1)
	2,500,000	6.88	03/01/2016	2,606,250
Venetian Casino Resort LLC (B/B2)
	4,750,000	11.00	06/15/2010	5,403,125
Wynn Las Vegas LLC Corp. (B+/B2)(a)
	4,000,000	6.63	12/01/2014	3,940,000

				74,151,250

Health Care — 4.6%
Alliance Imaging, Inc. (B-/B3)(a)
	3,000,000	7.25	12/15/2012	3,030,000
AmeriPath, Inc. (B-/Caa1)
	6,000,000	10.50	04/01/2013	6,322,500
Biovail Corp. (BB-/B2)
	3,000,000	7.88	04/01/2010	3,108,750
CDRV Investors, Inc. (B-/Caa2)(a)(c)
	12,500,000	0.00/9.63	01/01/2015	7,468,750
Dade Behring, Inc. (B+/B2)
	561,832	11.91	10/03/2010	620,824
Medex, Inc. (B-/B3)
	3,000,000	8.88	05/15/2013	3,487,500
Medical Device Manufacturing, Inc. (B-/Caa1)(a)
	2,000,000	10.00	07/15/2012	2,165,000
NDCHealth Corp. (CC/B3)
	3,500,000	10.50	12/01/2012	3,596,250
NYCO Holdings 2 APS(a)(e)
EUR	3,032,439	16.00	09/30/2013	4,037,099
NYCO Holdings 2 APS (B-/B3)
	9,000,000	11.50	03/31/2013	13,831,859
PerkinElmer, Inc. (BB-/Ba3)
USD	8,000,000	8.88	01/15/2013	9,000,000
Psychiatric Solutions, Inc. (B-/B3)
	1,666,000	10.63	06/15/2013	1,907,570

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Health Care — (continued)
Quintiles Transnational Corp. (B/B3)
USD	6,000,000	10.00%	10/01/2013	$6,780,000
Senior Housing Properties Trust (BB+/Ba2)
	3,000,000	7.88	04/15/2015	3,285,000
Service Corp. International (BB/Ba3)
	500,000	6.88	10/01/2007	520,000
	1,000,000	7.70	04/15/2009	1,058,750
Stewart Enterprises, Inc. (B+/B2)
	1,000,000	10.75	07/01/2008	1,078,750
Sybron Dental Specialties, Inc. (BB-/B1)
	4,000,000	8.13	06/15/2012	4,355,000
Tenet Healthcare Corp. (B/B3)
	10,000,000	7.38	02/01/2013	9,200,000
US Oncology, Inc. (B-/B2)(a)
	4,000,000	9.00	08/15/2012	4,370,000
Vanguard Health Holding I (CCC+/Caa2)(a)(c)
	2,500,000	0.00/11.25	10/01/2015	1,681,250
Vanguard Health Holding II (CCC+/Caa1)(a)
	2,000,000	9.00	10/01/2014	2,140,000
Ventas Realty LP (BB/Ba3)
	2,000,000	9.00	05/01/2012	2,310,000

				95,354,852

Home Construction — 0.1%
Standard Pacific Corp. (B+/Ba3)
	1,000,000	9.25	04/15/2012	1,155,000

Lodging — 1.1%
Cornell Co., Inc. (B-/B3)
	1,500,000	10.75	07/01/2012	1,605,000
Corrections Corp. of America (B/B1)
	4,000,000	9.88	05/01/2009	4,400,000
	2,000,000	7.50	05/01/2011	2,120,000
Gaylord Entertainment Co. (B/B3)
	3,000,000	8.00	11/15/2013	3,217,500
Host Marriott LP (B+/Ba3)
	1,875,000	9.50	01/15/2007	2,029,687
	445,000	7.88	08/01/2008	457,238
	4,999,999	7.13	11/01/2013	5,275,000
Starwood Hotels & Resorts Worldwide, Inc. (BB+/Ba1)
	1,000,000	7.88	05/01/2012	1,140,000
	2,000,000	7.38	11/15/2015	2,242,500

				22,486,925

Media — Broadcast Towers — 0.4%
American Tower Corp. (CCC/B3)
	859,000	9.38	02/01/2009	903,024
American Tower Escrow Corp. (CCC/B2)(d)
	2,750,000	0.00	08/01/2008	2,065,937
Crown Castle International Corp. (CCC+/B3)
	6,000,000	7.50	12/01/2013	6,390,000

				9,358,961

GOLDMAN SACHS HIGH YIELD FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Media — Broadcasting & Radio — 0.2%
AMFM, Inc. (BBB-/Baa3)
USD	3,000,000	8.00%		11/01/2008	$3,359,820

Media — Cable — 4.8%
Adelphia Communications Corp.(b)
	2,000,000	3.25	(f)	05/01/2005	360,000
	2,000,000	9.38		11/15/2009	1,710,000
	2,500,000	10.25		06/15/2011	2,206,250
Atlantic Broadband Finance LLC (CCC+/Caa1)(a)
	4,250,000	9.38		01/15/2014	4,080,000
Cablevision Systems New York Group (B+/B3)(a)
	4,000,000	8.00		04/15/2012	4,325,000
Century Communications Corp.(b)(d)
	4,750,000	0.00		01/15/2008	2,992,500
Charter Communications Holdings II (CCC-/Caa1)
	4,000,000	10.25		09/15/2010	4,140,000
Charter Communications Holdings LLC (CCC-/Ca)
	9,750,000	10.75		10/01/2009	8,263,125
	3,500,000	9.63		11/15/2009	2,839,375
	2,750,000	11.75		01/15/2010	2,454,375
	4,000,000	9.92		04/01/2011	3,170,000
	6,000,000	0.00/11.75	(c)	05/15/2011	4,170,000
CSC Holdings, Inc. (BB-/B1)
	7,250,000	8.13		07/15/2009	7,956,875
FrontierVision Holdings LP(b)
	3,000,000	11.00		10/15/2006	3,810,000
	5,000,000	11.88		09/15/2007	6,450,000
Mediacom Broadband LLC (B/B2)
	1,500,000	11.00		07/15/2013	1,620,000
Mediacom LLC (B/B3)
	4,000,000	9.50		01/15/2013	3,990,000
Ono Finance PLC (CCC-/Caa2)
EUR	2,500,000	14.00		07/15/2010	3,613,773
	3,500,000	10.50		05/15/2014	5,116,385
Tele Columbus AG & Co. (B-/B3)
	7,500,000	9.38		04/15/2012	10,107,144
Telenet Communications N.V. (B-/B3)
	2,000,000	9.00	(a)	12/15/2013	2,930,174
	750,000	9.00		12/15/2013	1,098,815
Telenet Group Holding N.V. (CCC+/Caa2)(a)(c)
USD	17,000,000	0.00/11.50		06/15/2014	12,920,000

					100,323,791

Media — Non Cable — 0.9%
DIRECTV Holdings LLC (BB-/Ba2)
	5,000,000	8.38		03/15/2013	5,625,000
Echostar DBS corp. (BB-/Ba3)
	4,500,000	6.38		10/01/2011	4,584,375
Lamar Media Corp. (B/Ba3)
	500,000	7.25	(a)	01/01/2013	462,500
	2,500,000	7.25		01/01/2013	2,687,500
Panamsat Corp. (B+/B2)(a)
	5,000,000	9.00		08/15/2014	5,425,000

					18,784,375

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Metals - 1.4%
AK Steel Corp. (B+/B3)
USD	500,000	7.88%	02/15/2009	$510,000
	4,000,000	7.75	06/15/2012	4,120,000
Almatis Holdings B.V. (B-/B3)
EUR	1,500,000	9.00	07/15/2012	2,198,854
Earle M Jorgensen Co. (B-/B2)
USD	2,250,000	9.75	06/01/2012	2,514,375
Novelis, Inc. (B/B1)(a)
	2,250,000	7.25	02/15/2015	2,306,250
OM Group, Inc. (B-/Caa1)
	6,000,000	9.25	12/15/2011	6,360,000
UCAR Finance, Inc. (B/B2)
	8,000,000	10.25	02/15/2012	9,040,000
Wolverine Tube, Inc. (B/B3)
	2,000,000	10.50	04/01/2009	2,130,000

				29,179,479

Packaging — 4.0%
Consolidated Container Co. LLC (CCC/B3)(c)
	1,500,000	0.00/10.75	06/15/2009	1,290,000
Consolidated Container Co. LLC (CCC/Caa2)
	5,000,000	10.13	07/15/2009	4,837,500
Constar International, Inc. (B-/Caa1)
	3,000,000	11.00	12/01/2012	3,142,500
Crown Euro Holdings S.A (B/B2)
	5,000,000	10.88	03/01/2013	5,887,500
Crown Euro Holdings S.A (B+)
EUR	8,000,000	10.25	03/01/2011	12,060,050
Crown Euro Holdings S.A. (B+/B1)
USD	2,000,000	9.50	03/01/2011	2,235,000
Graham Packaging Co., Inc. (CCC+/Caa2)(a)
	16,500,000	9.88	10/15/2014	17,407,500
Impress Group B.V. (B-/B2)
EUR	3,000,000	10.50	05/25/2007	4,209,270
Impress Metal Pack Holdings (CCC+/B3)
DEM	7,500,000	9.88	05/29/2007	5,105,138
Owens Brockway Glass Container (B/B2)
USD	2,500,000	8.25	05/15/2013	2,737,500
Owens Brockway Glass Container (BB-/B1)
	8,000,000	8.88	02/15/2009	8,660,000
Owens Brockway Glass Containers (B/B2)(a)
	1,000,000	6.75	12/01/2014	1,010,000
Pliant Corp. (CCC+/B3)
	4,500,000	11.13	09/01/2009	4,905,000
Pliant Corp. (CCC+/Caa2)
	6,000,000	13.00	06/01/2010	5,886,567
Portola Packaging, Inc. (CCC/Caa1)
	1,500,000	8.25	02/01/2012	1,230,000
Tekni-Plex, Inc. (CCC/Caa1)(a)
	1,000,000	8.75	11/15/2013	990,000
Tekni-Plex, Inc. (CCC/Caa2)
	2,500,000	12.75	06/15/2010	2,287,500

				83,881,025

GOLDMAN SACHS HIGH YIELD FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Paper — 3.2%
Ainsworth Lumber Co., Ltd. (B+/B2)
USD	3,500,000	7.25	(a)%	10/01/2012	$3,500,000
	2,000,000	6.75		03/15/2014	1,930,000
Boise Cascade LLC (B+/B2)(a)
	2,250,000	7.13		10/15/2014	2,351,250
Georgia-Pacific Corp. (BB+/Ba2)
	5,000,000	9.38		02/01/2013	5,775,000
Georgia-Pacific Corp. (BB+/Ba3)
	5,000,000	8.13		05/15/2011	5,756,250
	1,000,000	9.50		12/01/2011	1,237,500
	1,500,000	7.70		06/15/2015	1,717,500
JSG Funding PLC (B-/B3)
	2,500,000	9.63		10/01/2012	2,762,500
EUR	7,000,000	10.13		10/01/2012	10,346,975
JSG Funding PLC (B-/Caa1)(e)
USD	3,518,508	15.50		10/01/2013	4,099,062
Kappa Beheer B.V. (B/B2)
EUR	2,750,000	10.63		07/15/2009	3,795,685
	5,000,000	12.50		07/15/2009	6,933,876
MDP Acquisitions PLC (B-/Caa1)(e)
	4,222,217	15.50		10/01/2013	6,557,897
Port Townsend Paper Corp. (B/B3)(a)
USD	6,000,000	11.00		04/15/2011	6,180,000
Tembec Industries, Inc. (B/B2)
	4,000,000	8.50		02/01/2011	3,960,000

					66,903,495

Pipelines — 4.1%
El Paso CGP Co. (CCC+/Caa1)
	2,000,000	7.63		09/01/2008	2,075,000
	1,000,000	10.75		10/01/2010	1,053,750
	1,000,000	7.75		10/15/2035	932,500
	2,000,000	7.42		02/15/2037	1,800,000
El Paso Corp. (CCC+/Caa1)
EUR	6,000,000	5.75		03/14/2006	8,066,137
	7,000,000	7.13		05/06/2009	9,547,539
USD	3,000,000	7.38		12/15/2012	3,000,000
	6,000,000	7.80		08/01/2031	5,775,000
	3,750,000	7.75		01/15/2032	3,646,875
El Paso Natural Gas Co. (B-/B1)
	2,875,000	8.63		01/15/2022	3,335,000
	2,375,000	7.50		11/15/2026	2,464,063
	4,250,000	8.38		06/15/2032	4,738,750
Sonat, Inc. (CCC+/Caa1)
	1,000,000	7.63		07/15/2011	1,027,500
Southern Natural Gas Co. (B-/B1)
	3,000,000	8.88		03/15/2010	3,330,000
	3,000,000	7.35		02/15/2031	3,112,500
	1,500,000	8.00		03/01/2032	1,631,250
Tennessee Gas Pipeline Co. (B-/B1)
	3,000,000	7.00		10/15/2028	2,985,000
	3,750,000	8.38		06/15/2032	4,218,750
	1,500,000	7.63		04/01/2037	1,567,500
The Williams Cos., Inc. (B+/B1)
	6,750,000	8.13		03/15/2012	7,762,500
	9,000,000	7.88		09/01/2021	10,215,000
	1,000,000	7.50		01/15/2031	1,080,000

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Pipelines — (continued)
TransMontaigne, Inc. (B/B3)
USD	3,000,000	9.13%	06/01/2010	$3,225,000

				86,589,614

Publishing — 5.5%
Advanstar Communications, Inc. (B-/B3)
	4,000,000	10.75	08/15/2010	4,500,000
Advanstar Communications, Inc. (CCC+/Caa2)
	3,750,000	12.00	02/15/2011	4,040,625
Advanstar, Inc.(c)
	2,875,000	0.00/15.00	10/15/2011	2,472,500
Advertising Directory Solution (B-/Caa1)(a)
	4,000,000	9.25	11/15/2012	4,230,000
American Color Graphics, Inc. (B-/Caa1)
	500,000	10.00	06/15/2010	427,500
American Lawyer Media, Inc. (CCC/Caa3)
	4,000,000	9.75	12/15/2007	4,000,000
American Media Operations, Inc. (B-/B3)
	2,000,000	8.88	01/15/2011	2,100,000
Dex Media East LLC (B/B2)
	3,087,000	12.13	11/15/2012	3,704,400
Dex Media West LLC (B/B2)
	9,744,000	9.88	08/15/2013	11,059,440
Dex Media, Inc. (B/B3)
	1,250,000	8.00	11/15/2013	1,328,125
Dex Media, Inc. (B/B3)(c)
	14,000,000	0.00/9.00	11/15/2013	10,570,000
Houghton Mifflin Co. (B-/Caa1)
	1,750,000	9.88	02/01/2013	1,833,125
Houghton Mifflin Co. (B-/Caa2)(c)
	2,000,000	0.00/11.50	10/15/2013	1,365,000
Lighthouse International Co. S.A. (B/B3)
EUR	11,750,000	8.00	04/30/2014	15,834,526
Merrill Corp. (CCC+/Caa1)(h)
USD	1,617,104	12.00	05/01/2009	1,710,087
Odyssee Financing S.A. (B/B3)(a)
EUR	3,125,000	8.38	10/15/2014	4,507,020
PEI Holdings, Inc. (B/B1)
USD	2,261,000	11.00	03/15/2010	2,636,891
Polestar Corp. PLC(e)
GBP	316,836	12.50	06/30/2011	59,689
	68,885	10.50	05/30/2008	12,977
Primedia, Inc. (B/B3)
USD	2,750,000	7.63	04/01/2008	2,791,250
	4,000,000	8.88	05/15/2011	4,220,000
	1,000,000	8.00	05/15/2013	1,022,500
WDAC Subsidiary Corp. (CCC+/B2)(a)
	2,500,000	8.38	12/01/2014	2,437,500
WDAC Subsidiary Corp. (CCC+/Caa1)(a)
EUR	12,000,000	8.50	12/01/2014	15,349,154
WRC Media Corp. (CCC/Caa2)
USD	2,500,000	12.75	11/15/2009	2,362,500
Yell Finance B.V. (BB-/B1)
GBP	1,913,000	10.75	08/01/2011	4,027,357

GOLDMAN SACHS HIGH YIELD FUND

    Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Publishing — (continued)
USD	6,388,000	0.00/13.50	%(c)	08/01/2011	$6,356,060
Ziff Davis Media, Inc. (CC)(e)(h)
	459,485	13.00		08/12/2009	491,649

					115,449,875

Real Estate — 0.4%
CB Richard Ellis Services, Inc. (B+/B1)
	650,000	9.75		05/15/2010	741,000
CB Richard Ellis Services, Inc. (B-/B3)
	4,000,000	11.25		06/15/2011	4,560,000
Crescent Real Estate Equities Ltd. (B/B1)
	2,000,000	9.25		04/15/2009	2,170,000

					7,471,000

Retailers — 1.6%
Brake Bros. Finance PLC (B-/B3)
GBP	6,500,000	12.00		12/15/2011	14,143,372
General Nutrition Center (CCC+/Caa1)
USD	2,500,000	8.50		12/01/2010	2,250,000
Ingles Markets, Inc. (B+/BA3)
	4,000,000	8.88		12/01/2011	4,160,000
Jean Coutu Group PJC, Inc. (B/B3)(a)
	4,000,000	8.50		08/01/2014	3,985,000
Pathmark Stores, Inc. (CCC+/Caa1)
	1,000,000	8.75		02/01/2012	960,000
Rite Aid Corp. (B+/B2)
	2,000,000	9.50		02/15/2011	2,150,000
Rite Aid Corp. (B-/Caa1)
	2,125,000	7.13		01/15/2007	2,119,688
	2,000,000	6.88		08/15/2013	1,800,000
Victoria Acquisition III B.V. (B/B3)(a)
EUR	2,000,000	7.88		10/01/2014	2,616,926

					34,184,986

Technology — 3.3%
Activant Solutions, Inc. (B+/B2)
USD	3,000,000	10.50		06/15/2011	3,240,000
AMI Semiconductor, Inc. (B/B3)
	4,216,000	10.75		02/01/2013	4,932,720
Amkor Technology, Inc. (B/B3)
	2,000,000	9.25		02/15/2008	1,975,000
	1,000,000	7.75		05/15/2013	887,500
Amkor Technology, Inc. (CCC+/Caa1)
	1,500,000	5.75		06/01/2006	1,451,055
DDI Capital Corp.(e)
	2,286,342	16.00		01/01/2009	1,371,805
Global eXchange Services (CCC+/B3)(h)
	4,000,000	12.00		07/15/2008	3,680,000
Globix Corp.(e)
	321,664	11.00		05/01/2008	304,776
Lucent Technologies, Inc. (B/B2)
	4,000,000	5.50		11/15/2008	4,100,000
	4,250,000	6.45		03/15/2029	3,814,375
Nortel Networks Corp. (B-/B3)
	2,000,000	4.25		09/01/2008	1,923,320

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Technology — (continued)
Nortel Networks Ltd. (B-/B3)
USD	3,000,000	6.13%		02/15/2006	$3,037,500
Riverdeep Group (B-/B3)
EUR	3,750,000	9.25		04/15/2011	5,188,171
Syniverse Technology (B-/B3)
USD	5,750,000	12.75		02/01/2009	6,483,125
Telefonaktiebolaget LM Ericsson (BB+/Ba2)
	3,000,000	6.50		05/20/2009	3,213,750
Worldspan LP (B-)
	7,500,000	9.63		06/15/2011	8,790,150
Xerox Capital Trust I (B-/Ba3)
	4,500,000	8.00		02/01/2027	4,691,250
Xerox Corp. (B+/Ba2)
EUR	4,000,000	9.75		01/15/2009	6,264,961
USD	2,250,000	9.75		01/15/2009	2,598,750
	2,000,000	7.63		06/15/2013	2,155,000

					70,103,208

Telecommunications — 1.6%
Alaska Communications System Holdings (B-/B2)
	2,000,000	9.88		08/15/2011	2,165,000
Colt Telecom Group PLC (B-/B3)
EUR	2,750,000	7.63		12/15/2009	3,553,407
Eircom Funding (BB-/B1)
	2,000,000	8.25		08/15/2013	2,988,908
Exodus Communications, Inc.(b)
EUR	2,500,000	10.75		12/15/2009	8,158
USD	625,000	10.75		12/15/2009	1
	1,500,000	11.25		07/01/2008	2
	2,000,000	11.63		07/15/2010	2
FairPoint Communications, Inc. (B-)(h)
	1,500,000	6.49		05/01/2008	1,473,750
Inmarsat Finance II PLC (CCC+/Caa1)(c)
	2,875,000	0.00/10.38		11/15/2012	2,084,375
PSINet, Inc.(b)
	1,000,000	11.00		08/01/2009	10,000
	3,750,000	10.00		02/15/2005	37,500
	1,000,000	11.50		11/01/2008	10,000
Qwest Capital Funding, Inc. (B/Caa2)
	6,000,000	7.90		08/15/2010	5,895,000
Qwest Communications International, Inc. (B/B3)(a)
	2,000,000	7.75		02/15/2014	2,030,000
Qwest Corp. (BB-/Ba3)
	4,000,000	9.13	(a)	03/15/2012	4,550,000
	3,500,000	6.88		09/15/2033	3,176,250
Qwest Services Corp. (B/Caa1)(a)
	2,000,000	14.00		12/15/2010	2,365,000
	3,088,000	14.50		12/15/2014	3,852,280

					34,199,633

Telecommunications — Cellular — 3.4%
AirGate PCS, Inc. (CCC/Caa1)
	2,133,300	9.38		09/01/2009	2,282,631
Alamosa Delaware, Inc. (CCC+/Caa1)
	5,250,000	0.00/12.00	(c)	07/31/2009	5,656,875

GOLDMAN SACHS HIGH YIELD FUND

    Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Telecommunications-Cellular — (continued)
USD	1,787,000	11.00%	07/31/2010	$2,081,855
	1,500,000	8.50	01/31/2012	1,601,250
American Cellular Corp. (B-/Caa1)
	5,000,000	10.00	08/01/2011	4,625,000
Centennial Cellular Communications (CCC/Caa1)
	4,500,000	10.13	06/15/2013	5,107,500
Horizon PCS, Inc. (CCC/B3)(a)
	1,125,000	11.38	07/15/2012	1,271,250
IWO Holdings, Inc.(b)
	2,000,000	14.00	01/15/2011	1,540,000
Nextel Communications, Inc. (BB/Ba3)
	500,000	5.95	03/15/2014	518,750
	15,000,000	7.38	08/01/2015	16,537,500
Nextel Partners, Inc. (B-/B3)
	1,709,000	12.50	11/15/2009	1,918,352
	4,000,000	8.13	07/01/2011	4,420,000
Oskar Mobil AS (B/B1)(a)
EUR	2,000,000	7.50	10/15/2011	2,807,225
Partner Communications Co. Ltd. (B/B2)
USD	4,000,000	13.00	08/15/2010	4,520,000
Rogers Wireless Communications, Inc. (B+/B2)(a)
	1,250,000	8.00	12/15/2012	1,334,375
Rogers Wireless Communications, Inc. (BB/Ba3)(a)
	2,000,000	7.50	03/15/2015	2,137,500
Rural Cellular Corp. (CCC/Caa1)
	4,000,000	9.88	02/01/2010	4,270,000
Rural Cellular Corp. (CCC/Caa2)
	1,500,000	9.75	01/15/2010	1,447,500
Triton PCS, Inc. (CCC/Ca)
	5,000,000	9.38	02/01/2011	4,062,500
	2,000,000	8.75	11/15/2011	1,560,000
Triton PCS, Inc. (CCC/Caa1)
	1,500,000	8.50	06/01/2013	1,451,250

				71,151,313

Textiles — 0.8%
Collins & Aikman Floor Cover (B-/Caa1)
	1,750,000	9.75	02/15/2010	1,872,500
Day International Group, Inc. (CCC+/Caa1)
	2,500,000	9.50	03/15/2008	2,540,625
Oxford Industries, Inc. (B/B2)
	3,500,000	8.88	06/01/2011	3,745,000
Propex Fabrics, inc. (B-/Caa1)(a)
	4,499,999	10.00	12/01/2012	4,590,000
Russell Corp. (BB-/B1)
	2,000,000	9.25	05/01/2010	2,145,000
Warnaco, Inc. (B/B1)
	2,000,000	8.88	06/15/2013	2,200,000

				17,093,125

Transportation — 0.2%
Petroleum Helicopters, Inc. (BB-/B1)
	1,250,000	9.38	05/01/2009	1,350,000
Stena AB (BB-/Ba3)
	2,000,000	9.63	12/01/2012	2,240,000

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Transportation — (continued)
USD	1,000,000	7.50%	11/01/2013	$1,020,000

				4,610,000

TOTAL CORPORATE BONDS				$1,933,179,899

Emerging Market Debt — 1.3%
Federal Republic of Brazil (BB-/B1)
USD	770,000	10.13%	05/15/2027	$858,550
	3,670,000	12.25	03/06/2030	4,743,475
	5,700,000	11.00	08/17/2040	6,606,300
Republic of Argentina (D/Ca)
	3,063,400	12.00	06/19/2031	958,844
Republic of Peru (BB/Ba3)
EUR	2,000,000	7.50	10/14/2014	2,799,655
USD	2,500,000	9.13	02/21/2012	2,875,000
Republic of Turkey (BB-/B1)
	2,400,000	11.88	01/15/2030	3,426,000
Russian Federation (BB+/Baa3)(h)
	4,000,000	5.00	03/31/2030	4,194,800

TOTAL EMERGING MARKET DEBT				$26,462,624

	Interest	Maturity
Shares	Rate	Date	Value
Preferred Stocks — 0.8%
Avecia Group PLC(e)
15,000	16.00%	07/01/2010	$390,000
Dobson Communications Corp.*(a)
3,500	6.00	08/19/2016	242,669
Eagle-Picher Holdings, Inc.*
200	11.75	03/01/2008	1,600,000
GNC Corp.(e)(f)
2,750	12.00	12/01/2011	2,667,500
HLI Operating Co., Inc.*
184	8.00	12/31/2049	10,120
Lucent Technologies Capital Trust I(a)
1,000	7.75	03/15/2017	1,117,220
Primedia, Inc.
58,980	10.00	02/01/2008	5,809,530
Rural Cellular Corp.(e)
3,648	12.25	05/15/2011	2,325,863
Spanish Broadcasting Systems Incorporated(e)(f)
2,840	10.75	10/15/2013	3,081,400
Ziff Davis Holdings, Inc.*
120	10.00	03/31/2010	8,280

TOTAL PREFERRED STOCKS			$17,252,582

Shares	Description	Value
Common Stocks* — 1.2%
50,354	AirGate PCS, Inc.	$1,841,446
2,731	App China Group Ltd.	133,999

GOLDMAN SACHS HIGH YIELD FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks* — 1.2%
24,334	Axiohm Transaction Solutions, Inc.	$243
6,261	Birch Telecom, Inc.	0
4,064	Brunner Mond	262,606
37,947	Chelys Ltd. Ordinary GDR	35,744
60,370	Cheyls Ltd. Preference GDR	34,119
113,664	Colt Telecom Group PLC	121,520
3,157	Crunch Equity Holding, LLC	4,104,066
225,274	Dobson Communications Corp.	414,504
287,000	Drax Group Ltd.(g)	0
538	General Chemical Industrial Product, Inc.	149,860
2,692	Genesis HealthCare Corp.	93,359
51,605	Globix Corp.	182,682
45,251	Hayes Lemmerz International, Inc.	362,913
102,857	Haynes International, Inc.	1,861,712
71,241	iPCS, Inc.	2,244,091
11,243	Mattress Discounters	0
5,384	NeighborCare, Inc.	157,913
33,342	Pathmark Stores, Inc.	158,041
202	Polestar Co.	4
33,975	Polymer Group, Inc.	611,550
8,689	Simonds Industries	295,426
659,866	Telewest Global, Inc.	11,118,742
14,135	Thermadyne Holdings Corp.	181,493
103,389	Viasystems Group, Inc.	465,251
13,068	WKI Holding Co., Inc.	124,146
3,044	WRC Media, Inc.(a)	61

TOTAL COMMON STOCKS		$24,955,491

		Expiration
Units	Description	Date	Value
Warrants* — 0.3%
2,875		Advanstar Holdings Corp.
		10/15/2011	$57
2,750		American Tower Escrow Corp.
		08/01/2008	700,430
2,000		ASAT Finance LLC
		11/01/2006	2,000
670		Asia Pulp & Paper Ltd.
		03/15/2005	7
40,000		Avecia Group PLC (Ordinary)
		07/01/2010	20,000
40,000		Avecia Group PLC (Preferred)
		07/01/2010	20,000
311	General Chemical Industrial Product, Inc.
		04/30/2011	0
231	General Chemical Industrial Product, Inc. Series B
		04/30/2011	0
5,598	Hayes Lemmerz International, Inc.
		06/03/2006	2,127
10,000		HMP Equity Holdings Corp.
		05/15/2011	4,500,000

		Expiration
Units	Description	Date	Value
Warrants — (continued)
2,500		Horizon PCS, Inc.
		10/01/2010	$25
3,000		IWO Holdings, Inc.
		01/15/2011	30
1,750		Knology, Inc.
		10/23/2007	943
750		Mattress Discounters Holding Corp.
		07/15/2007	8
		MDP Acquisitions PLC
2,500		09/30/2013	3,263
2,500		10/01/2013	67,500
1,500		Merrill Corp. Class A
		05/01/2009	15
2,728		Merrill Corp. Class B
		05/01/2009	27
8,000		Mueller Holdings, Inc.
		04/15/2014	556,000
2,229		Nycomed Holding
		09/18/2013	29
6,250		Ono Finance PLC
		05/31/2009	78
7,000		Pliant Corp.
		06/01/2010	70
13,526		Thermadyne Holdings Corp.
		05/23/2006	1,353
22,000		Ziff Davis Holdings, Inc.
		08/12/2012	2,200

TOTAL WARRANTS*			$5,876,162

TOTAL INVESTMENTS BEFORE
REPURCHASE AGREEMENT — 95.8%			$2,007,726,758

	Principal	Interest	Maturity
	Amount	Rate	Date	Value
Repurchase Agreement(i) — 2.6%
Joint Repurchase Agreement Account II
USD	55,000,000	2.52%	02/01/2005	$55,000,000
Maturity Value: $55,003,844

TOTAL INVESTMENTS — 98.4%				$2,062,726,758

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*   Non-income producing security.

•   The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

DEM	= German Mark
EUR	= Euro Currency
GBP	= Great Britain Pound
USD	= U.S. Dollar

GOLDMAN SACHS HIGH YIELD FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $331,858,709, which represents approximately 15.5% of net assets as of January 31, 2005.

(b)	Security is currently in default.
(c)	These securities are issued with a zero coupon or dividend rate which increases to the stated rate at a set date in the future.
(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Pay-in-kind securities.
(f)	Securities with “Put” or “Call” features. Maturity dates disclosed are the next “Put” or “Call” dates.
(g)	Security priced as a unit.
(h)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2005.
(i)	Joint repurchase agreement was entered into on January 31, 2005.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviation:
GDR	—	Global Depositary Receipt

GOLDMAN SACHS HIGH YIELD FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $55,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,550,000,000	2.51%	02/01/2005	$1,550,108,070

Barclays Capital PLC	1,250,000,000	2.53	02/01/2005	1,250,087,847

Bear Stearns & Co.	200,000,000	2.51	02/01/2005	200,013,944

Deutsche Bank Securities, Inc.	490,000,000	2.51	02/01/2005	490,034,164

Greenwich Capital Markets	400,000,000	2.52	02/01/2005	400,028,000

J.P. Morgan Securities, Inc.	440,000,000	2.51	02/01/2005	440,030,678

Morgan Stanley & Co.	890,000,000	2.52	02/01/2005	890,062,300

UBS Securities LLC	487,800,000	2.51	02/01/2005	487,834,011

Westdeutsche Landesbank AG	600,000,000	2.51	02/01/2005	600,041,833

TOTAL	$6,307,800,000			$6,308,240,847

At January 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 04/01/2008 to 02/01/2017; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/26/2005 to 02/01/2035; Federal National Mortgage Association, 2.25% to 9.00%, due 03/15/2005 to 02/01/2035 and Government National Mortgage Association, 0.00% to 6.00%, due 09/15/2019 to 12/20/2034.

FORWARD FOREIGN CURRENCY CONTRACTS — At January 31, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

	Expiration	Value on		Unrealized
Open Forward Foreign Currency Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Euro	02/09/2005	$434,542	$437,107	$2,565	$—
Euro	02/09/2005	12,160,637	11,945,151	—	215,486
Great Britain Pound	02/09/2005	59,554	59,520	—	34

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$12,654,733	$12,441,778	$2,565	$215,520

	Expiration	Value on		Unrealized
Open Forward Foreign Currency Sale Contracts	Date	Settlement Date	Current Value	Gain	Loss

Euro	02/09/2005	$17,821,407	$17,449,013	$372,394	$—
Euro	02/09/2005	413,421,143	416,232,976	—	2,811,833
Great Britain Pound	02/09/2005	55,352,334	56,558,096	—	1,205,762

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$486,594,884	$490,240,085	$372,394	$4,017,595

TAX INFORMATION — At January 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,903,200,141
Gross unrealized gain	235,569,883
Gross unrealized loss	(76,043,266)

Net unrealized security gain	$159,526,617

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

     Statement of Investments

     January 31, 2005 (Unaudited)

Principal		Interest		Maturity
Amount•		Rate		Date	Value
Sovereign Debt Obligations — 84.8%
Argentina — 5.2%
Republic of Argentina
ARS	610,000	2.00%		01/03/2016	$286,353
Republic of Argentina (CCC+/Caa1)(a)
USD	620,000	3.01		08/03/2012	527,930
Republic of Argentina (D/Ca)
DEM	400,000	11.25		04/10/2006	80,081
USD	340,000	11.38		01/30/2017	108,970
	1,920,863	12.25		06/19/2018	600,269

					1,603,603

Brazil — 12.7%
Federal Republic of Brazil (BB-/B1)
	200,000	10.50		07/14/2014	232,500
	610,000	8.75		02/04/2025	601,521
	320,000	10.13		05/15/2027	356,800
	1,505,000	12.25		03/06/2030	1,945,212
	660,000	11.00		08/17/2040	764,940

					3,900,973

Bulgaria — 3.3%
Republic of Bulgaria (BBB-/Ba1)(a)
	998,095	3.75		07/28/2012	1,000,590

Colombia — 2.3%
Republic of Colombia (BB/Ba2)
	630,000	10.38		01/28/2033	715,050

Croatia — 0.1%
Republic of Croatia (BBB/Baa3)(a)
	38,182	3.81		07/31/2010	38,182

Dominican Republic — 0.7%
Dominican Republic (CC/B3)
	50,000	9.50		09/27/2006	48,750
	180,000	9.04		01/23/2013	164,250

					213,000

Ecuador — 2.6%
Republic of Ecuador (B-/Caa1)(b)
USD	845,000	8.00		08/15/2030	783,738

El Salvador — 2.1%
Republic of El Salvador (BB+/Baa3)
	620,000	8.25		04/10/2032	633,950

Guatemala — 1.4%
Republic of Guatemala (BB-/Ba2)
	180,000	10.25		11/08/2011	213,750
	200,000	8.13	(c)(d)	10/06/2019	209,000

					422,750

Indonesia — 1.4%
Republic of Indonesia(a)
	230,000	3.50		03/25/2005	227,700
	200,000	3.56		01/25/2006	197,000

					424,700

Principal		Interest		Maturity
Amount•		Rate		Date	Value
Sovereign Debt Obligations — (continued)
Israel — 1.9%
Government of Israel (A2)
ILS	570,000	10.00%		05/31/2012	$154,788
	1,760,000	7.50		03/31/2014	420,638

					575,426

Ivory Coast — 0.5%
Ivory Coast
USD	845,500	2.00		03/29/2018	152,190

Lebanon — 1.3%
Republic of Lebanon MTN (B-)(a)(c)
	400,000	5.88		11/30/2009	398,000

Mexico — 5.6%
United Mexican States (Baa1)
MXN	21,175,000	8.00		12/19/2013	1,731,804

Nigeria — 1.5%
Central Bank of Nigeria(d)
USD	500,000	6.25		05/15/2005	475,000

Panama — 2.6%
Republic of Panama (BB/Ba1)
	395,000	9.38		01/16/2023	462,150
	300,000	8.88		09/30/2027	333,000

					795,150

Peru — 4.4%
Republic of Peru (BB/Ba3)
	385,000	9.13		02/21/2012	442,750
EUR	240,000	7.50		10/14/2014	335,959
USD	530,000	8.38		05/03/2016	575,050

					1,353,759

Philippines — 6.4%
Republic of Philippines (BB-/B1)
	50,000	9.50	(d)	10/21/2006	54,375
	395,000	9.38	(d)	01/18/2012	420,675
	80,000	9.00		02/15/2013	83,600
	160,000	8.88		03/17/2015	162,240
	330,000	9.88		01/15/2019	350,196
	530,000	10.63		03/16/2025	584,961
	300,000	9.50		02/02/2030	298,125

					1,954,172

Russia — 9.6%
Ministry Finance of Russia (BBB-/Ba2)
	1,195,000	3.00		05/14/2008	1,114,338
Russian Federation (BBB-/Baa3)(b)
	1,750,000	5.00		03/31/2030	1,835,225

					2,949,563

South Africa — 1.2%
Republic of South Africa (A/A2)
ZAR	1,750,000	13.00		08/31/2010	363,471

Turkey — 8.3%
Republic of Turkey (BB-/B1)
USD	1,040,000	11.75		06/15/2010	1,294,800

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

     Statement of Investments (continued)

      January 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount•		Rate	Date	Value
Sovereign Debt Obligations — (continued)
Turkey — (continued)
Republic of Turkey (BB-/B1)
USD	200,000	7.25%	03/15/2015	$206,000
	740,000	11.88	01/15/2030	1,056,350

				2,557,150

Ukraine — 2.1%
Ukraine Government (B+/B1)
	116,670	11.00	03/15/2007	124,837
	240,000	5.33 (a)	08/05/2009	258,600
	240,000	7.65	06/11/2013	263,400

				646,837

Venezuela — 7.6%
Republic of Venezuala (B/B2)(a)
	1,680,000	3.69	04/20/2011	1,512,000
Republic of Venezuala (B/B2)
	710,000	10.75	09/19/2013	820,050

				2,332,050

TOTAL SOVEREIGN DEBT OBLIGATIONS				$26,021,108

Corporate Debt Obligation — 0.9%
Kazakhstan — 0.9%
Kazkommerts International BV (BB-/Baa2)
USD	260,000	8.50%	04/16/2013	$267,696

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 85.7%				$26,288,804

Repurchase Agreement(e) — 12.4%
United States — 12.4%
Joint Repurchase Agreement Account II
USD	3,800,000	2.52%	02/01/2005	$3,800,000
Maturity Value: $3,800,266

TOTAL INVESTMENTS — 98.1%				$30,088,804

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

•	The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description

ARS	= Argentine Peso
DEM	= German Mark
EUR	= Euro Currency
ILS	= Israel Shekel
MXN	= Mexican Peso
USD	= United States
ZAR	= South African Rand

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2005.

(b)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2005.

(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 607,000, which represents approximately 2.0% of net assets as of January 31, 2005.

(d)	Securities with “Call” or “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Joint repurchase agreement was entered into on January 31, 2005. Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviation:
 MTN — Medium-Term Note

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

     Statement of Investments

      January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $3,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,550,000,000	2.51%	02/01/2005	$1,550,108,070

Barclays Capital PLC	1,250,000,000	2.53	02/01/2005	1,250,087,847

Bear Stearns & Co.	200,000,000	2.51	02/01/2005	200,013,944

Deutsche Bank Securities, Inc.	490,000,000	2.51	02/01/2005	490,034,164

Greenwich Capital Markets	400,000,000	2.52	02/01/2005	400,028,000

J.P. Morgan Securities, Inc.	440,000,000	2.51	02/01/2005	440,030,678

Morgan Stanley & Co.	890,000,000	2.52	02/01/2005	890,062,300

UBS Securities LLC	487,800,000	2.51	02/01/2005	487,834,011

Westdeutsche Landesbank AG	600,000,000	2.51	02/01/2005	600,041,833

TOTAL	$6,307,800,000			$6,308,240,847

At January 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 04/01/2008 to 02/01/2017; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/26/2005 to 02/01/2035; Federal National Mortgage Association, 2.25% to 9.00%, due 03/15/2005 to 02/01/2035 and Government National Mortgage Association, 0.00% to 6.00%, due 09/15/2019 to 12/20/2034.

FORWARD FOREIGN CURRENCY CONTRACTS — At January 31, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

	Expiration	Value on		Unrealized
Open Forward Foreign Currency Purchase Contracts	Date	Settlement Date	Current Value	Gain

Mexican Peso	02/18/2005	$312,148	$313,801	$1,653

	Expiration	Value on		Unrealized
Open Forward Foreign Currency Sale Contracts	Date	Settlement Date	Current Value	Loss

Euro	02/28/2005	$312,970	$313,089	$119
Israeli Shekel	04/13/2005	651,957	656,147	4,190
Mexican Peso	02/18/2005	1,905,757	1,931,875	26,118
South African Rand	04/21/2005	345,690	349,851	4,161

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$3,216,374	$3,250,962	$34,588

TAX INFORMATION — At January 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$29,378,854

Gross unrealized gain	754,033
Gross unrealized loss	(44,083)

Net unrealized security gain	$709,950

GOLDMAN SACHS GLOBAL INCOME FUND

     Statement of Investments

     January 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount (a)		Rate	Date	Value
Foreign Sovereign Debt Obligations — 68.3%
Canadian Dollar — 1.7%
Government of Canada
CAD	3,600,000	6.00%	06/01/2008	$3,154,513
	930,000	5.00	06/01/2014	795,736
	2,650,000	5.75	06/01/2029	2,450,155

				6,400,404

Danish Krone — 1.1%
Kingdom of Denmark
DKK	20,000,000	6.00	11/15/2009	3,975,604

Euro Currency — 38.2%
Federal Republic of Germany
EUR	7,800,000	5.25	01/04/2008	10,918,448
	14,440,000	3.00	04/11/2008	19,042,215
	150,000	3.75	01/04/2015	198,919
	500,000	6.25	01/04/2024	856,359
	3,900,000	4.75	07/04/2028	5,655,612
	6,000,000	5.50	01/04/2031	9,676,694
	9,400,000	4.75	07/04/2034	13,740,105
Government of France
	2,722,941	3.00	07/25/2009	3,889,479
	6,300,000	5.50	04/25/2010	9,208,276
	15,250,000	5.00	04/25/2012	22,064,357
	1,800,000	8.50	10/25/2019	3,608,084
	1,500,000	8.50	04/25/2023	3,135,010
	700,000	5.50	04/25/2029	1,124,828
	2,950,000	5.75	10/25/2032	4,943,210
Kingdom of Spain
	3,000,000	6.00	01/31/2008	4,296,487
	2,950,000	4.20	07/30/2013	4,066,391
Kingdom of The Netherlands
	2,850,000	3.75	07/15/2009	3,850,762
	1,800,000	4.25	07/15/2013	2,489,944
Republic of Italy
	3,200,000	6.75	07/01/2007	4,578,450
	3,650,000	5.50	11/01/2010	5,360,779
	5,000,000	6.00	05/01/2031	8,463,420

				141,167,829

Great Britain Pound — 2.9%
United Kingdom Treasury
GBP	1,200,000	7.25	12/07/2007	2,422,996
	1,600,000	5.75	12/07/2009	3,169,773
	40,000	8.00	09/27/2013	93,483
	480,000	5.00	09/07/2014	931,762
	1,300,000	8.75	08/25/2017	3,403,493
	350,001	4.25	06/07/2032	631,805

				10,653,312

Israeli Shekel — 0.3%
Government of Israel
ILS	5,300,000	7.50	03/31/2014	1,266,693

Japanese Yen — 21.2%
Government of Japan
JPY	2,965,000,000	0.90	12/22/2008	29,218,153
	1,105,000,000	1.30	06/20/2012	10,944,063
	1,290,000,000	1.80	06/20/2014	13,056,470
	1,580,000,000	1.60	09/20/2014	15,689,458

Principal		Interest	Maturity
Amount (a)		Rate	Date	Value
Foreign Sovereign Debt Obligations — (continued)
Japanese Yen — (continued)
JPY	980,000,000	1.90%	03/20/2024	$9,423,186

				78,331,330

Mexican Peso — 1.1%
United Mexican States
MXN	49,400,000	8.00	12/19/2013	4,040,195

Polish Zloty — 0.5%
Republic of Poland
PLN	5,280,000	6.00	05/24/2009	1,683,737

South African Rand — 0.6%
Republic of South Africa
ZAR	11,400,000	13.00	08/31/2010	2,367,757

Swedish Krona — 0.5%
Kingdom of Sweden
SEK	11,000,000	6.75	05/05/2014	1,955,338

United States Dollar — 0.2%
United Mexican States
USD	800,000	7.50	04/08/2033	895,200

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$252,737,399

Corporate Bonds — 17.5%
Banks — 5.0%
Banca Popolare di Bergamo Capital Trust(a)(b)(c)
EUR	1,180,000	8.36%	02/15/2011	$1,895,754
Bank of America Corp.
USD	200,000	6.38	05/15/2005	201,980
	200,000	7.88	05/16/2005	202,879
	150,000	7.25	10/15/2025	183,493
BCI US Funding Trust II(b)(c)
EUR	870,000	3.74	07/15/2008	1,165,388
Citicorp
USD	100,000	7.20	06/15/2007	107,764
EUR	4,500,000	6.25	09/19/2009	3,346,658
Citigroup, Inc.
USD	1,250,000	6.75	12/01/2005	1,286,363
Credit Suisse First Boston London(b)(c)(d)
	1,330,000	7.90	05/01/2007	1,438,684
EGG Banking PLC
GBP	530,000	6.88	12/29/2021	1,081,329
HBOS PLC(b)(c)
EUR	1,220,000	6.05	11/23/2011	1,823,712
Merita Bank Ltd.
USD	1,010,000	6.50	04/01/2009	1,099,981
MIZUHO Financial Group (Cayman)(d)
	880,000	5.79	04/15/2014	932,691
National Westminster Bank PLC(b)(c)
	370,000	7.75	10/16/2007	404,589
Santander Financial Issuances
	1,100,000	7.88	04/15/2005	1,111,187

GOLDMAN SACHS GLOBAL INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Washington Mutual Finance Corp.
USD	2,020,000	8.25%	06/15/2005	$2,059,315
Wells Fargo Bank NA(b)
	230,000	7.80	06/15/2010	233,773

				18,575,540

Basic Industry — 0.3%
Lubrizol Corp.
	640,000	4.63	10/01/2009	641,424
	590,000	5.50	10/01/2014	605,516

				1,246,940

Capital Goods — 0.7%
Bombardier, Inc.(d)
	250,000	6.30	05/01/2014	214,375
	360,000	7.45	05/01/2034	300,600
Tyco International Group SA
EUR	1,440,000	6.13	04/04/2007	2,008,233

				2,523,208

Consumer Cyclicals — 0.5%
Ford Motor Credit Co.
USD	430,000	6.88	02/01/2006	441,105
General Motors Acceptance Corp.
EUR	450,000	7.00	11/15/2005	603,118
USD	940,000	6.75	01/15/2006	961,393

				2,005,616

Consumer Noncyclical — 0.9%
British American Tobacco Holdings BV(b)
EUR	1,040,000	3.04	07/21/2005	1,361,668
Imperial Tobacco Finance PLC
	250,000	6.25	06/06/2007	350,999
Imperial Tobacco Overseas BV
USD	1,410,000	7.13	04/01/2009	1,550,520

				3,263,187

Electric — 1.7%
FirstEnergy Corp.
	170,000	5.50	11/15/2006	174,803
	560,000	7.38	11/15/2031	651,169
NGG Finance PLC
EUR	1,520,000	5.25	08/23/2006	2,062,272
TXU Corp.(d)
USD	2,060,000	4.80	11/15/2009	2,051,511
	1,180,000	5.55	11/15/2014	1,178,656

				6,118,411

Energy — 0.2%
Amerada Hess Corp.
	540,000	7.13	03/15/2033	617,942

Financial Companies — 2.0%
Household Finance Corp.
EUR	940,000	6.25	09/21/2005	1,256,342

	Principal	Interest	Maturity
	Amount (a)	Rate	Date	Value
Corporate Bonds — (continued)
Financial Companies — (continued)
KFW International Finance, Inc.
JPY	600,000,000	2.05%	09/21/2009	$6,219,819

				7,476,161

Insurance — 1.1%
ACE INA Holdings, Inc.
USD	390,000	5.88	06/15/2014	402,532
CNA Financial Corp.
	430,000	6.50	04/15/2005	432,770
	420,000	6.60	12/15/2008	450,088
Endurance Specialty Holdings Ltd.
	480,000	7.00	07/15/2034	515,353
Prudential Insurance Co. of America
	1,900,000	6.38	07/23/2006	1,972,285
SL Finance PLC(b)
EUR	290,000	6.38	07/12/2022	436,003

				4,209,031

Natural Gas — 0.4%
CenterPoint Energy Resources Corp.
USD	1,180,000	7.88	04/01/2013	1,408,087

REIT — 0.5%
EOP Operating LP	1,730,000	6.63	02/15/2005	1,732,476

Telecommunications — 4.2%
AT&T Corp.(b)
EUR	770,000	7.75	11/21/2006	1,082,314
Bell Atlantic New Jersey, Inc.
USD	65,000	8.00	06/01/2022	80,500
British Telecommunications PLC(b)
	570,000	8.38	12/15/2010	681,562
EUR	650,000	7.13	02/15/2011	1,011,078
Clear Channel Communications, Inc.
USD	900,000	8.00	11/01/2008	1,007,946
Comcast Cable Communications
	1,900,000	8.38	05/01/2007	2,084,889
Comcast Cable Communications Holdings, Inc.
	360,000	9.46	11/15/2022	507,354
Cox Communications, Inc.(d)
	1,460,000	4.63	01/15/2010	1,454,564
Deutsche Telekom International Finance BV(b)
	230,000	8.75	06/15/2030	311,539
	280,000	9.25	06/01/2032	411,134
France Telecom SA
EUR	490,000	7.25	01/28/2013	785,666
	270,000	8.13	01/28/2033	522,791
Olivetti Finance NV
	1,770,000	5.88	01/24/2008	2,495,406
	240,000	7.75	01/24/2033	439,957
Sprint Capital Corp.
USD	1,260,000	4.78	08/17/2006	1,278,741

GOLDMAN SACHS GLOBAL INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount (a)		Rate	Date	Value
Corporate Bonds — (continued)
Telecommunications — (continued)
Verizon Global Funding Corp.
USD	1,380,000	6.13%	06/15/2007	$1,452,822

				15,608,263

TOTAL CORPORATE BONDS				64,784,862

Asset-Backed Securities — 2.0%
Mortgage — 2.0%
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A(b)
USD	3,106,217	2.78%	12/15/2033	$3,115,923
First Horizon ABS Trust Series 2004-HE3, Class A(b)
	2,969,697	2.82	10/25/2034	2,977,191
Fremont Home Loan Trust Series 2004-4, Class 2A2
	1,360,000	2.81	11/25/2035	1,361,455

TOTAL ASSET-BACKED SECURITIES				7,454,569

Mortgage-Backed Obligations(b) — 1.4%
Home Equity — 1.4%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
USD	1,444,985	2.90%	10/25/2034	$1,448,135
Sequoia Mortgage Trust Series 2004-10, Class A3A
	3,573,669	2.57	11/20/2034	3,562,353

TOTAL MORTGAGE-BACKED OBLIGATIONS				5,010,488

U.S. Treasury Obligations — 9.5%
United States Treasury Bonds
USD	4,000,000	8.13%	08/15/2019	$5,545,880
	7,450,000	6.25	05/15/2030	9,202,493
United States Treasury Notes
	10,500,000	4.38	05/15/2007	10,741,174
	3,000,000	6.50	02/15/2010	3,382,617
	6,100,000	4.25	11/15/2013	6,167,198

TOTAL U.S. TREASURY OBLIGATIONS				35,039,362

	Exercise	Expiration
Contracts (a)	Rate	Date	Value
Options Purchased — 0.0%
Cross Currency Option
Call MXN 29,160,950
Put USD 2,639,000	11.05	03/01/2005	$4,539
Cross Currency Option
Call NOK 6,822,120
Put EUR 834,000	8.18	02/08/2005	735

TOTAL OPTIONS PURCHASED			5,274

TOTAL INVESTMENTS — 98.7%			$365,031,954

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	The principal/option amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description
CAD	=	Canadian Dollar
DKK	=	Danish Krone
EUR	=	Euro Currency
GBP	=	Great Britain Pound
ILS	=	Israeli Shekel
JPY	=	Japanese Yen
MXN	=	Mexican Peso
PLN	=	Polish Zloty
SEK	=	Swedish Krona
USD	=	U.S. Dollar
ZAR	=	South African Rand

(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2005.

(c)	Perpetual Maturity. Maturity date presented represents the next call date.

(d)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 7,571,081, which represents approximately 2.1% of net assets as of January 31, 2005.

Investment Abbreviation:
REIT — Real Estate Investment Trust

GOLDMAN SACHS GLOBAL INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

WRITTEN OPTIONS — At January 31, 2005, the Fund had the following written options activity:

	Number of
	Contracts	Value

Contracts outstanding October 31, 2004	$ 4,980	$26,868
Contracts written	—	—
Contracts expired	(4,980)	(26,868)

Contracts outstanding January 31, 2005	—	—

FUTURES CONTRACTS — At January 31, 2005, the following futures contacts were open as follows:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)

90 day Eurodollar	445	March 2005	$ 107,934,750	$(140,250)
90 day Eurodollar	(445)	March 2006	(106,989,125)	(198,025)
Euro-Bund	(127)	March 2005	(19,879,647)	(4,594)
Euro-Schatz	23	March 2005	3,189,283	—
3 Month Euribor	105	June 2005	33,495,760	25,582
3 Month Euribor	(105)	June 2006	(33,327,879)	(15,304)
2 Year U.S. Treasury Notes	31	March 2005	6,480,938	(12,594)
5 Year U.S. Treasury Notes	(251)	March 2005	(27,421,750)	30,797
10 Year U.S. Treasury Notes	(191)	March 2005	(21,442,734)	(144,109)
U.S. Long Bond	55	March 2005	6,316,406	45,562

			$(51,643,998)	$(412,935)

FOREIGN CURRENCY CONTRACTS — At January 31, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Forward Foreign	Expiration	Value on		Unrealized
Currency Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	3/16/2005	$22,990,584	$23,455,489	$464,905	$—
Australian Dollar	3/16/2005	2,660,255	2,642,848	—	17,407
Canadian Dollar	3/16/2005	10,912,907	10,628,987	—	283,920
Chilean Peso	2/7/2005	407,251	435,525	28,274	—
Chilean Peso	2/8/2005	407,251	432,782	25,531	—
Chilean Peso	2/14/2005	353,000	374,007	21,007	—
Chilean Peso	2/18/2005	669,000	692,629	23,629	—
Chilean Peso	3/14/2005	452,000	461,983	9,983	—
Chilean Peso	3/22/2005	88,361	89,059	698	—
Chilean Peso	3/22/2005	333,000	332,099	—	901
Czech Koruna	3/16/2005	996,000	1,014,353	18,353	—
Czech Koruna	3/16/2005	1,867,062	1,865,356	—	1,706
Euro	3/16/2005	6,873,000	6,895,416	22,416	—
Euro	3/16/2005	21,426,447	21,081,952	—	344,495
Great Britain Pound	2/1/2005	3,383,857	3,402,488	18,631	—
Great Britain Pound	2/1/2005	2,975,412	2,939,661	—	35,751
Great Britain Pound	3/16/2005	6,992,990	7,002,467	9,477	—
Great Britain Pound	3/16/2005	7,892,000	7,681,142	—	210,858

GOLDMAN SACHS GLOBAL INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Open Forward Foreign	Expiration	Value on		Unrealized
Currency Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Hungarian Forint	3/10/2005	2,595,640	2,599,133	3,493	—
Hungarian Forint	3/10/2005	1,142,499	1,114,529	—	27,970
Iceland Krona	3/16/2005	1,181,610	1,239,721	58,111	—
Israeli Shekel	3/16/2005	1,516,000	1,533,197	17,197	—
Israeli Shekel	3/16/2005	1,009,571	1,005,879	—	3,692
Japanese Yen	3/16/2005	11,658,000	11,747,123	89,123	—
Japanese Yen	3/16/2005	20,784,949	20,610,844	—	174,105
Mexican Peso	3/3/2005	752,894	757,259	4,365	—
Mexican Peso	3/16/2005	11,025,319	11,100,392	75,073	—
Mexican Peso	3/16/2005	883,508	882,318	—	1,190
Norwegian Krone	3/16/2005	8,656,598	8,360,471	—	296,127
Polish Zloty	3/14/2005	1,928,025	1,931,001	2,976	—
Polish Zloty	3/16/2005	3,691,580	3,781,309	89,729	—
Polish Zloty	3/16/2005	441,000	438,982	—	2,018
Russian Ruble	2/10/2005	295,943	314,932	18,989	—
Russian Ruble	2/14/2005	722,483	749,587	27,104	—
Russian Ruble	2/16/2005	233,000	237,902	4,902	—
Russian Ruble	2/22/2005	311,828	317,009	5,181	—
Russian Ruble	3/3/2005	295,388	294,930	—	458
Russian Ruble	3/15/2005	1,035,283	1,038,455	3,172	—
Russian Ruble	3/15/2005	1,508,962	1,502,629	—	6,333
Russian Ruble	3/21/2005	532,316	530,856	—	1,460
Russian Ruble	3/30/2005	1,231,000	1,232,316	1,316	—
Russian Ruble	3/30/2005	560,318	558,621	—	1,697
Russian Ruble	4/6/2005	305,323	304,573	—	750
Singapore Dollar	3/16/2005	14,490,509	14,532,548	42,039	—
Singapore Dollar	3/16/2005	5,492,840	5,481,290	—	11,550
South African Rand	3/16/2005	882,000	891,142	9,142	—
South African Rand	3/16/2005	96,000	93,207	—	2,793
South Korean Won	2/1/2005	353,000	360,447	7,447	—
South Korean Won	2/1/2005	288,689	288,373	—	316
South Korean Won	2/11/2005	360,060	365,050	4,990	—
South Korean Won	2/14/2005	682,000	690,907	8,907	—
South Korean Won	2/22/2005	350,000	368,380	18,380	—
South Korean Won	2/28/2005	1,124,483	1,153,843	29,360	—
South Korean Won	3/8/2005	1,286,940	1,300,942	14,002	—
South Korean Won	3/8/2005	85,699	85,669	—	30
South Korean Won	3/9/2005	72,111	72,014	—	97
Swedish Krona	3/16/2005	21,426,000	20,992,060	—	433,940
Swiss Franc	3/16/2005	3,853,000	3,859,092	6,092	—
Swiss Franc	3/16/2005	10,934,000	10,732,465	—	201,535
Taiwan Dollar	2/1/2005	1,694,761	1,752,972	58,211	—
Taiwan Dollar	2/22/2005	199,355	204,234	4,879	—
Taiwan Dollar	3/7/2005	788,000	789,782	1,782	—
Taiwan Dollar	3/8/2005	345,940	347,777	1,837	—
Taiwan Dollar	3/11/2005	680,561	682,762	2,201	—
Taiwan Dollar	3/11/2005	927,000	926,074	—	926
Taiwan Dollar	4/18/2005	1,679,993	1,679,152	—	841

GOLDMAN SACHS GLOBAL INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Open Forward Foreign	Expiration	Value on		Unrealized
Currency Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Thailand Baht	2/1/2005	816,795	866,712	49,917	—
Thailand Baht	2/1/2005	360,929	360,054	—	875
Thailand Baht	2/9/2005	815,000	864,030	49,030	—
Thailand Baht	2/14/2005	205,000	207,005	2,005	—
Thailand Baht	2/18/2005	341,000	344,220	3,220	—
Thailand Baht	2/22/2005	699,253	726,950	27,697	—
Thailand Baht	2/22/2005	205,577	205,075	—	502
Thailand Baht	5/3/2005	508,154	506,983	—	1,171
Yuan Renminbi	4/19/2005	688,955	668,769	—	20,186
Yuan Renminbi	8/9/2005	131,000	130,632	—	368

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$238,844,018	$238,142,823	$1,384,773	$2,085,968

	Expiration	Value on		Unrealized
Open Forward Foreign Currency Purchase Contracts	Date	Settlement Date	Current Value	Gain	Loss

Australian Dollar	3/16/2005	$ 23,987,122	$ 24,484,611	$—	$497,489
Canadian Dollar	3/16/2005	15,432,579	15,187,270	245,309	—
Canadian Dollar	3/22/2005	6,373,752	6,322,087	51,665	—
Chilean Peso	2/7/2005	353,000	367,173	—	14,173
Chilean Peso	2/8/2005	351,000	366,330	—	15,330
Chilean Peso	2/14/2005	353,000	371,354	—	18,354
Chilean Peso	2/18/2005	646,049	674,176	—	28,127
Chilean Peso	2/28/2005	446,000	459,112	—	13,112
Chilean Peso	3/14/2005	353,000	371,720	—	18,720
Chilean Peso	3/22/2005	674,061	678,592	—	4,531
Czech Koruna	3/16/2005	317,000	315,902	1,098	—
Danish Krone	2/28/2005	4,158,266	4,154,508	3,758	—
Euro	2/28/2005	169,511,128	169,605,840	—	94,712
Euro	3/16/2005	39,153,154	38,713,436	439,718	—
Euro	3/16/2005	889,654	894,626	—	4,972
Great Britain Pound	2/1/2005	1,886,432	1,847,060	39,372	—
Great Britain Pound	2/1/2005	2,779,233	2,792,139	—	12,906
Great Britain Pound	3/16/2005	1,702,913	1,700,366	2,547	—
Great Britain Pound	3/16/2005	9,068,349	9,100,196	—	31,847
Great Britain Pound	3/17/2005	11,782,304	11,824,728	—	42,424
Hungarian Forint	3/10/2005	3,539,601	3,604,155	—	64,554
Hungarian Forint	3/16/2005	521,492	518,617	2,875	—
Iceland Krona	3/16/2005	1,011,099	1,036,184	—	25,085
Israeli Shekel	3/16/2005	2,580,080	2,603,575	—	23,495
Israeli Shekel	4/13/2005	1,413,134	1,414,547	—	1,413
Japanese Yen	2/25/2005	84,924,141	84,705,617	218,524	—
Japanese Yen	3/15/2005	841,000	841,377	—	377
Japanese Yen	3/16/2005	16,419,200	16,301,279	117,921	—
Japanese Yen	3/16/2005	12,918,000	12,983,868	—	65,868
Mexican Peso	2/18/2005	1,684,812	1,684,199	613	—
Mexican Peso	2/18/2005	2,283,279	2,284,276	—	997
Mexican Peso	3/3/2005	753,000	757,259	—	4,259
Mexican Peso	3/16/2005	6,187,420	6,253,523	—	66,103
New Zealand Dollar	3/16/2005	118,689	118,728	—	39
Norwegian Krone	3/16/2005	6,651,000	6,548,538	102,462	—

GOLDMAN SACHS GLOBAL INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

	Expiration	Value on		Unrealized
Open Forward Foreign Currency Sale Contracts	Date	Settlement Date	Current Value	Gain	Loss

Russian Ruble	3/15/2005	442,000	441,590	410	—
Russian Ruble	3/15/2005	1,513,000	1,518,890	—	5,890
Russian Ruble	3/21/2005	904,000	904,957	—	957
Russian Ruble	3/30/2005	827,000	827,884	—	884
Polish Zloty	3/14/2005	3,482,454	3,459,731	22,723	—
Polish Zloty	3/16/2005	1,558,625	1,535,272	23,353	—
Polish Zloty	3/16/2005	1,035,000	1,040,439	—	5,439
Singapore Dollar	3/16/2005	2,640,000	2,639,330	670	—
Singapore Dollar	3/16/2005	520,422	523,297	—	2,875
Slovakian Koruna	3/16/2005	453,203	461,100	—	7,897
South African Rand	3/16/2005	1,933,701	1,913,117	20,584	—
South African Rand	3/16/2005	243,579	244,178	—	599
South African Rand	4/21/2005	2,219,849	2,246,566	—	26,717
South Korean Won	2/1/2005	360,841	360,447	394	—
South Korean Won	2/1/2005	280,000	288,373	—	8,373
South Korean Won	2/11/2005	440,000	449,345	—	9,345
South Korean Won	2/22/2005	1,338,309	1,394,227	—	55,918
South Korean Won	2/28/2005	705,000	719,879	—	14,879
Swedish Krona	3/16/2005	5,331,457	5,140,527	190,930	—
Swedish Krona	3/16/2005	3,481,000	3,486,271	—	5,271
Swedish Krona	3/18/2005	1,683,238	1,631,039	52,199	—
Swiss Franc	3/16/2005	21,384,556	20,832,357	552,199	—
Swiss Franc	3/16/2005	10,271,000	10,304,108	—	33,108
Taiwan Dollar	2/1/2005	1,740,199	1,752,972	—	12,773
Taiwan Dollar	3/7/2005	690,921	695,709	—	4,788
Taiwan Dollar	3/11/2005	848,000	854,909	—	6,909
Thailand Baht	2/1/2005	868,819	866,712	2,107	—
Thailand Baht	2/1/2005	353,000	360,054	—	7,054
Thailand Baht	2/9/2005	834,000	853,639	—	19,639
Thailand Baht	2/22/2005	260,000	259,602	398	—
Yuan Renminbi	4/19/2005	673,848	668,769	5,079	—

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$501,380,964	$500,562,258	$2,096,908	$1,278,202

GOLDMAN SACHS GLOBAL INCOME FUND

      Statement of Investments (continued)

      January 31, 2005 (Unaudited)

Open Forward Foreign	Expiration	Purchase	Sale	Unrealized
Currency Cross Contracts (Purchase/Sale)	Date	Current Value	Current Value	Gain	Loss

Czech Koruna/Euro Currency	3/16/2005	$1,957,638	$2,032,095	$74,457	$—
Czech Koruna/Euro Currency	3/16/2005	1,986,427	1,975,154	—	11,273
Euro Currency/Czech Koruna	3/16/2005	2,557,433	2,561,130	3,697	—
Euro Currency/Czech Koruna	3/16/2005	5,236,289	5,161,667	—	74,622
Euro Currency/Great Britain Pound	3/16/2005	2,607,440	2,619,158	11,718	—
Euro Currency/Great Britain Pound	3/16/2005	2,619,158	2,580,701	—	38,457
Euro Currency/Hungarian Forint	3/16/2005	737,220	745,021	7,801	—
Euro Currency/Hungarian Forint	3/16/2005	1,449,522	1,435,329	—	14,193
Euro Currency/Iceland Krona	3/16/2005	178,238	178,719	481	—
Euro Currency/Iceland Krona	3/16/2005	178,719	173,701	—	5,018
Euro Currency/Japanese Yen	3/16/2005	6,078,190	6,094,366	16,176	—
Euro Currency/Japanese Yen	3/16/2005	1,842,551	1,839,242	—	3,309
Euro Currency/Norwegian Krone	3/16/2005	975,929	997,126	21,197	—
Euro Currency/Norwegian Krone	3/16/2005	997,126	979,016	—	18,110
Euro Currency/Polish Zloty	3/16/2005	1,665,322	1,676,391	11,069	—
Euro Currency/Polish Zloty	3/16/2005	2,353,619	2,308,248	—	45,371
Euro Currency/Slovakian Koruna	3/16/2005	579,496	583,201	3,705	—
Euro Currency/Slovakian Koruna	3/16/2005	1,362,816	1,336,555	—	26,261
Euro Currency/South African Rand	3/16/2005	455,897	463,594	7,697	—
Euro Currency/South African Rand	3/16/2005	463,594	450,578	—	13,016
Great Britain Pound/Euro Currency	3/16/2005	1,278,597	1,318,582	39,985	—
Great Britain Pound/Euro Currency	3/16/2005	1,318,582	1,274,659	—	43,923
Hungarian Forint/Euro Currency	3/16/2005	978,081	1,004,484	26,403	—
Hungarian Forint/Euro Currency	3/16/2005	1,004,484	988,918	—	15,566
Iceland Krona/Euro Currency	3/16/2005	697,873	716,921	19,048	—
Japanese Yen/Canadian Dollar	3/16/2005	1,739,079	1,788,555	49,476	—
Japanese Yen/Canadian Dollar	3/16/2005	1,788,555	1,783,375	—	5,180
Japanese Yen/Euro Currency	3/16/2005	3,026,022	3,035,425	9,403	—
Japanese Yen/Euro Currency	3/16/2005	4,643,795	4,623,973	—	19,822
Norwegian Krone/Euro Currency	3/16/2005	979,016	996,432	17,416	—
Norwegian Krone/Euro Currency	3/16/2005	996,432	974,690	—	21,742
Polish Zloty/Euro Currency	3/16/2005	1,945,142	1,987,625	42,483	—
Polish Zloty/Euro Currency	3/16/2005	559,030	547,253	—	11,777
Slovakian Koruna/Euro Currency	3/16/2005	2,464,888	2,531,711	66,823	—
Slovakian Koruna/Euro Currency	3/16/2005	1,664,038	1,660,424	—	3,614
South African Rand/Euro Currency	3/16/2005	557,672	561,143	3,471	—
South African Rand/Euro Currency	3/16/2005	561,143	555,742	—	5,401
Swiss Franc/Euro Currency	3/16/2005	4,172,744	4,253,052	80,308	—
Swiss Franc/Euro Currency	3/16/2005	4,253,052	4,167,729	—	85,323

TOTAL OPEN FORWARD FOREIGN CURRENCY CROSS CONTRACTS (PURCHASE/SALE)		$70,910,849	$70,961,685	$512,814	$461,978

TAX INFORMATION — At January 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$345,702,297

Gross unrealized gain	20,494,127
Gross unrealized loss	(1,164,470)

Net unrealized security gain	$19,329,657

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 98.3%
Alabama — 2.0%
Alabama 21st Century Authority RB for Tobacco Settlement Revenue Series 2001 (A-/Baa1)
$2,135,000	5.25%	12/01/2005	$2,181,671
Birmingham Jefferson Alabama Civic Center Authority Special Tax Refunding Series 2002 A (FSA) (AAA/Aaa)
3,000,000	5.25	01/01/2007	3,156,420
Huntsville Alabama GO Bonds Warrants Series 1995 A (AA/Aa2)
1,635,000	6.25	02/01/2006	1,651,350
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A/A2)
4,000,000	5.00	01/01/2008	4,227,040

			11,216,481

Alaska — 0.2%
North Slope Boro Alaska GO Bonds for Capital Appreciation Series 2003 A (MBIA) (AAA/Aaa)(a)
1,200,000	0.00	06/30/2005	1,188,900

Arizona — 3.2%
Arizona State Transportation Board Excise Tax RB for Maricopa County Regional Area Road Fund Series 2001 (AA/Aa2)
2,000,000	5.00	07/01/2005	2,024,140
Arizona State Transportation Board RB GANS Series 2001 (MBIA) (AAA/Aaa)
1,950,000	5.25	01/01/2006	2,003,859
Maricopa County Arizona Community College District GO Bonds Project Series 1994 C (AA/Aaa)
3,235,000	5.25	07/01/2005	3,277,217
Phoenix Arizona Civic Improvement Corp. Water System RB Junior Lien Series 1996 (AA/Aaa)(b)
2,150,000	5.90	07/01/2006	2,258,339
Salt River Agricultural Improvement & Power District Electric System RB for Salt River Project Series 2001 A (AA/Aa2)
2,000,000	5.25	01/01/2006	2,054,320
Salt River Agricultural Improvement & Power District Electric System RB for Salt River Project Unrefunded Balance Series 1993 C (AA/Aa2)
5,480,000	4.80	01/01/2007	5,726,216
University Medical Center Corp. Hospital RB Series 2004 (BBB+/A3)
500,000	5.00	07/01/2005	505,105
500,000	5.00	07/01/2006	514,190

			18,363,386

Arkansas — 0.8%
Little Rock Arkansas School District GO Bonds for Little Rock School District Series 2001 C (FSA) (Aaa)
1,565,000	5.00	02/01/2009	1,697,962
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (Aaa)
3,000,000	4.00	07/01/2016	3,064,320

			4,762,282

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — 12.7%
California Health Facilities Financing Authority RB for Catholic Healthcare West Series 2004 H (BBB+/Baa1)(c)
$5,000,000	4.45%	07/01/2011	$5,120,300
California State Economic Recovery GO Bonds Series 2004 A (AA-/Aa3)
300,000	5.00	01/01/2009	326,604
California State Economic Recovery GO Bonds Series 2004 B (AA-/Aa3)(c)
20,000,000	5.00	07/01/2007	21,201,000
California State GO Bonds Refunded Series 1998 (A/A3)
1,100,000	6.00	02/01/2008	1,205,743
California State GO Bonds Series 2004 (A/A3)
5,000,000	4.00	02/01/2009	5,225,250
1,000,000	4.00	02/01/2010	1,044,640
California State GO Bonds Variable Purpose Series 2004 (A/A3)
2,000,000	2.50	04/01/2006	2,003,620
6,500,000	5.00	04/01/2011	7,149,285
Fremont California COPS Refining Project Series 2003 (AMBAC) (SPA — Dexia Credit Local) (AAA/Aaa)(c)
4,600,000	1.70	08/01/2005	4,589,926
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (A-/Baa1)
2,000,000	5.00	06/01/2010	2,145,080
Kings River Conservation District Revenue COPS for Partnership Peaking Project Series 2004 (Baa1)
1,000,000	5.00	05/01/2007	1,047,050
1,000,000	4.00	05/01/2008	1,030,970
Los Angeles California Waste Water System RB Series 2003 (FSA) (AAA/Aaa)
3,000,000	5.00	06/01/2007	3,188,100
Metropolitan Water District RB for Southern California Waterworks Refunded Balance Series 1996 C (AAA/Aa2)(b)
8,775,000	5.00	01/01/2007	9,232,177
Santa Clara County Financing Authority Special Obligation RB for Measure B Transportation Improvement Program Series 2003 (A2)
400,000	5.00	08/01/2005	405,696
Tobacco Securitization Authority RB for Southern California
Tobacco Settlement Asset Backed Bonds Series 2002 A (BBB/Baa3)
6,625,000	5.25	06/01/2027	6,609,498
Truckee-Donner Public Utility District of California COPS Series A (ACA) (A)
1,000,000	3.50	01/01/2006	1,006,960

			72,531,899

Colorado — 1.0%
Colorado Department of Transportation RANS RB Series A (MBIA) (AAA/Aaa)
1,000,000	5.50	06/15/2006	1,042,640
Eagle Bend Metropolitan District No. 2 GO Bonds Refunding & Improvement Series 2003 (Radian) (AA)
420,000	3.00	12/01/2005	420,912
430,000	3.25	12/01/2006	434,949

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Colorado — (continued)
$440,000	3.50%	12/01/2007	$444,717
455,000	4.00	12/01/2008	467,999
480,000	4.00	12/01/2009	492,922
East Quincy Highlands Metropolitan District GO Bonds Series 2002 (LOC — U.S. Bank N.A.) (Aa1)(c)
2,290,000	2.25	12/01/2006	2,281,481

			5,585,620

Connecticut — 1.1%
Connecticut State GO Bonds Series 2003 C (AA/Aa3)
1,000,000	4.00	05/01/2005	1,004,820
Connecticut State Special Obligation Rate Reduction RB Series 2004 A (AAA/Aaa)
4,760,000	5.00	12/30/2009	5,227,860

			6,232,680

Florida — 4.7%
Escambia County Florida Health Facilities Authority RB Ascension Health Credit Series 2003 A (AA/Aa2)
1,700,000	2.50	11/15/2005	1,700,493
Florida State Board Education GO Bonds for Public Education Series 1998 B (AA+/Aa1)
2,000,000	6.00	06/01/2006	2,096,680
Florida State Board of Education Lottery RB Series 2002 C (MBIA) (AAA/Aaa)
5,085,000	5.25	01/01/2007	5,355,013
Huntington Community Development District RB for Special Assessment Series 2004 B
5,290,000	5.00	05/01/2009	5,312,535
Leesburg Florida Hospital RB for Leesburg Regional Medical Center Project Series 2003 A (A-/A3)
1,820,000	5.00	07/01/2008	1,909,999
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
585,000	2.00	05/01/2005	583,555
300,000	2.00	05/01/2006	294,375
610,000	2.38	05/01/2007	594,305
625,000	2.80	05/01/2008	609,563
300,000	3.00	05/01/2009	291,831
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 B
1,500,000	5.00	05/01/2009	1,511,145
Miami Dade County Florida School Board COPS Series 2003 A (MBIA) (AAA/Aaa)(c)
6,000,000	5.00	08/01/2008	6,420,000
Tampa Palms Florida Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
500,000	3.13	05/01/2009	507,450

			27,186,944

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Georgia — 3.0%
Atlanta Georgia RB for Airport and Marina Improvements Series 2000 A (FGIC) (AAA/Aaa)(b)
$2,500,000	5.50%	01/01/2010	$2,823,300
Bartow County Georgia GO Bonds Sales Tax Series 2003 (MBIA) (AAA/Aaa)
4,000,000	5.00	02/01/2006	4,109,960
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
1,400,000	4.85	06/01/2009	1,424,318
Gwinnett County Georgia School District GO Bonds Refunding Series 2002 (AA+/Aaa)
1,835,000	4.50	02/01/2006	1,875,920
Newton County Georgia Water Revenue GO Bonds Series 2004 (MBIA) (Aaa)
1,000,000	3.00	07/01/2005	1,004,140
1,020,000	3.00	07/01/2006	1,029,986
South Georgia Governmental Services Authority RB for Telecommunications/Cable Project Series 2004 (FGIC) (AAA/Aaa)
2,485,000	3.00	01/01/2007	2,513,578
2,055,000	4.00	01/01/2008	2,140,406

			16,921,608

Idaho — 0.5%
Boise-Kuna Idaho Irrigation District RB (AMBAC) (AAA/Aaa)
2,750,000	5.00	07/01/2006	2,849,742

Illinois — 3.6%
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvements Series 2000 (XLCA) (AAA/Aaa)(b)
4,610,000	5.65	01/01/2011	5,246,641
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
1,000,000	6.50	12/01/2006	1,061,750
Illinois Development Finance Authority RB for Revolving Fund Master Trust Series 2002 (Aaa)
2,500,000	5.00	03/01/2007	2,629,375
Illinois Educational Facilities Authority RB for Loyola University Chicago Series 1991 A (ETM) (AAA)
1,500,000	7.00	07/01/2007	1,618,815
Illinois Health Facilities Authority RB for Hospital Sisters Services Inc. Series 1998 A (MBIA) (Aaa)
4,375,000	5.25	06/01/2009	4,799,944
Illinois Health Facilities Authority RB for University of Chicago Hospital & Health Series 2003 (MBIA) (AAA/Aaa)
1,400,000	4.00	08/15/2005	1,413,804
1,325,000	5.00	08/15/2006	1,369,652
Illinois State GO Bonds First Series 2002 (MBIA) (AAA/Aaa)
2,000,000	5.00	07/01/2005	2,024,140

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Metropolitan Pier and Exposition Authority Hospitality Facilities RB for McCormick Place Series 1996 (ETM) (AAA/Aaa)
$500,000	5.75%	07/01/2006	$514,290

			20,678,411

Indiana — 1.3%
Indiana Bond Bank RB Common School Fund Advance Purchase Funding Series 2001 (AMBAC) (AAA/Aaa)
1,750,000	5.00	02/01/2005	1,750,000
Indiana Health Facilities Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
500,000	5.50	08/01/2006	512,380
Lawrenceburg Indiana PCRB for Indiana Michigan Power Co. Project Series 2003 F (BBB/Baa2)(c)
5,000,000	2.63	10/01/2006	4,976,150

			7,238,530

Kansas — 0.8%
Burlington Kansas PCRB Refunding Kansas Gas & Electric Co. Project Series 2004 B (MBIA) (AAA/Aaa)(c)
4,500,000	2.65	06/01/2006	4,496,985

Kentucky — 0.7%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)(d)
1,775,000	0.00/5.25	10/01/2007	1,808,938
Kentucky State Property & Building Community RB for Project No. 74 Series 2002 (A+/Aa3)
2,000,000	5.25	02/01/2005	2,000,000

			3,808,938

Louisiana — 0.6%
Jefferson Parish Hospital Service District No. 001 RB for West Jefferson Medical Center Series 1998 A (FSA) (AAA/Aaa)
1,755,000	5.00	01/01/2008	1,868,250
Louisiana State GO Bonds Series 1998 A (AMBAC) (AAA/Aaa)
1,850,000	5.50	04/15/2005	1,862,969

			3,731,219

Maine — 0.4%
Maine State COPS Series 2003 C (AA-)
1,000,000	3.50	06/01/2007	1,020,180
1,000,000	4.00	06/01/2008	1,037,850

			2,058,030

Maryland — 4.1%
Anne Arundel County GO Bonds Series 2003 (AA+/Aa1)
5,000,000	5.00	03/01/2006	5,147,700

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Maryland — (continued)
Maryland State GO Bonds State & Local Facilities Loan 2nd Series 2001 (AAA/Aaa)
$3,000,000	5.00%	07/15/2005	$3,040,350
15,000,000	5.25	03/01/2006	15,484,350

			23,672,400

Massachusetts — 1.0%
Boston Massachusetts GO BANS Series 2002 A (SP-1+/MIG1)
1,000,000	3.50	02/01/2006	1,012,030
Massachusetts State GO Bonds Consumer Loan Series 1996 A (MBIA) (AAA/Aaa)(b)
2,000,000	5.13	01/01/2006	2,072,040
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
2,000,000	5.25	07/01/2009	2,166,960
Massachusetts State Health & Educational Facilities Authority RB for Partners Healthcare Series 2003 E (AA-/Aa3)
700,000	3.00	07/01/2005	702,352

			5,953,382

Michigan — 0.5%
Detroit Michigan GO Bonds Series 1995 (FGIC-TCRS) (AAA/Aaa)
1,500,000	6.25	04/01/2005	1,510,260
University of Michigan RB Refunding General Series 2003 (AAA/Aaa)
1,500,000	4.00	04/01/2005	1,504,800

			3,015,060

Minnesota — 0.9%
Dakota County Minnesota GO Bonds Series 2003 A (AA+/Aa1)
1,895,000	5.00	02/01/2007	1,990,774
Duluth Minnesota Economic Development Authority Health Care Facilities RB for Benedictine Health Systems-Saint Mary’s Series 2004 (A-)
400,000	2.00	02/15/2005	399,960
400,000	4.50	02/15/2006	406,956
Minneapolis Minnesota Health Care Systems RB for Fairview Health Services Series 2002 B (MBIA) (AAA/Aaa)
1,430,000	5.13	05/15/2008	1,537,264
Minnesota State GO Bonds Series 1996 (AAA/Aa1)
1,000,000	5.50	05/01/2005	1,008,450

			5,343,404

Mississippi — 1.0%
Mississippi State GO Bonds Refunding Series 1978 (ETM) (AAA/Aaa)
5,230,000	6.20	02/01/2008	5,746,619

Missouri — 0.1%
Cameron Missouri IDA Health Facilities RB for Cameron Community Hospital Series 2000 (ACA) (A)
675,000	5.88	12/01/2006	706,529

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Montana — 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998 A-RMKT 5/1/03 (BBB+/Baa2)(c)
$1,000,000	5.20%	05/01/2009	$1,061,120

Nevada — 1.0%
Carson City Hospital RB for Carson-Tahoe Hospital Project Series 2002 (BBB+)
725,000	5.25	09/01/2005	735,679
Clark County Airport RB Sub Lien Series 1998 A (MBIA) (AAA/Aaa)
1,250,000	6.00	07/01/2008	1,378,375
Nevada Department of Business and Industry Capital Appreciation RB for Las Vegas Monorail Series 2000 (AMBAC) (AAA/Aaa)(a)
800,000	0.00	01/01/2007	761,608
Nevada State GO Bonds Series 1995 C (ETM) (AA/Aa2)
1,475,000	6.50	05/01/2005	1,491,284
Washoe County Gas and Water Facilities RB for Sierra Pacific Power Co. Series 1987 (AMBAC) (AAA/Aaa)
1,300,000	6.30	12/01/2014	1,326,338

			5,693,284

New Hampshire — 0.5%
New Hampshire Health and Education Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (A-)
490,000	3.00	10/01/2006	491,411
1,475,000	4.00	10/01/2008	1,524,177
New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (Baa1)
750,000	6.13	10/01/2013	760,860

			2,776,448

New Jersey — 6.0%
Burlington Township School District GO Bonds Refunding Series 2004 (FGIC) (Aaa)
1,245,000	5.00	01/15/2009	1,351,099
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (BBB/Baa2)
3,750,000	5.00	06/15/2007	3,930,488
3,750,000	5.00	06/15/2008	3,973,500
New Jersey Economic Development Authority RB for Market Transition Facility Series 2001 A (MBIA) (AAA/Aaa)
2,900,000	5.00	07/01/2005	2,935,612
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (Baa1)
2,555,000	5.00	07/01/2005	2,580,984
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
335,000	5.00	07/01/2005	338,146
355,000	5.00	07/01/2006	365,323

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2004 C
$1,300,000	5.00%	07/01/2007	$1,346,800
1,405,000	5.00	07/01/2008	1,462,071
New Jersey State Transit Corp. RB for Capital GANS Series 2000 B (AMBAC) (AAA/Aaa)
2,000,000	5.50	02/01/2005	2,000,000
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 1995 B (MBIA) (AAA/Aaa)(b)
2,000,000	5.75	06/15/2005	2,067,420
New Jersey State Transportation Trust Fund Authority RB for Transportation Systems Series 2005 B (MBIA) (AAA/Aaa)
5,000,000	5.25	12/15/2013	5,633,400
New Jersey State Turnpike Authority RB Series 2000 A Prerefunded (ETM) (MBIA) (AAA/Aaa)
630,000	5.50	01/01/2007	666,861
New Jersey State Turnpike Authority RB Series 2000 A Unrefunded Balance (MBIA) (AAA/Aaa)
4,520,000	5.50	01/01/2007	4,780,985
Tobacco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
1,000,000	4.38	06/01/2019	998,830

			34,431,519

New Mexico — 1.4%
Farmington PCRB for Public Service Co. San Juan Series 2003 A (BBB/Baa2)(c)
2,700,000	2.10	04/01/2006	2,672,136
New Mexico State GO Bonds Capital Projects Series 2003 (AA+/Aa1)
3,350,000	5.00	03/01/2006	3,447,854
New Mexico State University RB Refunding & Improvement Series 2003 (FSA) (AAA/Aaa)
1,000,000	5.00	04/01/2008	1,070,460
University of New Mexico RB for FHA Insured Hospital Mortgage Series 2004 (FSA) (AAA/Aaa)
640,000	5.00	01/01/2009	692,051

			7,882,501

New York — 7.1%
New York City Health & Hospital Corp. RB for Health System Series 2003 A (AMBAC) (AAA/Aaa)
5,000,000	5.00	02/15/2006	5,139,650
New York City IDA Civic Facilities RB for Polytechnical University Project (BB+/Ba3)
200,000	5.10	11/01/2005	200,028
250,000	5.20	11/01/2007	248,717
New York GO Bonds Prerefunded Balance Series 1996 F (ETM) (A/A2)
920,000	7.00	02/01/2006	963,203
New York GO Bonds Refunding Series 1996 A (MBIA-IBC) (AAA/Aaa)
500,000	6.25	08/01/2008	534,640
New York GO Bonds Refunding Series 2002 C (A/A2)
2,500,000	5.25	08/01/2010	2,741,825

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York GO Bonds Series 1995 D (AAA/Aaa)(b)
$1,500,000	6.00%	02/15/2005	$1,517,055
New York GO Bonds Unrefunded Balance Series 1996 F (A/A2)
1,080,000	7.00	02/01/2006	1,130,058
New York State Dormitory Authority Lease RB for Court Facilities Series 2003 A (A/A2)
4,090,000	5.00	05/15/2007	4,291,228
New York State Dormitory Authority RB for City University System Construction 5th Generation Series 2003 A (AA-/A2)
1,250,000	5.00	01/01/2006	1,280,237
3,250,000	5.00	01/01/2007	3,394,430
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
250,000	4.00	05/01/2005	251,113
575,000	5.00	05/01/2006	589,203
460,000	5.00	05/01/2007	480,010
New York State Power Authority Revenue & General Purpose RB Series 1998 A (AA-/Aa2)
2,000,000	5.50	02/15/2006	2,067,260
New York State Thruway Authority Service Contract RB for Local Highway & Bridge Series 2002 (AA-/A2)
2,000,000	5.00	04/01/2006	2,058,900
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 A (AA-)(c)
5,750,000	5.25	01/01/2009	6,215,118
Otsego County New York Industrial Development Agency Civic Facilities RB for Hartwick College Project Series 2002 A (Ba1)
610,000	4.75	07/01/2005	614,026
Saratoga County New York Industrial Development Agency Civic Facilities RB for Saratoga Hospital Project Series 2004 A (BBB+)
285,000	3.00	12/01/2005	284,917
500,000	5.00	12/01/2007	526,480
Tobacco Settlement Financing Corp. RB Series B-1 (AA-/A2)
1,000,000	5.00	06/01/2010	1,079,350
Triborough Bridge & Tunnel Authority Revenues & General Purpose RB Series 1997 SR (ETM) (AA-/Aa3)
4,860,000	5.00	01/01/2007	5,019,651

			40,627,099

North Carolina — 0.6%
North Carolina Eastern Municipal Power RB Refunding Series 1996 A (MBIA) (AAA/Aaa)
2,000,000	6.00	01/01/2006	2,068,680
North Carolina Eastern Municipal Power RB Refunding Series 2003 C (BBB/Baa2)
1,190,000	5.00	01/01/2008	1,250,749

			3,319,429

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Ohio — 1.9%
Cleveland Ohio City School District RANS RB Series 1997 (AMBAC) (AAA/Aaa)
$2,000,000	5.50%	06/01/2006	$2,082,340
Lakewood Ohio Hospital Improvement RB for Lakewood Hospital Association Series 2003 (A/A2)
1,000,000	5.00	02/15/2006	1,018,960
Ohio GO Bonds for Higher Educational Capital Facilities Series 2000 A (AA+/Aa1)
1,775,000	5.00	02/01/2007	1,863,643
Ohio State Air Quality Development Authority RB for Ohio Edison Project Series 1999 B (BBB-/Baa1)(c)
3,750,000	2.25	06/01/2005	3,734,663
Ohio State Common Schools GO Bonds Series 2003 (AA+/Aa1)
1,000,000	4.00	06/15/2005	1,007,200
Ohio State Water Development Authority RB for Refunding Water Development Pure Water (AMBAC) (AAA/Aaa)
1,000,000	5.00	06/01/2006	1,034,680

			10,741,486

Oklahoma — 2.1%
Comanche County Hospital Authority RB Series 2004 (Radian) (AA/Aa3)
400,000	3.75	07/01/2006	405,104
1,565,000	4.25	07/01/2008	1,624,846
1,000,000	4.50	07/01/2009	1,055,590
Grand River Dam Authority RB Series 1993 (BBB+/A2)
750,000	5.75	06/01/2006	779,602
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (AAA/Aaa)(b)
7,500,000	5.63	08/15/2009	8,414,475

			12,279,617

Oregon — 0.6%
Marion County GO Bonds for School District No. 103C Woodburn Series 1995 A (FGIC) (AAA/Aaa)(b)
3,100,000	5.65	11/01/2005	3,183,080

Pennsylvania — 5.7%
Delaware River Port Authority Pennsylvania & New Jersey RB Refunding Port District Project Series 2001 A (FSA) (AAA/Aaa)
5,085,000	5.25	01/01/2008	5,481,121
Harrisburg Pennsylvania Authority RB for Pooled Bond Program Series 1996 I (MBIA) (AAA/Aaa)(b)
3,000,000	5.63	04/01/2006	3,175,560
Lycoming County Authority Hospital RB for Williamsport Hospital Obligation Group Series 1995 (CONNIE LEE) (AAA)
795,000	6.00	11/15/2005	803,912
Montgomery County Pennsylvania Higher Education & Health Authority Hospital RB for Abington Memorial Hospital RMKT-7/15/03 Series 1993 A (AMBAC) (AAA/Aaa)
1,985,000	6.00	06/01/2006	2,076,687

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
$2,105,000	6.00%	06/01/2007	$2,267,043
2,230,000	6.00	06/01/2008	2,450,658
Pennsylvania GO Bonds First Series 2001 (AA/Aa2)
1,000,000	5.00	01/15/2010	1,096,650
Pennsylvania GO Bonds First Series 2002 (AA/Aa2)
2,000,000	5.00	02/01/2006	2,053,980
Pennsylvania Hills Township GO Bonds Series 1995 (AMBAC) (AAA/Aaa)
750,000	5.00	12/01/2006	766,238
Pennsylvania State Higher Educational Facilities Authority RB for University of Pennsylvania Health Systems Series 2005 A (A/A3)
1,900,000	4.00	08/15/2006	1,941,724
2,300,000	5.00	08/15/2008	2,442,002
Pennsylvania State Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
795,000	5.00	07/15/2008	832,635
1,000,000	5.00	07/15/2009	1,051,190
Pennsylvania State IDA RB for Economic Development Prerefunded Balance Series 1996 (ETM) (AMBAC) (AAA/Aaa)
815,000	6.00	07/01/2007	882,914
Pennsylvania State IDA RB for Economic Development Unrefunded Balance Series 1996 (AMBAC) (AAA/Aaa)
3,185,000	6.00	07/01/2007	3,442,635
Philadelphia Pennsylvania Gas Works RB for Eighteenth Series 2004 (AGC) (AAA/Aa1)
1,185,000	5.00	08/01/2008	1,262,665
Philadelphia Water and Wastewater RB Series 1999 (AMBAC) (AAA/Aaa)
750,000	5.00	12/15/2006	785,228

			32,812,842

Puerto Rico — 4.3%
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2003 C (MBIA) (AAA/Aaa)(c)
5,000,000	5.00	07/01/2008	5,372,250
Puerto Rico Commonwealth GO Bonds Series 1993 (MBIA- IBC) (AAA/Aaa)
4,000,000	5.50	07/01/2008	4,384,440
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 A (A/Baa1)
3,000,000	5.00	07/01/2005	3,033,990
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2004 J (A/Baa1)
2,845,000	5.00	07/01/2006	2,937,747
Puerto Rico Public Buildings Authority RB GTD for Government Facilities Series 1997 B (ETM) (MBIA) (AAA/Aaa)
3,000,000	4.55	07/01/2005	3,031,080

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico — (continued)
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC — Government Bank for Puerto Rico) (BBB+/Baa2)(c)
$5,000,000	5.75%	02/01/2012	$5,623,300

			24,382,807

Rhode Island — 1.3%
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (BBB/Baa2)
525,000	3.20	09/15/2006	519,215
485,000	4.00	09/15/2008	491,494
585,000	4.30	09/15/2009	592,207
610,000	4.50	09/15/2010	618,101
635,000	4.75	09/15/2011	644,233
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing-Memorial Hospital Series 2003 (LOC-Fleet Bank) (AA)
1,560,000	4.00	07/01/2006	1,593,306
1,560,000	4.00	07/01/2007	1,605,536
1,540,000	4.00	07/01/2008	1,588,033

			7,652,125

South Carolina — 0.7%
South Carolina GO Bonds for Capital Improvement Series 2001 B (AAA/Aaa)
1,000,000	5.50	04/01/2005	1,005,680
South Carolina Jobs Economic Development Authority Hospital Facilities RB for Palmetto Health Alliance Refunding Series 2003 A (BBB/Baa2)
290,000	4.25	08/01/2005	291,453
370,000	4.50	08/01/2006	375,935
South Carolina State Public Service Authority RB Refunding Series 2002 D (FSA) (AAA/Aaa)
2,000,000	5.00	01/01/2009	2,170,380

			3,843,448

Tennessee — 0.8%
Johnson City Health and Educational Facilities Board Hospital RB for First Mortgage Mountain States Series 2001 B (Baa2)(c)
1,175,000	5.25	07/01/2005	1,180,581
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(c)(e)
2,250,000	12.75	10/01/2008	2,792,655
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(e)
320,000	12.75	09/01/2008	402,215

			4,375,451

Texas — 5.4%
Arlington Texas Independent School District GO Bonds for Capital Appreciation Refunding Series 2003 (PSF-GTD) (Aaa)(a)
1,500,000	0.00	02/15/2005	1,498,950

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Brazoria County Texas Health Facilities Development Corp. RB for Brazosport Memorial Hospital Series 2004 (Radian) (AA)
$965,000	5.00%	07/01/2007	$1,011,378
1,065,000	5.00	07/01/2009	1,141,435
Fort Worth Texas Water & Sewer Revenue RB for Refunding & Improvement Series 1998 (AA/Aa2)
5,000,000	5.00	02/15/2007	5,245,250
Fort Worth Texas Water & Sewer Revenue RB for Refunding & Improvement Series 2003 (AA/Aa2)
4,000,000	5.00	02/15/2006	4,110,040
Harris County Texas Health Facilities Development Corp. RB for Christus Health Series 1999 A (MBIA) (AAA/Aaa)
3,000,000	5.25	07/01/2007	3,168,690
Harris County Texas RB Refunding Tollroad Series 2004 B2 (FGIC) (AAA/Aaa)(c)
10,000,000	5.00	08/15/2009	10,802,100
Odessa Texas Junior College District RB Refunding Series 1995 A (AAA/Aaa)(b)
1,905,000	8.13	06/01/2005	1,998,421
Sam Rayburn Texas Municipal Power Agency RB Refunding (Radian) (AA/Baa2)
2,000,000	5.00	10/01/2008	2,133,340

			31,109,604

U.S. Virgin Islands — 0.6%
Virgin Islands Public Finance Authority RB Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
2,000,000	5.00	10/01/2006	2,086,780
1,100,000	5.00	10/01/2008	1,172,160
			3,258,940

Utah — 1.1%
Utah Building Ownership Authority Lease RB for Capital Appreciation Series 1998 B (FSA) (AAA/Aaa)(a)
2,000,000	0.00	05/15/2005	1,988,280
Utah County Utah Hospital RB for IHC Health Services Inc. Series 2002 (AAA/Aaa)
3,000,000	5.00	07/01/2005	3,036,720
Utah State GO Bonds Series 2002 A (AA+/Aa1)
1,500,000	5.00	05/15/2005	1,512,285

			6,537,285

Virginia — 6.1%
Chesapeake Virginia Hospital Authority Facility RB for Refunding Chesapeake General Hospital Series 2004 A (A3)
2,075,000	5.00	07/01/2006	2,128,680
2,425,000	5.00	07/01/2008	2,556,095
Loudoun County GO Bonds for Public Improvement Series 2001 C (AA+/Aaa)
1,250,000	5.25	11/01/2006	1,312,213
Peninsula Ports Authority Virginia Coal Term RB Refunding for Dominion Term Association Project Series 2003 (BBB+/Baa1)(c)
2,750,000	3.30	10/01/2008	2,765,015

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Virginia — (continued)
Virginia Beach GO Bonds for Public Improvement Refunding Series 2003 A (AA+/Aa1)
$2,500,000	5.50%	05/01/2008	$2,728,150
Virginia Beach GO Bonds for Public Improvement Refunding Series 2003 B (AA+/Aa1)
2,960,000	5.50	05/01/2008	3,230,130
Virginia College Building Authority Educational Facilities RB for 21st Century College & Equipment Series 2004 A (AA+/Aa1)
8,000,000	5.00	02/01/2009	8,692,320
Virginia Commonwealth Transportation Board RANS RB for Federal Highway Reimbursement Series 2000 (AA+/Aa2)
1,000,000	5.50	10/01/2006	1,049,980
Virginia Commonwealth Transportation Board RB for US Route 58 Corridor Development Program Series 1999 B (AA+/Aa1)(b)
9,000,000	5.75	05/15/2009	10,194,840

			34,657,423

Washington — 1.7%
Clark County Washington School District No. 037 Vancouver GO Bonds Refunding Series 2003 B (Aa1)
1,790,000	4.00	06/01/2005	1,801,402
Washington State Health Care Facilities Authority RB for Multicare Health Systems Series 1998 (MBIA) (Aaa)
2,000,000	5.00	08/15/2005	2,030,260
Washington State Public Power Supply RB Refunding Series 1997 A (AMBAC) (AAA/Aaa)
1,000,000	5.00	07/01/2006	1,035,560
Washington State Public Power Supply System Nuclear Project No. 2 RB Series 1990 C (MBIA-IBC) (AAA/Aaa)(a)
5,000,000	0.00	07/01/2005	4,955,600

			9,822,822

West Virginia — 0.3%
West Virginia Higher Education Political Community RB for University Facilities Refunding Series 2003 A (MBIA) (AAA/Aaa)
1,680,000	5.00	04/01/2006	1,731,828

Wisconsin — 4.3%
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Prerefunded (ETM) (AMBAC) (AAA/Aaa)
200,000	5.30	10/01/2008	210,966
Badger Power Marketing Authority Inc. Transmission Delivery Facilities RB Series 1993 Unrefunded Balance (AMBAC) (AAA/Aaa)
990,000	5.30	10/01/2008	1,040,450
Kenosha Unified School District No. 001 Refunding GO Bonds Series 2005 A (MBIA) (Aaa)
6,185,000	5.00	04/01/2011	6,813,705

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin GO Bonds Series 2000 A (AA-/Aa3)
$2,000,000	5.50%	05/01/2005	$2,016,700
Wisconsin State GO Bonds Series 2004 A (MBIA) (AAA/Aaa)
8,690,000	5.00	05/01/2010	9,522,763
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
665,000	4.00	05/01/2007	678,147
695,000	4.00	05/01/2008	705,752
715,000	4.00	05/01/2009	718,575
Wisconsin State Health & Educational Facilities Authority RB for Gundersen Lutheran Hospital Series 2003 A (FSA) (AAA/Aaa)
1,000,000	5.00	02/15/2007	1,048,040
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services Series 2003 A (A/A2)
500,000	4.00	08/15/2005	503,655
1,555,000	4.00	08/15/2006	1,579,289

			24,838,042

Wyoming — 0.4%
Platte County PCRB for Basin Electric Power Series 1994 (AMBAC-TCRS) (AAA/Aaa)
1,975,000	4.95	01/01/2006	2,023,684

TOTAL MUNICIPAL DEBT OBLIGATIONS			$562,330,933

Other Municipals(c)(f) — 1.9%
MMA Financial CDD Senior Securitization Trust RB for Various States Bartram Springs Passthru Series 2003 B (A1)
$6,190,000	3.38%	11/01/2008	$6,164,745
Municipal Mortgage & Equity LLC RB for 1999 A Tax- Exempt MF Hsg. Certificates Series 1999
5,000,000	4.95	08/15/2005	5,051,950

TOTAL OTHER MUNICIPALS			$11,216,695

TOTAL INVESTMENTS — 100.2%			$573,547,628

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets

(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(d)	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.
(e)	Inverse variable rate security. Coupon rate disclosed is that which is in effect at January 31, 2005.

(f)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 11,216,695, which represents approximately 2.0% of net assets as of January 31, 2005.

Investment Abbreviations:

ACA	—	Insured by American Capital Access
AGC	—	Insured by ACE Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—	Insured by American Municipal Bond Assurance Corp. — Transferable Custodial Receipts
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
CONNIE LEE	—	College Construction Loan Insurance Association
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FGIC-TCRS	—	Insured by Financial Guaranty Insurance Co. — Transferable Custodial Receipts
FHA	—	Insured by Federal Housing Administration
FSA	—	Insured by Financial Security Assurance Co.
GANS	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance Corp.
MBIA-IBC	—	Insured by Municipal Bond Investors Assurance Corp. — Insured Bond Certificates
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
SPA	—	Stand-by Purchase Agreement
XLCA	—	Insured by XL Capital Assurance

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At January 31, 2005, the Fund had outstanding swap contracts with the following terms :

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	made by	received by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Loss

					3 month LIBOR
Interest Rate	Salomon Smith Barney	$10,000	02/22/2015	4.71%	floating	$(140,975)
					3 month LIBOR
Interest Rate	Morgan Stanley Co.	10,000	03/09/2015	4.91%	floating	(291,478)

Total						$(432,453)

LIBOR — London Inter-bank Offered Rate

TAX INFORMATION — At January 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$573,090,008

Gross unrealized gain	2,866,186
Gross unrealized loss	(2,408,566)

Net unrealized security gain	$457,620

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 94.2%
Alabama — 0.1%
Butler Industrial Development Board Solid Waste Disposal RB for Georgia Pacific Corp. Project Series 2004 (AMT) (BB+)
$5,000,000	5.75%	09/01/2028	$ 5,057,800

Alaska — 0.5%
Alaska State Housing Finance Corp. RB for General Mortgage Series 1997 A (MBIA) (AAA/Aaa)
5,000,000	6.00	06/01/2027	5,195,350
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
7,500,000	5.50	06/01/2029	6,688,350
Northern Tobacco Securitization Corporate Settlement RB for Asset Backed Bonds Series 2000 (BBB/Baa3)
5,000,000	6.20	06/01/2022	5,054,150

			16,937,850

Arizona — 1.1%
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 A (B+/Ba3)
5,000,000	5.85	03/01/2028	5,001,000
Apache County IDA PCRB for Tuscon Electric Power Co. Project Series 1998 B (B+/Ba3)
5,000,000	5.88	03/01/2033	5,000,150
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
1,500,000	5.35	10/01/2022	1,487,670
Coconino County PCRB for Nevada Power Co. Series 1997 B (AMT) (B-)
2,500,000	5.80	11/01/2032	2,436,225
Maricopa County PCRB for El Paso Electric Co. RMTK- 8/24/00 Series 1985 A (BBB-/Baa3)(a)
8,000,000	6.38	08/01/2005	8,150,160
Maricopa County PCRB for Public Service Palo Verde Series 2003 A (BBB/Baa2)(a)
4,000,000	4.00	07/01/2009	4,022,400
Maricopa County PCRB for Southern California Edison Co. Series 2000 A (BBB/A3)(a)
2,250,000	2.90	03/02/2009	2,208,285
Pima County IDA RB for Tuscon Electric Power Co. Project Series 1997 B (B+/Ba3)
6,000,000	6.00	09/01/2029	6,000,840
University Medical Center Corp. RB Series 2004 (BBB+/A3)
2,150,000	5.00	07/01/2024	2,216,671
Yavapai County IDA Hospital Facilities RB for Regional Medical Center 2003 A (Baa2)
1,250,000	6.00	08/01/2033	1,330,313

			37,853,714

Arkansas — 0.1%
Little River County RB for Georgia Pacific Corp. Project Series 1998 (AMT) (Ba3)
3,010,000	5.60	10/01/2026	2,998,472

Principal	Interest	Maturity
Amount	Rate	Date	Value
California — 11.2%
Abag Finance Authority for Nonprofit Corps. Community Facilities District Special Tax No. 2004-2 Windemere Ranch Series 2004
$3,855,000	6.00%	09/01/2027	$4,106,115
4,900,000	6.00	09/01/2034	5,184,984
Abag Finance Authority RB for Nonprofit Corps. Samsum- Santa Barbara Series 2002 A (A)
2,000,000	5.50	04/01/2021	2,146,460
2,750,000	5.60	04/01/2026	2,919,428
Brentwood California Infrastructure Refunding Authority RB CIFP Series 2004-1
1,350,000	5.75	09/02/2024	1,390,649
2,200,000	5.80	09/02/2028	2,266,220
2,500,000	5.88	09/02/2034	2,575,325
California Department Water Resources Power Supply RB for Drivers Series 2002 310 (AMBAC) (RITES) (AAA)(b)
5,000,000	8.85	05/01/2014	6,362,300
California Educational Facilities Authority RB for Dominican University Series 2001 (Baa3)
1,445,000	5.75	12/01/2030	1,502,887
California Educational Facilities Authority RB for Pepperdine University Series 2000 (A1)
6,000,000	5.75	09/15/2030	6,554,640
California Financing Authority PCRB for Drivers Series 2004 475 (AMT) (FGIC) (Aaa)(a)(b)
7,500,000	7.67	06/01/2007	7,808,550
California State Department Water Resources Power Supply RB Series 2003 PA 1152 R (FSA) (RITES)(b)
18,250,000	8.07	05/01/2011	22,847,540
California State Economic Recovery GO Bonds for Rols RR II Series 2004 R 281 (RITES) (AA-)(a)(b)
6,250,000	14.56	07/01/2008	8,071,062
California State Economic Recovery GO Bonds Residuals Series 2004 933 (RITES) (Aa3)(b)
6,250,000	15.15	07/01/2014	9,608,625
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(a)(b)
625,000	15.00	07/01/2008	807,106
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(b)
4,060,000	16.82	07/01/2014	6,245,579
California State GO Bonds Refunding Series 2001 (XLCA) (AAA/Aaa)
3,250,000	5.50	03/01/2011	3,696,322
California State GO Bonds Series 2003 (A/A3)
2,000,000	5.25	02/01/2015	2,236,560
California State GO Bonds Series 2004 (A/A3)
20,000,000	4.00	02/01/2010	20,892,800
California Statewide Communities Development Authority RB for Notre Dame De Namur University Series 2003
3,000,000	6.63	10/01/2033	3,056,880
California Statewide Financing Authority Tobacco Settlement RB Asset Backed Pooled Tobacco Security Series 2002 A (Baa3)
2,500,000	6.00	05/01/2037	2,400,300

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California University Fresno Association Inc. RB for AUX Organization Event Center Series 2002 (Ba1)
$970,000	6.75%	07/01/2022	$1,022,138
Carlsbad Improvement Bond Act 1915 for Special Assessment District No. 2003-01 Series 2004
3,315,000	6.00	09/02/2034	3,424,726
Chino Community Facilities District Special Tax No. 03-3 Improvement Area 1 Series 2004
655,000	5.50	09/01/2022	655,452
565,000	5.55	09/01/2023	565,390
365,000	5.60	09/01/2024	366,325
1,300,000	5.70	09/01/2029	1,309,464
1,420,000	5.75	09/01/2034	1,436,500
Chula Vista Community Facilities District RB No. 99-1-Otay Series 2000
1,185,000	7.63	09/01/2029	1,268,365
Chula Vista Community Facilities District Special Tax No. 07-I-Otay Ranch Village Eleven Series 2004
1,700,000	5.70	09/01/2024	1,741,497
2,300,000	5.80	09/01/2028	2,361,065
3,150,000	5.88	09/01/2034	3,241,602
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Enhanced Asset Backed Bonds Series 2003 B (A-/Baa1)
3,810,000	5.63	06/01/2038	4,102,684
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
20,485,000	6.75	06/01/2039	20,914,161
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-2 (BBB/Baa3)
6,000,000	7.90	06/01/2042	6,647,460
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
2,650,000	7.88	06/01/2042	2,931,695
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-4 (BBB/Baa3)
3,000,000	7.80	06/01/2042	3,304,440
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
8,330,000	7.88	06/01/2042	9,215,479
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (A-/Baa1)
75,535,000	5.50	06/01/2043	80,633,612
Hawthorne Community Redevelopment Agency Special Tax for Community Facilities District No. 99-1 Series 2000 A (LOC — Wells Fargo Bank)
880,000	6.75	10/01/2020	898,216
1,180,000	7.20	10/01/2025	1,204,402
Hawthorne Community Redevelopment Agency Special Tax for Community Facilities District No. 99-1 Series 2000 B (LOC — Wells Fargo Bank)
1,675,000	7.20	10/01/2025	1,726,406
Hawthorne Community Redevelopment Agency Tax Allocation for Hawthorne Plaza Project Series 2001
2,375,000	6.88	07/01/2020	2,438,769

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
HI Desert California Memorial Health Care District RB Refunding Series 1998
$2,250,000	5.50%	10/01/2015	$2,267,595
2,000,000	5.50	10/01/2019	2,008,380
Kaweah Delta Health Care District RB Series 2004 (A3)
3,675,000	6.00	08/01/2034	3,991,638
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
1,000,000	4.50	05/01/2009	1,055,240
1,455,000	5.00	05/01/2010	1,579,723
2,700,000	5.00	05/01/2011	2,939,490
2,715,000	5.00	05/01/2012	2,953,540
2,345,000	5.00	05/01/2015	2,517,920
Lake Elsinore Improvement Bond Act 1915 for Special Assessment District No. 93-1 Series 2000
1,925,000	7.00	09/02/2030	2,049,182
Lincoln Special Tax for Community Facilities District No. 2003-1 Series 2004
3,800,000	5.95	09/01/2028	3,862,396
3,300,000	6.00	09/01/2034	3,356,661
Long Beach Special Tax for Community Facilities District #6 Pike Series 2002
5,000,000	6.30	10/01/2032	5,099,450
Los Angeles Community College District GO Bonds Series 2001 II-R-71-A (MBIA) (RITES) (Aaa)(b)
1,665,000	12.90	08/01/2014	2,339,109
Los Angeles Community College District GO Bonds Series 2001 II-R-71-B (MBIA) (RITES) (Aaa)(b)
1,670,000	12.93	08/01/2015	2,339,870
Los Angeles Regional Airports Improvement Corp. RB for Facilities Sublease Continental Airlines Series 1994 (AMT)(B)
975,000	9.25	08/01/2024	986,993
Los Angeles Regional Airports Improvement Corp. RB Series 2002 C (AMT) (B-/Caa2)
7,140,000	7.00	12/01/2012	6,941,365
25,855,000	7.50	12/01/2024	25,628,252
Oakley Public Finance Authority RB Series 2004
1,430,000	5.88	09/02/2024	1,448,504
2,000,000	6.00	09/02/2028	2,136,180
2,515,000	6.00	09/02/2034	2,550,487
Oceanside Community Development Commerce Tax Allocation for Downtown Redevelopment Project Series 2002 (Baa3)
1,500,000	5.75	09/01/2025	1,556,970
Orange County Community Facilities District Special Tax for No. 1 Ladera Ranch Series 2000 A
1,000,000	6.20	08/15/2023	1,100,160
Palo Alto Improvement Bond Act 1915 Special Assessment for University Avenue Area Off Shore Parking Series 2002 A (BBB)
1,005,000	5.25	09/02/2016	1,025,412
1,055,000	5.25	09/02/2017	1,076,480
Richmond Improvement Bond Act 1915 for Special Assessment Improvement District No. 99-1 Series 2000
500,000	7.00	09/02/2017	515,500

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
San Leandro Community Facilities District No. 1 Special Tax Series 2000
$1,690,000	6.40%	09/01/2019	$1,762,112
Santa Clara County Financing Authority Special Obligation RB for Measure B Transportation Improvement Program Series 2003 (A2)
1,060,000	5.00	08/01/2005	1,075,094
Soledad Improvement Bond Act 1915 for Special Assessment District No. 1 The Vineyards Series 2000
1,985,000	7.25	09/02/2030	2,033,633
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (BBB/Baa3)
8,895,000	5.63	06/01/2043	8,041,969
Upland Community Facilities District Special Tax for 2003-2 San Antonio Improvement Series 2004 1-A
4,000,000	6.00	09/01/2034	4,132,360
Valley Health System Hospital RB Refunding & Improvement Project Series 1996 A (B+)
2,240,000	6.50	05/15/2015	2,240,358
4,990,000	6.50	05/15/2025	4,967,994
Valley Health Systems COPS Refunding Project Series 1993 (B+)
11,065,000	6.88	05/15/2023	11,092,994

			392,763,191

Colorado — 0.7%
Eagle Bend Metropolitan GO Bonds District No. 2 Series 2004 (Radian) (AA/Aa3)
1,000,000	5.00	12/01/2020	1,049,840
McKay Landing Metropolitan GO Bonds District No. 2 Series 2000
1,500,000	7.50	12/01/2019	1,635,915
McKay Landing Metropolitan Go Bonds District No. 2 Subseries 2004 A
2,000,000	7.50	12/01/2034	2,017,180
Saddle Rock South Metropolitan GO Bonds Mill Levy Obligation Series 2000
3,000,000	7.20	12/01/2019	3,240,930
Southlands Metropolitan GO Bonds District No. 1 Series 2004
1,000,000	7.00	12/01/2024	1,021,610
3,000,000	7.13	12/01/2034	3,071,970
Tablerock Metropolitan District Colorado GO Bonds
2,750,000	7.00	12/01/2033	2,883,017
Vista Ridge Metropolitan District GO Bonds Series 2001
9,795,000	7.50	12/01/2031	10,228,331

			25,148,793

Connecticut — 0.3%
Connecticut State GO Bonds Residual Certificates Series 2001 515 (RITES) (Aa3)(b)
3,485,000	13.85	12/15/2013	5,112,355

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Conneticut — (continued)
Connecticut State Health and Educational Facility Authority RB for St. Mary’s Hospital Corp. Series 1997 E (Ba1)
695,000	5.88%	07/01/2022	$659,437
University of Connecticut GO Bonds Series 2004 PA 1255 (MBIA) (RITES)(b)
2,660,000	12.72	01/15/2011	3,901,103

			9,672,895

Delaware — 0.0%
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2004 A (BBB/Baa1)
1,250,000	5.50	06/01/2024	1,313,162

District of Columbia — 0.4%
District of Columbia Housing Finance Agency Mortgage RB for Single Family Series 1997 B (GNMA/FNMA) (AMT) (AAA)
1,435,000	6.35	06/01/2028	1,447,872
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
1,680,000	6.25	05/15/2024	1,684,805
6,000,000	6.50	05/15/2033	5,915,280
Washington D.C. Metropolitan Area Transportation Authority Gross Revenue RB for Rols RR II Series 2003 R 245 (MBIA) (RITES) (AAA)(b)
2,785,000	13.82	01/01/2010	3,846,809

			12,894,766

Florida — 32.8%
Amelia National Community Development District RB for Capital Improvement Series 2004 A
3,360,000	6.30	05/01/2035	3,495,442
Anthem Park Community Development District RB for Capital Improvements Series 2004
2,800,000	5.80	05/01/2036	2,822,484
Ballantrae Community Development District RB for Capital Improvements Series 2004
5,000,000	6.00	05/01/2035	5,168,900
Beacon Tradeport Community Development District RB Special Assessment Project Series 2002 A (Radian) (AA)
1,990,000	5.25	05/01/2016	2,190,751
Bellalago Educational Facilities Benefits District RB for Capital Improvements Series 2004 A
7,000,000	6.00	05/01/2033	7,202,090
Bellalago Educational Facilities Benefits District RB for Capital Improvements Series 2004 B
5,220,000	5.80	05/01/2034	5,311,141
Bluewaters Community Development District Special Assessment Series 2004
3,000,000	6.00	05/01/2035	3,061,290
Bonita Springs Vasari Community Development District RB for Capital Improvements Series 2001 A
7,850,000	6.95	05/01/2032	8,497,468
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
$10,000,000	7.38%	05/01/2034	$10,709,300
2,000,000	7.50	05/01/2034	2,146,560
Brandy Creek Community Development District Special Assessment Series 2003 A
3,510,000	6.35	05/01/2034	3,693,994
Brandy Creek Community Development District Special Assessment Series 2003 B
2,945,000	5.40	05/01/2009	2,992,091
Bridgewater Community Development District Special Assessment Series 2004 A
9,485,000	6.00	05/01/2035	9,637,329
Bridgewater Wesley Chapel Community Development District RB for Capital Improvements Series 2005
2,500,000	5.75	05/01/2035	2,507,725
Briger Community Development District Special Assessment RB Series 2002 A
2,965,000	6.75	05/01/2033	3,168,755
Brighton Lakes Community Development District Special Assessment Series 2004 A
1,500,000	6.13	05/01/2035	1,559,730
Brooks of Bonita Springs II Community Development District RB for Capital Improvements Series 2000 A
5,900,000	7.00	05/01/2031	6,259,782
Brooks of Bonita Springs II Community Development District RB for Capital Improvements Series 2003 A
1,645,000	6.13	05/01/2034	1,689,218
Capital Region Community Development District RB for Capital Improvement Series 2002 A
12,120,000	6.70	05/01/2032	13,074,814
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-1
1,095,000	6.70	05/01/2031	1,165,014
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,910,000	6.85	05/01/2031	3,137,998
Capital Trust Agency RB for Seminole Tribe Convention Series 2002 A(c)
6,400,000	10.00	10/01/2033	7,324,544
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A(c)
3,000,000	8.95	10/01/2033	3,437,970
Celebration Community Development District Special Assessment Series 2003 A
3,000,000	6.40	05/01/2034	3,161,100
Century Gardens Community Development District Special Assessment Series 2004
2,395,000	5.90	05/01/2034	2,442,325
CFM Community Development District RB for Capital Improvement Series 2004 A
20,000,000	6.25	05/01/2035	20,966,800
CFM Community Development District RB for Capital Improvement Series 2004 B
1,725,000	5.88	05/01/2014	1,771,937

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
City Center Community Development District RB BANS Series 2004
$3,700,000	5.25%	11/01/2005	$3,685,755
Colonial Country Club Community Development District Florida Capital Improvement RB Series 2003
11,410,000	6.40	05/01/2033	12,142,180
Concorde Estates Community Development District RB for Capital Improvement Series 2004 A
2,350,000	5.85	05/01/2035	2,385,556
Concorde Estates Community Development District RB for Capital Improvement Series 2004 B
1,300,000	5.00	05/01/2011	1,304,264
Connerton West Community Development District for Special Assessment Capital Improvements Series 2004 A-1
3,015,000	5.95	05/01/2035	3,048,286
Connerton West Community Development District for Special Assessment Capital Improvements Series 2004 A-2
2,290,000	5.85	05/01/2024	2,321,442
1,590,000	5.95	05/01/2036	1,612,769
Cory Lakes Community Development District for Special Assessment Series 2001 A
570,000	8.38	05/01/2017	648,005
Cory Lakes Community Development District for Special Assessment Series 2001 B
835,000	8.38	05/01/2017	924,687
Country Greens Community Development District Special Assessment RB Series 2003
6,100,000	6.63	05/01/2034	6,498,757
Covington Park Community Development District RB for Capital Improvement Series 2004 A
1,145,000	6.25	05/01/2034	1,195,895
Covington Park Community Development District RB for Capital Improvement Series 2004 B
2,000,000	5.30	11/01/2009	2,032,160
Crossings at Fleming Island Community Development District RB for Special Assessment Series 2000 C
5,305,000	7.05	05/01/2015	5,688,711
Cutler Cay Community Development District Special Assessment Series 2004
5,000,000	6.13	05/01/2024	5,219,700
2,480,000	6.30	05/01/2034	2,589,963
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,790,000	6.00	05/01/2034	1,821,450
Double Branch Community Development District Special Assessment Series 2002 A
11,100,000	6.70	05/01/2034	12,077,022
Double Branch Community Development District Special Assessment Series 2003 B
4,220,000	5.38	05/01/2008	4,297,732
East Park Community Development District Special Assessment Series 2002
5,300,000	6.85	05/01/2033	5,734,176

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Fishhawk Community Development District II Special Assessment RB Series 2003 A
$3,000,000	6.25%	05/01/2034	$3,149,880
Fishhawk Community Development District II Special Assessment RB Series 2003 B
1,275,000	5.00	11/01/2007	1,291,001
Fishhawk Community Development District II Special Assessment RB series 2004 A
2,500,000	6.13	05/01/2034	2,581,725
Fleming Island Plantation Community Development District RB for Special Assessment Series 2000 B
5,255,000	7.30	05/01/2015	5,751,913
Gateway Services Community Development District Special Assessment for Stoneybrook Project Series 2003
5,900,000	5.50	07/01/2008	6,036,290
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
2,670,000	6.50	05/01/2033	2,824,726
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 B
1,530,000	5.50	05/01/2010	1,565,986
Gateway Services District Water & Sewer RB Refunding Series 2003
2,315,000	6.00	10/01/2019	2,339,470
Grand Hampton Community Development District RB for Capital Improvement Series 2003
5,200,000	6.15	05/01/2034	5,367,908
Grand Haven Community Development District Special Assessment Series 2002
1,300,000	6.13	11/01/2007	1,324,375
Grand Haven Community Development District Special Assessment Series 2003
2,235,000	5.20	11/01/2007	2,267,899
Grand Haven Community Development District Special Assessment Series 2004 B
5,000,000	5.00	05/01/2009	5,034,350
Greyhawk Landing Community Development District Special Assessment Series 2002 A
3,025,000	7.00	05/01/2033	3,292,380
Greyhawk Landing Community Development District Special Assessment Series 2002 B
1,725,000	6.25	05/01/2009	1,772,834
Griffin Lakes Community Development District Special Assessment Series 2002 A
4,550,000	6.70	05/01/2033	4,841,336
Habitat Community Development RB Series 2004
4,745,000	5.85	05/01/2035	4,842,747
Halifax Hospital Medical Center RB Series 1999 A
955,000	7.25	10/01/2024	1,043,003

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Hamal Community Development District Special Assessment Series 2001
$3,725,000	6.75%	05/01/2031	$3,964,778
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
2,340,000	7.00	05/01/2033	2,530,078
Harbour Isles Community Development District Special Assessment Series 2004
4,365,000	6.13	05/01/2035	4,511,489
Harbour Lake Estates Community Development District Special Assessment Series 2001
305,000	6.40	02/01/2006	308,626
Harbourage at Braden River Community Development District Special Assessment for Capital Improvement Series 2003 A
3,000,000	6.13	05/01/2034	3,102,450
Heritage Harbor South Community Development District RB for Capital Improvement Series 2002 A
4,000,000	6.50	05/01/2034	4,258,480
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 A
1,235,000	6.20	05/01/2035	1,285,141
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 B
2,540,000	5.25	11/01/2008	2,583,688
Heritage Harbour Market Place Community Development District BANS Series 2004
5,000,000	5.50	10/01/2005	4,996,150
Heritage Isle at Viera Community Development District Special Assessment Series 2004 A
3,180,000	6.00	05/01/2035	3,265,383
Heritage Isle at Viera Community Development District Special Assessment Series 2004 B
2,500,000	5.00	11/01/2009	2,514,550
Heritage Isles Community Development District RB for Special Assessment Series 2002
2,210,000	5.90	11/01/2006	2,238,951
Heritage Lake Park Community Development District Special Assessment Series 2004 B
6,000,000	5.10	11/01/2009	6,024,180
Heritage Landing Community Development District Revenue Notes Special Assessment BANS Series 2004
5,000,000	5.00	08/01/2005	4,981,350
Heritage Palms Community Development District RB for Capital Improvements Series 1999
985,000	6.25	11/01/2007	990,339
Heritage Park Community Development District RB for Special Assessment Series 2004 A
5,900,000	6.30	05/01/2035	6,126,265
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
2,700,000	5.63	03/01/2024	2,901,312

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Hypoluxo/Haverhill Community Development District Special Assessment Series 2002 A
$1,385,000	6.75%	05/01/2033	$1,486,590
Indian Trace Development District Special Assessment for Isles at Weston Project Series 2003
1,960,000	5.50	05/01/2033	1,977,130
Indigo Community Development District RB for Capital Improvement Series 1999 B
1,875,000	6.40	05/01/2006	1,891,688
Islands at Doral Florida Special Assessment Series 2003
1,820,000	6.38	05/01/2035	1,932,167
Islands at Doral III Community Development District Special Assessment Series 2004 A
11,000,000	5.90	05/01/2035	11,245,300
Islands at Doral Ne Community Development District Special Assessment Series 2004
1,835,000	6.25	05/01/2034	1,942,825
Julington Creek Plantation Community Development District Special Assessment Series 2002 (MBIA) (AAA/Aaa)
2,970,000	4.75	05/01/2019	3,105,848
Keys Cove Community Development District Special Assessment Series 2004
1,220,000	5.88	05/01/2035	1,237,104
Killarney Community Development District Special Assessment Series 2004 A
2,535,000	6.00	05/01/2035	2,612,622
Killarney Community Development District Special Assessment Series 2004 B
3,675,000	5.13	05/01/2009	3,708,112
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 A
2,465,000	6.40	05/01/2033	2,603,015
Laguna Lakes Community Development District Florida Special Assessment RB Series 2003 B
870,000	5.25	11/01/2007	882,789
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
2,840,000	7.45	05/01/2022	3,068,506
4,150,000	7.50	05/01/2032	4,496,691
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 A
7,955,000	6.10	05/01/2023	8,317,032
4,000,000	6.25	05/01/2034	4,183,840
Lakes by the Bay South Community Development District Special Assessment RB Series 2004 B
6,500,000	5.30	05/01/2009	6,576,830
Lakewood Ranch Community Development District No. 4 Special Assessment RB Series 2004
2,190,000	5.95	05/01/2034	2,255,503
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2001 A
4,855,000	6.70	05/01/2031	5,171,255

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Lakewood Ranch Community Development District No. 5 Special Assessment RB Series 2003
$2,065,000	5.30%	11/01/2007	$2,096,016
Lakewood Ranch Community Development District No. 6 RB for Capital Improvement Series 2004 A
5,930,000	6.13	05/01/2034	6,182,974
Lee County IDA Health Care Facilities RB for Shell Point Village Project Series 1999 A (BBB-)
7,000,000	5.50	11/15/2029	6,997,550
Lexington Oaks Community Development District Special Assessment Series 2002 A
2,500,000	6.70	05/01/2033	2,672,150
Live Oak Community Development District No. 001 Special Assessment Series 2003 A
4,500,000	6.30	05/01/2034	4,726,440
Live Oak Community Development District No. 001 Special Assessment Series 2003 B
5,580,000	5.30	05/01/2008	5,660,798
Live Oak Community Development District No. 002 Special Assessment Series 2004 A
6,230,000	5.85	05/01/2035	6,310,616
Live Oak Community Development District No. 002 Special Assessment Series 2004 B
8,220,000	5.00	11/01/2009	8,216,054
Longleaf Community Development District Special Assessment Series 2001
1,075,000	7.25	05/01/2009	1,108,916
Maple Ridge Community Development District Special Assessment Series 2000 A
1,550,000	7.15	05/01/2031	1,689,764
Marshall Creek Community Development District Special Assessment Series 2002
2,965,000	6.63	05/01/2032	3,147,822
Meadow Pines Community Development District Special Assessment RB Series 2004 A
7,095,000	6.25	05/01/2034	7,364,965
Meadow Pointe II Community Development District RB for Capital Improvement Series 2004 (Baa3)
685,000	3.70	05/01/2011	677,814
710,000	3.88	05/01/2012	699,606
300,000	4.00	05/01/2013	295,839
1,745,000	4.60	05/01/2018	1,749,589
Meadow Pointe III Community Development District RB for Capital Improvement Series 2001 A
2,965,000	6.85	05/01/2033	3,168,073
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,970,000	6.40	05/01/2034	4,215,862
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 B
2,385,000	5.25	11/01/2007	2,420,060

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
$1,000,000	6.00%	05/01/2035	$1,029,050
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004-1
2,130,000	4.80	11/01/2009	2,146,039
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,790,000	6.30	05/01/2034	2,942,780
Meadow Pointe IV Community Development District Tax Allocation for Capital Improvement Series 2004 A
3,005,000	6.00	05/01/2036	3,080,486
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,805,000	6.80	05/01/2031	5,150,431
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
475,000	6.95	05/01/2031	502,541
Mediterra South Community Development District RB for Capital Improvement Series 2001
1,600,000	6.85	05/01/2031	1,716,576
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
5,035,000	6.38	05/01/2034	5,322,851
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
4,520,000	5.50	05/01/2010	4,636,842
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB/Ba2)
5,645,000	6.13	11/15/2011	5,896,090
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2004 (BB/Ba2)
13,600,000	6.75	11/15/2029	14,634,688
Middle Village Community Development District Special Assessment Series 2004 A
6,000,000	5.80	05/01/2022	6,170,580
15,620,000	6.00	05/01/2035	16,101,877
Middle Village Community Development District Special Assessment Series 2004 B
2,750,000	5.00	05/01/2009	2,770,652
Middle Village Community Development District Special Assessment Series 2004 C
830,000	5.13	05/01/2009	838,781
Narcoossee Community Development District Special Assessment Series 2002 A
5,045,000	6.85	05/01/2033	5,468,730
Narcoossee Community Development District Special Assessment Series 2002 B
185,000	5.75	05/01/2008	188,981
Oak Creek Community Development District Special Assessment Series 2004
1,775,000	5.80	05/01/2035	1,793,797

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Oakstead Community Development District RB for Capital Improvement Series 2002 A
$4,735,000	6.88%	05/01/2033	$5,101,015
Oakstead Community Development District RB for Capital Improvement Series 2002 B
2,160,000	5.90	05/01/2007	2,179,786
Oakstead Community Development District RB for Capital Improvement Series 2003
580,000	5.20	11/01/2007	587,685
Old Palm Community Development District
3,815,000	5.38	05/01/2014	3,840,255
Old Palm Community Development District Special Assessment for Palm Beach Gardens Series 2004 A
6,815,000	5.90	05/01/2035	6,949,051
Orlando Urban Community Development District Special Assessment for Capital Improvement Series 2004
1,000,000	6.00	05/01/2020	1,040,940
4,500,000	6.25	05/01/2034	4,706,820
Orlando Urban Community Development District Special Assessment Series 2001 A
7,930,000	6.95	05/01/2033	8,527,367
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 A
2,305,000	6.13	05/01/2035	2,350,893
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B
6,880,000	5.13	05/01/2009	6,910,478
Palm Beach County Plantation Community Development District Special Assessment RB Series 2004 A
7,250,000	6.25	05/01/2034	7,520,207
Panther Trace Community Development District Special Assessment Series 2002 A
1,680,000	7.25	05/01/2033	1,839,566
Park Place Community Development District Special Assessment Series 2003
4,505,000	6.38	05/01/2034	4,752,505
Parklands Lee Community Development District Special Assessment Series 2004 A
4,000,000	5.80	05/01/2035	4,033,960
Parklands Lee Community Development District Special Assessment Series 2004 B
5,000,000	5.13	05/01/2011	5,028,300
Parklands West Community Development District Special Assessment Series 2001 A
3,420,000	6.90	05/01/2032	3,651,944
Parklands West Community Development District Special Assessment Series 2001 B
265,000	6.00	05/01/2006	267,496
Parkway Center Community Development District Special Assessment Series 2000 A
490,505	8.25	05/01/2031	493,683

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Pier Park Community Development District RB for Capital Improvement Series 2002 1
$14,670,000	7.15%	05/01/2034	$15,559,295
Pier Park Community Development District RB for Capital Improvement Series 2002 2
1,330,000	7.15	05/01/2034	1,400,251
Pine Island Community Development District Special Assessment Series 2004
4,530,000	5.30	11/01/2010	4,516,048
10,720,000	5.75	05/01/2035	10,797,184
Poinciana Community Development District Special Assessment Series 2000 A
5,865,000	7.13	05/01/2031	6,220,654
Renaissance Community Development District RB for Capital Improvement Series 2002 A
7,335,000	7.00	05/01/2033	7,934,049
Renaissance Community Development District RB for Capital Improvement Series 2002 B
1,205,000	6.25	05/01/2008	1,245,476
Reunion East Community Development District Special Assessment Series 2002 A
20,190,000	7.20	05/01/2022	21,873,240
2,325,000	7.38	05/01/2033	2,525,345
Reunion East Community Development District Special Assessment Series 2002 B
2,465,000	5.90	11/01/2007	2,511,219
Reunion East Community Development District Special Assessment Series 2003
4,450,000	5.20	11/01/2007	4,506,337
Reunion West Community Development District Special Assessment Series 2004
22,000,000	6.25	05/01/2036	22,906,180
Rivercrest Community Development District Special Assessment Series 2001
5,485,000	7.00	05/01/2032	5,906,467
Riverside Park Community Development District Special Assessment Series 2004
2,025,000	6.13	05/01/2034	2,081,052
Saddlebrook Community Development District Special Assessment Series 2001 A
5,055,000	6.90	05/01/2033	5,414,360
Saddlebrook Community Development District Special Assessment Series 2001 B
110,000	6.25	05/01/2009	114,148
Sampson Creek Community Development District Capital Improvement Special Assessment Series 2000 A
2,285,000	6.95	05/01/2031	2,390,064
Seven Oaks Community Development District I RB Special Assessment Series 2002
2,300,000	5.60	11/01/2007	2,321,229
Seven Oaks Community Development District II RB Special Assessment Series 2003 A
4,760,000	6.40	05/01/2034	5,047,694

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Seven Oaks Community Development District II RB Special Assessment Series 2003 B
$3,010,000	5.30%	11/01/2008	$ 3,064,180
Seven Oaks Community Development District II RB Special Assessment Series 2004 A
5,000,000	5.88	05/01/2035	5,065,250
Seven Oaks Community Development District II RB Special Assessment Series 2004 B
6,000,000	5.00	05/01/2009	6,016,440
South Bay Community Development District BANS Series 2004
30,000,000	5.00	04/01/2005	30,013,500
South Fork Community Development District RB Special Assessment Series 2004 A-1
525,000	5.90	05/01/2034	531,500
South Fork Community Development District RB Special Assessment Series 2004 A-2
1,825,000	5.90	05/01/2035	1,841,608
South Fork Community Development RB Series 2003
2,525,000	6.15	05/01/2033	2,614,638
South Village Community Development District RB for Capital Improvement Series 2005 A
11,000,000	5.70	05/01/2035	11,070,730
South-Dade Venture Community Development District Special Assessment Series 2004
2,815,000	6.00	05/01/2024	2,907,867
Southern Hills Plantation I Community Development District RB for Capital Improvement Series 2004
8,395,000	5.80	05/01/2035	8,455,276
Southern Hills Plantation II Community Development District Capital Improvement Special Assessment Series 2004
3,610,000	5.85	05/01/2034	3,635,848
Spicewood Community Development District Special Assessment Series 2003 A
3,000,000	6.10	05/01/2034	3,106,740
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
5,160,000	6.13	05/01/2034	5,565,473
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
650,000	5.30	05/01/2010	663,871
Sterling Hill Community Development District RB for Capital Improvement Series 2003 A
4,000,000	6.20	05/01/2035	4,158,000
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B
3,000,000	5.50	11/01/2010	3,049,860
Stonegate Community Development District RB Special Assessment Series 2004
2,250,000	6.13	05/01/2034	2,330,843
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,615,000	5.90	05/01/2034	3,709,135

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
$ 6,870,000	6.80%	10/01/2032	$ 7,041,819
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,625,000	6.90	10/01/2034	4,730,959
Sumter Landing Community Development District Special Assessment Series 2003
10,000,000	6.95	05/01/2033	10,713,400
Suncoast Community Development District RB for Capital Improvement Series 2004 A
5,440,000	5.88	05/01/2034	5,519,968
The Quarry Community Development District BANS Special Assessment Series 2004
50,000,001	5.00	11/01/2005	49,932,000
Thousand Oaks Community Development District Special Assessment BANS Series 2004
2,700,000	5.00	08/01/2005	2,688,795
Tomoka Community Development District Series 2004 A
8,250,000	6.10	05/01/2035	8,546,752
University Place Community Development District Special Assessment Series 2001 A
1,710,000	7.00	05/01/2032	1,852,631
University Place Community Development District Special Assessment Series 2001 B
135,000	6.10	05/01/2007	137,415
Venetian Community Development District RB for Capital Improvement Series 2002 A
4,000,000	6.75	05/01/2034	4,301,600
Verona Walk Community Development District RB for Capital Improvement Series 2004
7,820,000	5.85	05/01/2035	7,909,304
Village Center Community Development District Recreational RB SubSeries 1998 B
2,050,000	8.25	01/01/2017	2,205,206
Village Center Community Development District Recreational RB SubSeries 1998 C
2,165,000	7.38	01/01/2019	2,324,799
Village Center Community Development District Recreational RB SubSeries 2003
4,005,000	6.35	01/01/2018	4,290,356
Village Center Community Development District Recreational RB SubSeries 2004 B
5,570,000	5.88	01/01/2015	5,819,926
Village Community Development District No. 3 Special Assessment Series 2002
7,600,000	6.50	05/01/2032	8,179,576
Village Community Development District No. 4 Special Assessment Series 2000
3,275,000	7.15	05/01/2018	3,600,011
Village Community Development District No. 4 Special Assessment Series 2002
4,580,000	6.88	05/01/2022	4,965,361

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
$ 6,220,000	6.95%	05/01/2032	$ 6,805,986
Village Community Development District No. 4 Special Assessment Series 2003
500,000	6.50	05/01/2033	537,090
Village Community Development District No. 5 Special Assessment Series 2002 A
18,930,000	6.50	05/01/2033	20,334,227
Village Community Development District No. 5 Special Assessment Series 2002 B
1,820,000	5.40	05/01/2007	1,847,082
Village Community Development District No. 5 Special Assessment Series 2003 A
4,455,000	6.00	05/01/2022	4,655,742
23,000,000	6.10	05/01/2034	24,048,570
Village Community Development District No. 5 Special Assessment Series 2003 B
8,680,000	5.00	05/01/2008	8,796,486
Village Community Development District No. 6 Special Assessment RB Series 2004
5,710,000	5.63	05/01/2022	5,848,525
44,535,000	5.80	05/01/2035	45,711,615
Villasol Community Development District Special Assessment RB Series 2003 A
4,160,000	6.60	05/01/2034	4,455,485
Villasol Community Development District Special Assessment RB Series 2003 B
1,220,000	5.38	05/01/2008	1,241,411
Vista Lakes Community Development District RB for Capital Improvement Series 2002 A
3,705,000	6.75	05/01/2034	3,964,165
Vizcaya Community Development District Special Assessment Series 2002
1,315,000	5.90	05/01/2007	1,337,197
Vizcaya Community Development District Special Assessment Series 2003 B
3,325,000	5.40	11/01/2007	3,376,537
Walnut Creek Community Development District Special Assessment Series 2000 A
4,030,000	7.30	05/01/2021	4,405,274
Waterchase Community Development District RB for Capital Improvement Series 2001 A
2,905,000	6.70	05/01/2032	3,097,079
Waterlefe Community Development District RB for Capital Improvement Series 2001 A
965,000	6.95	05/01/2031	1,039,276
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
3,000,000	6.00	05/01/2023	3,124,080
24,250,000	6.13	05/01/2035	25,202,297
World Commerce Community Development District Special Assessment Series 2004 A-1
1,000,000	6.25	05/01/2022	1,031,780
500,000	6.50	05/01/2036	517,155

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
World Commerce Community Development District Special Assessment Series 2004 A-2
$3,000,000	6.13%	05/01/2035	$ 3,104,250
Wyndam Park Community Development District Special Assessment Series 2003
2,500,000	6.38	05/01/2034	2,637,350

			1,148,955,161

Georgia — 0.7%
Atlanta Tax Allocation RB for Atlantic Station Project Series 2001
10,000,000	7.75	12/01/2014	10,950,300
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
3,675,000	5.50	01/01/2034	3,864,997
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
5,845,000	4.85	06/01/2009	5,946,528
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
1,750,000	6.13	02/15/2034	1,792,402
Tift County IDA RB for Beverly Enterprises Project Series 2000
830,000	7.50	07/01/2010	833,619

			23,387,846

Guam — 0.1%
Guam Governement GO Bonds Series 1993 A (B)
5,000,000	5.38	11/15/2013	5,008,500

Hawaii — 0.4%
Hawaii Airport System RB Series 2001 II-R-59 (AMT) (FGIC) (RITES) (Aaa)(b)
2,500,000	16.85	07/01/2015	3,696,250
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 1997 (AMT) (B/Caa2)
6,855,000	5.63	11/15/2027	4,990,508
Hawaii Department of Transport Special Facilities RB for Continental Airlines Inc. Series 2000 (AMT) (B/Caa2)
460,000	7.00	06/01/2020	399,197
Hawaii Improvement District RB No. 17 Special Assessment Kaloko Subdivision Series 2001
3,225,000	7.38	08/01/2011	3,376,672

			12,462,627

Illinois — 1.9%
Chicago Illinois O’Hare International Airport Special Facility RB for American Airlines Inc. Project Series 1994 (CCC/Caa2)
6,875,000	8.20	12/01/2024	5,741,175
Chicago Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.75	12/01/2032	4,228,160

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Chicago Illinois Tax Increment for Allocation Sub-Central Loop Redevelopment Series 2000 A
$ 250,000	6.50%	12/01/2005	$254,325
Chicago Illinois Tax Increment for Central Loop Redevelopment Series 2000 A
6,550,000	6.50	12/01/2007	6,868,854
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,211,580
Chicago Illinois Tax Increment RB for Central Loop Redevelopment Series 2000 A (ACA) (A)
250,000	6.50	12/01/2006	265,438
Chicago Single Family Mortgage RB for Collateral Series 2001 A (FHLMC/FNMA/GNMA) (AMT) (AAA/Aaa)
3,970,000	6.25	10/01/2032	4,336,153
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (A/A2)(a)
6,050,000	5.50	02/28/2014	6,312,328
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa2)
8,000,000	6.25	05/01/2030	8,425,120
5,500,000	6.25	05/01/2034	5,624,960
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-SR Series 2004 A (Baa2)
4,630,000	5.00	06/01/2024	4,646,807
5,760,000	5.13	06/01/2035	5,728,838
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV-Subseries 2004 B (Baa3)
2,075,000	5.00	06/01/2024	2,034,537
4,000,000	5.38	06/01/2035	3,943,720
Illinois Health Facilities Authority RB for Loyola University Health Systems Series 2001 A (Baa1)
2,000,000	6.00	07/01/2021	2,176,980
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004
1,805,000	6.25	03/01/2034	1,830,126
Ottawa Illinois Health Care Facilities RB for Ottawa Community Hospital Series 2004 (Radian) (AA)
1,900,000	5.13	08/15/2019	2,032,240
1,100,000	5.00	08/15/2021	1,151,799

			67,813,140

Indiana — 0.4%
Indiana Health Facility Financing Authority Hospital RB for Community Foundation Northwest Industry Series 2001 A (BBB-)
1,500,000	6.38	08/01/2031	1,561,950
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
7,360,001	5.10	01/15/2017	7,898,458
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT)(d)
10,000,000	6.50	11/15/2031	1,044,300

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Jasper County Industrial Economic Development RB for Georgia Pacific Corp. Project Series 2000 (AMT) (Ba3)
$2,500,000	6.70%	04/01/2029	$ 2,632,950

			13,137,658

Iowa — 1.7%
Tobacco Settlement Authority RB for Iowa Asset Backed Bonds Series 2001 B (BBB/Baa3)
36,410,000	5.60	06/01/2035	32,616,806
Tobacco Settlement Authority RB Series 2001 B (BBB/Baa3)
28,240,000	5.30	06/01/2025	25,438,310

			58,055,116

Kentucky — 0.2%
Kenton County Airport Board RB for Special Facilities Delta Airlines Project Series 1992 A (AMT) (CC/Ca)
45,000	6.13	02/01/2022	32,530
Kentucky Economic Development Finance Authority RB for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.70	10/01/2010	493,005
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 B (MBIA) (AAA/Aaa)(e)
2,000,000	0.00	10/01/2022	869,880
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)(f)
6,750,000	0.00/6.00	10/01/2018	7,399,823

			8,795,238

Louisiana — 1.4%
Hodge Utility RB series 2003 (AMT) (B)
6,750,000	7.45	03/01/2024	8,113,500
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
5,000,000	5.25	09/01/2015	5,363,550
3,500,000	5.25	09/01/2016	3,733,730
Saint Charles Parish PCRB Series 1999 A (BBB-/Baa2)(a)
2,000,000	4.90	06/01/2005	2,012,160
Tobacco Settlement Financing Corp. RB for Louisiana Asset Backed Bonds Series 2001 B (BBB/Baa3)
14,450,000	5.50	05/15/2030	13,896,276
14,625,000	5.88	05/15/2039	13,736,092
West Feliciana Parish PCRB for Gulf State Utilities Co. Series 1984 (BB+/Ba1)
1,500,000	7.70	12/01/2014	1,525,140

			48,380,448

Maryland — 1.2%
Baltimore Maryland Special Obligation RB for Clipper Mill Project Series 2004
4,627,000	6.25	09/01/2033	4,794,081
Baltimore Maryland Special Obligation RB for Harborview Lot No. 2 Series 2003
3,000,000	6.50	07/01/2031	3,176,460

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Maryland — (continued)
Baltimore Maryland Special Obligation RB for Strathdale Manor Project Series 2003
$3,750,000	7.00%	07/01/2033	$ 4,028,625
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES)(b)
5,825,000	12.65	05/01/2014	8,529,781
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB/Baa1)
1,000,000	5.75	08/15/2016	1,116,560
4,500,000	5.38	08/15/2024	4,710,015
10,750,000	5.50	08/15/2033	11,294,917
Westminster Maryland Economic Development RB for Carroll Lutheran Village Series 2004 A
4,000,000	6.25	05/01/2034	4,157,640

			41,808,079

Massachusetts — 0.5%
Massachusetts GO Bonds Series 2001 II-R-101(FSA) (AAA/Aaa)(b)
2,500,000	16.08	12/01/2014	3,600,900
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 A
3,000,000	9.00	12/15/2015	3,458,400
Massachusetts Health and Educational Facilities Authority RB for Civic Investments Series 2002 B
2,000,000	9.20	12/15/2031	2,331,160
Massachusetts Health and Educational Facilities Authority RB for Saint Memorial Medical Center Series 1993 A (Ba2)
530,000	5.75	10/01/2006	533,991
5,400,000	6.00	10/01/2023	5,434,020
Massachusetts State Development Finance Agency RB for Hampshire College Series 2004 (BBB/Baa2)
1,000,000	5.63	10/01/2024	1,078,350
1,000,000	5.70	10/01/2034	1,068,850

			17,505,671

Michigan — 1.1%
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Refunding Series 2003 (BBB-/Baa3)
3,205,000	5.50	07/01/2008	3,309,868
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Baa3)
1,250,000	5.38	07/01/2028	1,177,788
Midland County Economic Development RB for Obligation- Midland Series 2000 B (BB-/Ba3)
5,000,000	6.75	07/23/2009	5,202,800
Midland County Economic Development RB for Sub-Ltd. Obligation Series 2000 A (AMT) (BB-/Ba3)
11,150,000	6.88	07/23/2009	11,594,773
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1995
13,250,000	6.75	12/01/2015	11,426,005

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Michigan — (continued)
Wayne Charter County Special Airport Facilities RB for Northwest Airlines Inc. Series 1999 (AMT)
$8,235,000	6.00%	12/01/2029	$6,541,472

			39,252,706

Minnesota — 1.0%
Becker PCRB for Northern States Power Series 2000 A (A-/A2)
10,000,001	8.50	04/01/2030	12,307,800
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB)
7,500,000	7.25	06/15/2032	7,978,425
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Project Series 2001 A (AMT)
3,000,000	7.00	04/01/2025	2,813,730
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Project Series 2001 B (AMT)(g)
1,500,000	6.50	04/01/2005	1,525,605
Minneapolis and St. Paul Metropolitan Airports Special Facilities RB for Northwest Airlines Project Series 2005 (AMT)
5,000,000	7.38	04/01/2025	4,831,650
St. Paul Housing and Redevelopment Hospital Authority RB for Healtheast Project Series 1993 A (BB+/Ba1)
4,175,000	6.63	11/01/2017	4,212,283

			33,669,493

Mississippi — 0.5%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB/Ba1)
13,635,000	5.88	04/01/2022	13,715,856
Mississippi Home Corp. Housing RB for Mississippi Valley State Student Housing Project Series 2003 8A (ACA) (A)
5,000,000	5.50	12/01/2035	5,076,400

			18,792,256

Missouri — 0.6%
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
2,150,000	5.50	01/01/2009	2,189,453
1,000,000	6.25	01/01/2024	1,037,110
2,500,000	6.50	01/01/2035	2,593,525
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
1,295,000	6.25	01/01/2030	1,325,756
Missouri State Environmental Improvement & Energy Resource Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
5,845,000	4.00	01/02/2012	5,922,446
St. Louis IDA MF Hsg. RB for Bluemeyer Elderly Apartments Project Series 2004 (AMT)(a)
6,500,000	3.13	08/20/2006	6,499,415

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — (continued)
St. Louis IDA MT Hsg. for Vaughn Elderly Apartments Project Series 2004 (AMT)(a)
$2,610,000	4.00%	12/20/2006	$2,671,753

			22,239,458

Montana(a) — 0.3%
Forsyth Montana PCRB Refunding Portland General Series 1998 A-RMKT 5/1/03 (BBB+/Baa2)
10,500,000	5.20	05/01/2009	11,141,760

Nevada — 2.0%
Clark County Improvement District No. 142-LOC Special Assessment Series 2003
1,460,000	5.80	08/01/2015	1,506,326
5,000,000	6.10	08/01/2018	5,155,450
4,000,000	6.38	08/01/2023	4,123,800
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 A (AMT) (B-)
10,380,000	5.60	10/01/2030	9,851,969
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 B (AMT) (B-)
13,665,000	5.90	10/01/2030	13,504,710
Clark County Industrial Development RB for Nevada Power Co. Project Series 1995 C (B-)
710,000	5.50	10/01/2030	699,513
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)(a)
4,835,000	5.45	03/01/2013	5,186,988
Clark County School District GO Bonds Series 2003 PA 1220 (MBIA) (RITES) (AAA)(b)
4,475,000	16.25	06/15/2012	6,519,269
Henderson Local Improvement Districts No. T-14 Special Assessment Series 2003
1,995,000	5.55	03/01/2017	2,055,229
Las Vegas Local Improvement Bonds Special Assessment District No. 808 Summerlin Area Series 2001
1,145,000	5.70	06/01/2008	1,180,873
1,990,000	6.75	06/01/2021	2,054,814
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,335,000	5.90	06/01/2017	1,376,585
1,375,000	5.90	06/01/2018	1,417,598
500,000	6.00	06/01/2019	515,565
5,000,000	6.25	06/01/2024	5,154,600
North Las Vegas Local Improvement Special Assessment for Special Improvement District No. 60-Aliante Series 2003
1,000,000	6.13	12/01/2017	1,031,450
1,500,000	6.40	12/01/2022	1,546,995
Washoe County Water Facilities RB for Sierra Pacific Power Co. Series 2001 (AMT) (BB/Ba2)(a)
8,000,000	5.00	07/01/2009	8,063,760

			70,945,494

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Hampshire — 0.2%
New Hampshire Health & Educational Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (Radian) (AA)
$900,000	5.00%	10/01/2013	$974,880
1,800,000	5.00	10/01/2015	1,942,974
500,000	5.00	10/01/2018	527,000
New Hampshire Health & Educational Facilities Authority RB for Speare Memorial Hospital Series 2004
1,000,000	5.50	07/01/2025	1,014,090
1,400,000	5.88	07/01/2034	1,434,258

			5,893,202

New Jersey — 3.9%
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
1,500,000	6.25	11/01/2020	1,552,860
New Jersey Economic Development Authority Retirement RB for Seabrook Village Inc. Series 2000 A
2,500,000	8.00	11/15/2015	2,783,550
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1998 (AMT) (CCC+/Caa2)
7,480,000	5.50	04/01/2028	4,864,992
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines Inc. Project Series 1999 (AMT) (B/Caa2)
5,190,000	6.25	09/15/2019	4,370,291
4,060,000	6.40	09/15/2023	3,364,522
9,185,000	6.25	09/15/2029	7,262,763
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
820,000	6.50	07/01/2021	883,132
500,000	6.63	07/01/2031	539,410
New Jersey Health Care Facilities Financing Authority RB for South Jersey Hospital Series 2002 (Baa1)
2,000,000	6.00	07/01/2032	2,123,760
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB+/Baa1)
1,500,000	6.88	07/01/2030	1,670,100
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson Series 2004 C
1,000,000	5.50	07/01/2023	1,055,560
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
4,500,000	5.75	06/01/2032	4,361,355
20,725,000	6.00	06/01/2037	19,705,952
27,300,000	6.13	06/01/2042	26,015,808
Tobaco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
7,630,000	6.75	06/01/2039	7,755,437
5,130,000	7.00	06/01/2041	5,295,904
32,345,000	6.25	06/01/2043	31,385,971
Union County Utilities Authority RB for Ogden Martin Series 1998 A (AMBAC) (AMT) (AAA/Aaa)
6,970,000	5.50	06/01/2009	7,583,360

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
$3,625,000	5.50%	06/01/2010	$3,959,696

			136,534,423

New Mexico — 0.5%
Farmington PCRB for El Paso Electric Co. Project Series 2002 A (BBB-/Baa3)(a)
7,499,999	6.38	08/01/2005	7,640,775
Farmington PCRB for Public Service Co. San Juan Series 1996 B (BBB/Baa2)
2,500,000	6.30	12/01/2016	2,696,150
Farmington PCRB for Southern California Edison Co. Series 1993 A (MBIA) (AAA/Aaa)
5,000,000	5.88	06/01/2023	5,071,450
Farmington PCRB for Tucson Electric Power Co. San Juan Series 1997 A (B+/Ba3)
3,000,000	6.95	10/01/2020	3,164,070

			18,572,445

New York — 2.8%
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)(b)
5,000,000	9.60	11/15/2015	6,375,800
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 A (A3)
400,000	6.25	11/01/2021	435,688
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 B (A3)
1,135,000	5.88	11/01/2011	1,255,401
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 C (A3)
720,000	5.63	11/01/2010	784,483
Nassau County IDA Civic Facility RB for North Shore Health System Project Series 2001 D (A3)
1,000,000	5.63	11/01/2009	1,080,740
New York City IDA Civic Facilities RB for Polytechnic University Project (BB+/Ba3)
150,000	5.20	11/01/2007	149,231
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
2,000,000	6.00	11/01/2020	1,954,920
New York City IDA Civic Facility RB for Staten Island University Hospital Series 2000 (Ba3)
1,000,000	6.38	07/01/2031	984,230
New York City IDA Special Facilities RB for British Airways PLC Project Series 1998 (AMT) (BB+/Ba2)
4,135,000	5.25	12/01/2032	3,328,303
1,530,000	7.63	12/01/2032	1,544,015
New York City IDA Special Facilities RB for Continental Airlines Inc. Series 2003 (AMT) (CCC+)
2,265,000	7.25	11/01/2008	2,254,422
4,055,000	8.00	11/01/2012	3,853,669
2,685,000	8.38 (a)	11/01/2012	2,516,946
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AA+)(b)
8,000,000	8.56	11/01/2026	9,907,040

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — (continued)
New York Convention Center Operating Corp. COPS for Yale Building Acquisition Project Series 2003
$4,000,000	5.25%	06/01/2008	$4,122,680
New York GO Bonds Series 2003 A (A/A2)
4,000,000	5.00	08/01/2012	4,364,960
New York GO Bonds Series 2003 D (A/A2)
6,520,000	5.25	10/15/2018	7,148,593
New York State Dormitory Authority RB for New York Methodist Hospital Series 2004 (A3)
1,000,000	5.25	07/01/2024	1,048,380
New York State Dormitory Authority RB for North Shore Long Island Jewish Group Series 2003 (A3)
2,000,000	5.00	05/01/2018	2,091,940
New York State Energy Research and Development Authority RB for Brooklyn Union Gas-B-RMKT-5/13/92 Series 1989 (MBIA) (AMT) (AAA/Aaa)
6,830,000	6.75	02/01/2024	6,882,796
New York State Environmental Facilities Corp. PCRB Series 2004 PA 1261 (MBIA) (RITES)(b)
5,465,000	18.29	06/15/2011	9,156,389
New York State Urban Development Corp. RB for Correctional & Youth Facilities Services Series 2003 PA 1218 (RITES)(a)(b)
3,625,000	13.30	01/01/2009	4,798,086
Port Authority of New York & New Jersey RB for Delta Air Lines Inc. Project Series 1992 1R (CCC/Ca)
2,000,000	6.95	06/01/2008	1,982,840
Saratoga County Industrial Development Agency Civic Facility RB for Saratoga Hospitals Project Series 2004 A (BBB+)
1,205,000	5.00	12/01/2012	1,288,579
300,000	5.00	12/01/2014	319,893
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series A/1 (AA-/A2)
18,160,000	5.50	06/01/2018	20,092,950

			99,722,974

North Carolina — 0.9%
Charlotte Special Facilities RB for Charlotte/Douglas International US Airways Airport Series 1998 (AMT)(d)
2,460,000	5.60	07/01/2027	1,134,601
Charlotte Special Facilities RB for Douglas International Airport US Airways Series 2000 (AMT)
3,000,000	7.75	02/01/2028	1,680,000
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
6,495,000	5.38	01/01/2016	6,972,253
4,850,000	5.38	01/01/2017	5,213,119
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
3,400,000	5.13	01/01/2023	3,512,574

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
North Carolina — (continued)
North Carolina Medical Care Community Retirement Facilities RB 1st Mortgage for Givens Estates Project Series 2003 A
$3,000,000	6.50%	07/01/2032	$3,142,980
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AAA/Aaa)
1,000,000	5.50	01/01/2014	1,155,260
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1999 B (BBB+/A3)
1,750,000	6.38	01/01/2013	1,970,500
5,000,000	6.50	01/01/2020	5,667,400
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
2,550,000	5.50	01/01/2013	2,810,763

			33,259,450

Ohio — 1.5%
Cleveland Airport Special RB for Continental Airlines Inc. Series 1998 (AMT) (B-/Caa2)
16,180,000	5.38	09/15/2027	11,418,064
Cleveland Airport Special RB for Continental Airlines Inc. Series 1999 (AMT) (B-/Caa2)
5,530,000	5.50	12/01/2008	5,202,126
13,460,000	5.70	12/01/2019	10,586,829
Cuyahoga County Health Care Facilities RB Refunding for Benjamin Rose Institute Project Series 1998
2,600,000	5.50	12/01/2017	2,595,450
3,000,000	5.50	12/01/2028	2,839,740
Ohio Water Development Authority PCRB for Cleveland Electric Series 1998 A (BBB-/Baa2)(a)
16,254,999	3.75	10/01/2008	16,353,993
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
2,500,000	6.25	12/01/2036	2,597,325

			51,593,527

Oklahoma — 3.1%
Oklahoma Development Finance Authority RB for Hillcrest Healthcare Systems Series 1999 A (AAA/Aaa)(g)
18,240,000	5.63	08/15/2009	20,464,003
Tulsa Municipal Airport Trust RB for American Airlines Series 2000 B (AMT) (B-/Caa2)(a)
16,100,000	6.00	12/01/2008	15,451,170
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 A (AMT) (B-/Caa2)(a)
2,450,000	5.38	12/01/2006	2,379,685
Tulsa Municipal Airport Trust RB for American Airlines Series 2001 B (AMT) (B-/Caa2)(a)
27,195,000	5.65	12/01/2008	25,786,027
Tulsa Municipal Airport Trust RB VRDN Refunding Series 2000 A RMKT 12/1/04 (AMT) (B-/Caa2)(a)
45,499,999	7.75	12/01/2014	46,160,205

			110,241,090

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Oregon — 0.1%
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 CLVII (AMT) (BB+/Ba3)
$195,001	6.35%	08/01/2025	$196,470
Portland Multifamily RB for Pacific Tower Series 2001C (AMT)
2,650,000	7.00	12/01/2034	2,675,281

			2,871,751

Pennsylvania — 5.2%
Allegheny County Airport RB for Pittsburgh International Airport Series 1997 A-1 (MBIA) (AMT) (AAA/Aaa)
2,000,000	5.75	01/01/2009	2,162,320
Allegheny County Hospital Development Authority RB for Health Systems Series 2000 B (B/B1)
16,460,000	9.25	11/15/2022	19,205,363
14,360,000	9.25	11/15/2030	16,762,715
Allegheny County Redevelopment Authority for Pittsburgh Mills Project Series 2004
1,000,000	5.10	07/01/2014	1,029,900
2,000,000	5.60	07/01/2023	2,085,900
Chester County Health & Education RB for Jenners Pond Inc. Project Series 2002
3,000,000	7.63	07/01/2034	3,253,350
Chester Economic Development Authority RB GTD Series 2004
8,640,000	7.00	03/01/2019	9,593,078
Cumberland County IDA RB for Beverly Enterprises Inc. Series 1998
1,660,000	5.50	10/01/2008	1,663,071
Cumberland County Municipal Authority Retirement Community RB for Wesley Affiliated Services Series 2002 A
5,000,000	7.25	01/01/2035	5,311,450
Gettysburg Area IDA RB for Beverly Enterprises Project Series 2000
2,300,000	7.50	07/01/2011	2,309,177
Lehigh County General Purpose Authority RB for Saint Lukes Bethlehem Hospital Series 2003 (BBB/Baa2)
11,500,000	5.38	08/15/2033	11,732,300
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A2)
1,550,000	5.38	11/15/2034	1,611,442
Montgomery County IDA RB for Whitemarsh Continued Care Project Series 2005
1,720,000	5.13	02/01/2012	1,717,196
1,775,000	5.30	02/01/2013	1,782,047
2,000,000	6.13	02/01/2028	2,010,600
New Morgan IDA Solid Waste Disposal RB for New Morgan Landfill Co. Inc. Project Series 1994 (AMT) (BB-/Caa1)
8,115,000	6.50	04/01/2019	8,012,508
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
5,000,000	6.38	11/01/2041	5,279,400

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 A (AMT) (B+/B1)
$1,500,000	6.75%	12/01/2036	$1,580,685
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2002 B Converted 12/22/04 (AMT) (B+/B1)
36,500,000	6.75	12/01/2036	38,463,335
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Series 2003 A (AMT) (B+/B1)
2,000,000	6.75	12/01/2036	2,107,580
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Reliant Energy Seward Series 2001 A (AMT) (B1)
7,500,000	6.75	12/01/2036	7,903,425
Pennsylvania State Higher Educational Facilties Authority RB for Philadelphia University Series 2004 A (BBB/Baa2)
3,000,000	5.13	06/01/2025	3,054,330
1,950,000	5.25	06/01/2032	1,972,796
Pennsylvania State Higher Educational Facilties Authority RB for Widener University Series 2003 (BBB+)
4,675,000	5.40	07/15/2036	4,897,624
Philadelphia Gas Works RB Eighteenth Series 2004 (AGC) (AAA/Aa1)
1,000,000	5.25	08/01/2021	1,078,270
Philadelphia Gas Works RB Eighteenth Series 2004 (CIFG) (AAA/Aaa)
1,790,000	5.00	08/01/2011	1,969,877
3,195,000	5.00	08/01/2014	3,522,296
3,350,000	5.00	08/01/2015	3,667,915
Philadelphia Gas Works RB Fifth Series 2004 A/1 (AGC) (AAA/Aa1)
3,340,000	5.25	09/01/2018	3,644,374
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-)
500,000	6.15	07/01/2014	446,875
4,825,000	6.20	07/01/2017	4,212,611
6,155,000	6.25	07/01/2020	5,277,789
St. Mary Hospital Authority RB for Catholic Health East Series 2004 B (A/A2)
2,275,000	5.38	11/15/2034	2,383,245

			181,704,844

Puerto Rico — 1.8%
Childrens Trust Fund RB for Tobacco Settlement Series 2000 II-R-39 (RITES) (Aa3)(b)(g)
3,535,000	9.49	07/01/2010	4,174,693
Puerto Rico Commonwealth GO Bonds Series 2003 PA 1138R (MBIA) (RITES) (AAA)(a)(b)
7,500,000	7.60	07/01/2008	8,613,600
Puerto Rico Industrial Medical & Environmental PCRB Financing Authority Special Facilities for American Airlines Series 1985 A (CCC/Caa2)(a)
5,400,000	6.45	12/01/2025	3,883,842

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Series 2004 A (LOC — Governement Bank for Puerto Rico) (BBB+/Baa2)(a)
$37,750,000	5.75%	02/01/2012	$42,455,915
Puerto Rico Public Finance Corp. RB for Residential Certificates Series 2001 520 (MBIA) (Aaa)(b)
3,225,000	12.81	08/01/2016	4,579,468

			63,707,518

Rhode Island — 1.0%
Rhode Island State Health & Educational Building Corp. RB for Hospital Financing Series 2003 A (BBB/Baa2)
2,840,000	6.00	09/15/2033	2,885,781
Tobacco Settlement Financing Corp. RB for Rhode Island Asset Backed Bonds Series 2002 A (BBB/Baa3)
10,000,000	6.13	06/01/2032	9,633,500
23,515,000	6.25	06/01/2042	22,661,640

			35,180,921

South Carolina — 1.9%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (B-)(e)
15,000,000	0.00	01/01/2033	1,458,000
Greenville County Airport RB for Donaldson Industrial Air Park Project Series 2001 (AMT) (Baa3)
4,550,000	6.13	10/01/2017	4,885,562
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 A
1,000,000	6.88	11/01/2035	1,049,930
Lancaster County Assessment RB for Edgewater Improvement Direct Series 2003 B
1,499,000	6.13	11/01/2014	1,559,305
Medical University Hospital Authority RB Series 2002 A (AAA/Baa2)(g)
3,000,000	6.50	08/15/2012	3,626,760
South Carolina Jobs Economic Development Authority RB for Palmetto Health Alliance Series 2000 A (BBB/Baa2)
8,750,000	7.13 (g)	08/15/2012	10,613,400
10,000,000	6.25	08/01/2031	10,713,600
Tobacco Settlement Management Authority RB Series 2001 B (BBB/Baa3)
1,630,000	6.00	05/15/2022	1,632,543
20,070,000	6.38	05/15/2028	20,042,504
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B-/B2)
9,935,000	5.70	01/01/2024	9,521,009

			65,102,613

Tennessee — 0.8%
Elizabethton Health and Educational Facilities Board RB Series 2001 PA 813 (RITES)(b)
6,000,000	13.22	07/01/2033	8,440,560

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Johnson City Health and Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
$1,000,000	6.25%	02/15/2032	$1,012,140
Metropolitan Knoxville Airport Authority Special Purpose RB for Northwest Airlines Project Series 2002 (AMT)
2,500,000	8.00	04/01/2032	2,512,650
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(a)(b)
9,190,000	12.75	10/01/2008	11,406,444
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(b)
1,310,000	12.75	09/01/2008	1,646,565
Shelby County Health, Educational & Housing Facilities Board Hospital RB for Methodist Healthcare Series 2002 (ETM) (A-/A3)
935,000	6.00	09/01/2020	1,091,603
Shelby County Health, Educational & Housing Facilities Board Hospital RB Refunded for Methodist Healthcare Series 2002 (A-/A3)(g)
1,565,000	6.00	09/01/2012	1,847,358

			27,957,320

Texas — 6.4%
Alliance Airport Authority Inc. Special Facilities RB for American Airlines Inc. Project Series 1991 (AMT) (CCC/Caa2)
8,500,000	7.00	12/01/2011	7,580,130
20,430,000	7.50	12/01/2029	14,863,642
Bexar County Health Facilities Development Corp. RB for Army Retirement Residence Project Series 2002 (BBB-)
1,200,000	6.13	07/01/2022	1,272,624
1,000,000	6.30	07/01/2032	1,067,400
Brazos River Authority PCRB for Texas Utility Co. Series 1999 A (AMT) (BBB/Baa2)
10,500,000	7.70	04/01/2033	12,418,245
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB/Baa2)
6,800,000	7.70	03/01/2032	8,042,292
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB/Baa2)(a)
9,890,000	5.75	11/01/2011	10,693,365
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 C (AMT) (BBB/Baa2)
1,435,000	6.75	10/01/2038	1,570,837
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2003 D (BBB/Baa2)(a)
2,960,000	5.40	10/01/2014	3,207,604
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 A (BBB-/Ba2)
6,250,000	5.38	04/01/2019	6,467,250
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 B (BBB-)
10,000,000	7.75	12/01/2018	11,116,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Dallas County Flood Control District GO Bonds Series 2002(c)
$6,000,000	7.25%	04/01/2032	$6,324,060
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1992 (AMT) (CCC/Caa2)
1,885,000	7.25	11/01/2030	1,333,638
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1995 (CCC/Caa2)
28,950,000	6.00	11/01/2014	22,035,582
Dallas Fort Worth International Airport Facility Improvement Corp. RB for American Airlines Inc. Series 1995 (AMT) (CC/Caa2)
9,190,000	6.38	05/01/2035	5,756,157
Dallas Fort Worth International Airport Facility Improvement Corp. RB Refunding for American Airlines Inc. Series 2000 B (AMT) (CCC/Caa2)(a)
11,170,000	6.05	11/01/2005	10,977,094
Dallas Fort Worth International Airport Facility Improvement Corp. RB Refunding for American Airlines Inc. Series 2000 C (AMT) (CCC/Caa2)(a)
15,860,000	6.15	11/01/2007	14,921,881
Georgetown Health Facilities Development Corp. RB for Georgetown Hospital Healthcare System Series 1999 (BB)
3,000,000	6.25	08/15/2029	2,994,000
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,500,000	6.65	04/01/2032	1,637,460
Harris County Health Facilities Development Corp. Hospital RB for Memorial Hermann Healthcare System Series 2004 A (A/A2)
2,595,000	5.00	12/01/2020	2,711,671
435,000	5.00	12/01/2021	451,395
1,000,000	5.13	12/01/2022	1,045,090
1,000,000	5.13	12/01/2023	1,037,060
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 B (AMT) (B-/Caa2)
1,000,000	5.70	07/15/2029	714,620
Houston Airport System Special Facilities RB for Continental Airlines Series 2001 E (AMT) (B-/Caa2)
3,400,000	6.75	07/01/2021	2,937,022
20,765,000	6.75	07/01/2029	17,460,250
Houston Health Facilities Development Corp. Retirement Facility RB for Buckingham Senior Living Community Series 2004 A
1,500,000	7.13	02/15/2034	1,585,830
Houston Texas GO Bonds Rols RR II Series 2003 R 242 (MBIA) (AAA)(b)
6,455,000	13.94	03/01/2010	8,828,245
Matagorda County Navigation District No. 1 RB for Reliant Energy Project Series 1999 B (AMT) (BBB-/Ba2)
11,000,000	5.95	05/01/2030	11,171,930

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001(B1)
$4,200,000	7.20%	01/01/2021	$4,306,722
5,000,000	7.25	01/01/2031	5,107,300
Port Corpus Christi Authority RB for Celanese Project Series 2002 B (AMT) (B-/B1)
8,500,000	6.70	11/01/2030	8,827,760
Red River Authority PCRB for Hoechst Celanese Corp. Project Series 1994 (B-/B2)
3,000,000	5.20	05/01/2007	3,012,450
Sabine River Authority PCRB for TXU Energy Co. LLC Project Series 2003 B (BBB/Baa2)
3,000,000	6.15	08/01/2022	3,370,620
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health Systems Project Series 2001 (Baa3)
2,000,000	6.75	05/15/2021	2,151,340
Weslaco Health Facilities RB for Knapp Medical Center Project Series 2002 (BBB+)
4,395,000	6.00	06/01/2017	4,802,329

			223,800,895

U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
2,225,000	5.00	10/01/2010	2,393,766
1,045,000	5.00	10/01/2012	1,127,618
1,000,000	5.00	10/01/2014	1,079,430
1,250,000	5.25	10/01/2016	1,354,313
1,000,000	5.25	10/01/2018	1,079,320
1,000,000	5.25	10/01/2019	1,075,220
1,720,000	5.25	10/01/2020	1,849,378
1,000,000	5.25	10/01/2021	1,071,130
500,000	5.25	10/01/2022	534,750
500,000	5.25	10/01/2023	534,750
Virgin Islands Public Finance Authority RB for Subordinated Lien-Fund Loan Notes Series 1998 D
1,100,000	6.00	10/01/2005	1,115,873

			13,215,548

Utah — 0.2%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
6,350,000	5.70	11/01/2026	6,618,097

Virginia — 1.3%
Bedford County IDA RB for Nekoosa Packaging Corp. Project Series 1998 (AMT) (Ba3)
320,000	5.60	12/01/2025	320,163
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.75	03/01/2034	5,226,850
Chesapeake Hospital Authority Facilities RB Refunding for Chesapeake General Hospital Series 2004 A (A3)
2,385,000	5.00	07/01/2009	2,523,974

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Virginia — (continued)
$2,600,000	5.25%	07/01/2011	$2,794,272
2,740,000	5.25	07/01/2012	2,959,529
2,890,000	5.25	07/01/2013	3,120,044
3,045,000	5.25	07/01/2014	3,291,310
Chesapeake IDA PCRB for Virginia Project Series 1985 (BBB+/A3)
3,250,000	5.25	02/01/2008	3,346,915
Goochland County IDA RB for Nekoosa Packaging Corp. Series 1998 (AMT) (Ba3)
560,000	5.65	12/01/2025	561,859
Henrico County IDA RB for Solid Waste Browning Ferris Project Series 1995 (AMT) (BB-/Caa1)(a)
3,500,000	5.30	12/01/2005	3,520,090
Henrico County IDA RB for Solid Waste Browning Series 1997 A (AMT) (BB-/Caa1)
3,750,000	5.88	03/01/2017	3,591,712
Loudoun County IDA Hospital RB for Loudoun Hospital Center Series 2002 A (BBB)
1,000,000	6.10	06/01/2032	1,078,790
Loudoun County IDA Residential Care Facility RB for Falcons Landing Series 2004 A
2,750,000	6.00	08/01/2024	2,879,003
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A
500,000	6.00	01/01/2025	505,800
1,100,000	6.13	01/01/2035	1,106,523
Pocahontas Parkway Association Toll Road RB for Capital Appreciation 1st Tier Series 1998 SubSeries C (B1)(e)
2,300,000	0.00	08/15/2005	2,208,023
Pocahontas Parkway Association Toll Road RB Senior Series 1998 A (BB/Ba2)
6,600,000	5.50	08/15/2028	6,209,808

			45,244,665

Washington — 0.2%
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
900,000	5.25	01/01/2028	925,101
1,800,000	5.25	01/01/2034	1,828,080
2,475,000	6.00	01/01/2034	2,654,784

			5,407,965

Wisconsin — 0.7%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
16,090,000	6.38	06/01/2032	15,913,975
Wisconsin Health & Educational Facilities Authority RB for Aurora Health Care Series 1999 B (BBB+)
1,500,000	5.63	02/15/2020	1,540,560
Wisconsin Health & Educational Facilities Authority RB for Beaver Dam Community Hospitals Inc. Series 2004 A
2,500,000	6.75	08/15/2034	2,546,450
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare Inc. Project Series 2004 (BBB+)
3,000,000	5.75	05/01/2029	3,128,550

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Wisconsin — (continued)
$2,750,000	6.10%	05/01/2034	$2,960,953

			26,090,488

Wyoming — 0.1%
Converse County RB for Memorial Hospital Project Series 2000
3,605,000	9.00	12/01/2025	4,066,296

TOTAL MUNICIPAL DEBT OBLIGATIONS			$3,302,777,326

Other Municipals(a)(c) — 3.0%
Charter Mac Equity Issuer Trust RB Series 2003 A Multifamily Tax-Exempt (AMT)
$15,000,000	3.25%	05/15/2005	$15,007,950
Charter Mac Equity Issuer Trust Series 2004 A-4-1 (A3)
9,000,000	5.75	04/30/2015	9,490,770
GMAC Municipal Mortgage Trust Series A (A3)
6,475,000	4.15	10/31/2009	6,419,639
GMAC Municipal Mortgage Trust Series A-1 (A3)
9,625,000	4.90	10/31/2014	9,609,504
GMAC Municipal Mortgage Trust Series A-2 (A3)
16,649,999	5.30	10/31/2019	16,716,267
GMAC Municipal Mortgage Trust Series B (Baa1)
16,650,000	5.60	10/31/2019	16,764,885
Municipal Mortgage & Equity LLC RB for 1999 A Tax- Exempt MF Hsg. Certificates Series 1999
10,000,000	4.95	08/15/2005	10,103,900
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-2 (A3)(h)
6,000,000	4.90	09/30/2014	5,954,100
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series B-2 (Baa1)(h)
4,000,000	5.20	09/30/2014	3,966,800
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C (Baa2)(h)
5,000,000	4.70	09/30/2009	4,919,350
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-1 (Baa2)(h)
3,000,000	5.40	09/30/2014	2,977,500
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C-2 (Baa2)(h)
3,000,000	5.80	09/30/2019	2,985,090

TOTAL OTHER MUNICIPALS			$104,915,755

Short Term Investments(i) — 2.0%
California — 0.1%
California Housing Finance Agency RB VRDN MF Hsg. Series 2000 A (LOC — HELABA and California State Teachers Retirement) (AMT) (AA-/Aa3)
$2,150,000	1.91%	02/01/2005	$2,150,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short Term Investments(i) — (continued)
Florida — 0.2%
Venice Health Care RB VRDN for Bon Secours Health Systems Series 2002 B (FSA) (AAA/Aaa)
$8,260,000	1.87%	02/03/2005	$8,260,000

Michigan — 0.5%
Michigan State Hospital Finance Authority RB VRDN for Bon Secours Health Series 2002 B (FSA) (AAA/Aaa)
17,850,000	1.87	02/03/2005	17,850,000

New Jersey — 0.1%
New Jersey State Educational Facilities Authority RB VRDN for College of New Jersey Series 2002 D (FGIC) (AAA/Aaa)
2,210,000	1.73	02/03/2005	2,210,000

North Carolina — 0.0%
North Carolina Medical Care Community Health Care Facilities RB VRDN for Wake Forest University Sub Series 2002 B (MBIA) (AAA/Aaa)
1,105,000	1.75	02/01/2005	1,105,000

Virginia — 1.1%
Henrico County Economic Development Authority RB VRDN for Bon Secours Health System Series 2002 B (MBIA) (AAA/Aaa)
38,775,000	1.87	02/03/2005	38,775,000

TOTAL SHORT TERM INVESTMENTS			$70,350,000

TOTAL INVESTMENTS — 99.2%			$3,478,043,081

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(b)	Inverse variable rate security. Coupon rate disclosed is that which is in effect at January 31, 2005.
(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 122,002,329, which represents approximately 3.5% of net assets as of January 31, 2005.
(d)	Security is currently in default.
(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.
(g)	Prerefunded security. Maturity date disclosed is prerefunding date.
(h)	Perpetual Maturity. Maturity date presented represents the next put date..

(i)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2005.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AGC	—	Insured by ACE Guaranty Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BANS	—	Bond Anticipation Notes
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance Corp.
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RMKT	—	Remarketed
RITES	—	Residual Interest Tax Exempt Securities
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Statement of Investments
January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At January 31, 2005, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	made by	received by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Loss

					3 month LIBOR
Interest Rate	JP Morgan	$100,000	02/12/2015	4.79%	floating	$(2,101,485)
					3 month LIBOR
Interest Rate	Merrill Lynch	75,000	02/18/2015	4.73	floating	(1,222,256)
					3 month LIBOR
Interest Rate	Salomon Smith Barney	70,000	02/22/2015	4.71	floating	(986,825)
					3 month LIBOR
Interest Rate	Morgan Stanley Co.	100,000	03/09/2015	4.91	floating	(2,914,782)

Total						$(7,225,348)

     LIBOR — London Inter-bank Offered Rate

TAX INFORMATION — At January 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$3,300,315,638

Gross unrealized gain	186,264,769
Gross unrealized loss	(8,537,326)

Net unrealized security gain	$ 177,727,443

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations – 94.7%
Alabama — 1.9%
Huntsville Alabama GO Refunding Warrants Series 2005 A (FSA) (AAA/Aaa)
$2,000,000	5.60%	02/01/2012	$2,282,540
1,000,000	5.75	02/01/2015	1,193,970
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (A/A2)
3,500,000	5.25	01/01/2011	3,824,380

			7,300,890

Alaska — 2.7%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (FGIC) (AAA/Aaa)
4,000,000	5.25	12/01/2034	4,271,960
Alaska State Housing Finance Corp. RB for General Mortgage Series 1997 A (MBIA) (AAA/Aaa)
2,000,000	6.00	06/01/2027	2,078,140
Alaska State Housing Finance Corp. RB Series 1999 A (MBIA) (AAA/Aaa)
2,490,000	6.00	06/01/2049	2,607,379
Northern Tobacco Securitization Corp. RB for Alaska Asset Backed Bonds Series 2001 (BBB/Baa3)
1,500,000	5.50	06/01/2029	1,337,670

			10,295,149

Arizona — 2.7%
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (AAA/Aaa)
3,410,000	5.75	07/01/2018	3,990,757
Coconino County PCRB for Nevada Power Co. Project Series 1995 E (B-)
325,000	5.35	10/01/2022	322,328
Maricopa County MF Hsg. IDA RB for Place Five and Greenery Apartments Series 1996 A (ETM) (AAA)
875,000	5.85	01/01/2008	921,130
Maricopa County United School District No. 41 GO Bonds Series 1995 (FSA) (AAA/Aaa)
2,500,000	6.25	07/01/2015	2,760,650
Northern Arizona University RB Series 2003 (FGIC) (AAA/Aaa)
1,235,000	5.50	06/01/2025	1,387,177
Prescott Municipal Property Corp. RB Series 2004 (MBIA) (AAA/Aaa)
1,000,000	5.00	07/01/2034	1,041,090

			10,423,132

Arkansas — 2.8%
Arkansas Development Finance Authority Hospital RB for Washington Regional Medical Center Series 2000 (BBB-/Baa3)
4,000,000	7.25	02/01/2020	4,458,200
Paragould Sales and Use Tax RB Series 2001 (AMBAC) (AAA/Aaa)
1,000,000	5.10	06/01/2018	1,071,340
480,000	5.05	06/01/2021	482,678

Principal	Interest		Maturity
Amount	Rate		Date	Value
Municipal Debt Obligations — (continued)
Arkansas — (continued)
Rogers Arkansas School District No. 030 GO Bonds Refunding Series 2003 A (AMBAC) (Aaa)
$1,175,000	4.00%		02/01/2011	$1,213,552
University of Arkansas RB for Construction UAMS Campus Series 2004 B (MBIA) (Aaa)
1,000,000	5.00		11/01/2027	1,051,930
University of Arkansas RB for Fayetteville Campus Series 2002 (FGIC) (Aaa)
1,185,000	5.50		12/01/2017	1,345,117
University of Arkansas RB for Parking Construction UAMS Campus Series 2004 (MBIA) (Aaa)
1,200,000	5.00		07/01/2034	1,237,908

				10,860,725

California — 8.0%
Abag Finance Authority RB for Non-Profit Corp. San Diego Hospital Association Series 2001 A (BBB+/Baa1)
1,000,000	6.13		08/15/2020	1,088,230
Abag Finance Authority RB for Nonprofit Corps. Samsum- W Santa Barbara Series 2002 A (A)
1,500,000	5.50		04/01/2021	1,609,845
California Infrastructure & Economic Development Bank Revenue RB for LA County Department of Public Social Services Series 2003 (AMBAC) (AAA/Aaa)
1,505,000	5.75		09/01/2023	1,732,541
California State Economic Recovery GO Bonds Series 2004 A (AA-/Aa3)
125,000	5.00		01/01/2009	136,085
California State Economic Recovery RB for Drivers Series 2004 448 (RITES) (AA-)(a)
625,000	15.00	(b)	07/01/2008	807,106
940,000	16.82		07/01/2014	1,446,021
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aaa)
2,000,000	5.38		10/01/2019	2,223,020
California State University Fresno Association, Inc. RB for Senior Auxiliary Organization Event Center Series 2002 (Baa3)
1,000,000	6.00		07/01/2022	1,073,400
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (BBB/Baa3)
1,225,000	6.75		06/01/2039	1,250,664
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-3 (BBB/Baa3)
350,000	7.88		06/01/2042	387,205
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-5 (BBB/Baa3)
650,000	7.88		06/01/2042	719,095
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 B (A-/Baa1)
9,000,000	5.50		06/01/2043	9,607,500
Kaweah Delta Health Care District RB Series 2004 (A3)
325,000	6.00		08/01/2034	353,002

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Kings River Conservation District California Revenue COPS for Peaking Project Series 2004 (Baa1)
$300,000	5.00%	05/01/2011	$ 326,610
300,000	5.00	05/01/2012	326,358
285,000	5.00	05/01/2015	306,016
Palo Alto Improvement Bond Act of 1915 for Special Assessment University Avenue Area off Street Parking Series 2002 A (BBB)
955,000	5.25	09/02/2015	974,501
Placentia California COPS Improvement Project Series 2004
1,000,000	5.45	07/01/2025	1,003,650
San Buenaventura California Wastewater Revenue COPS Series 2004 (MBIA) (AAA/Aaa)
2,000,000	5.00	03/01/2034	2,085,900
Santa Clara County Financing Authority Special Obligation RB for Measure B Transportation Improvement Program Series 2003 (A2)
200,000	5.00	08/01/2005	202,848
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (BBB/Baa3)
3,000,000	5.63	06/01/2043	2,712,300
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AAA/Aaa)
310,000	5.25	06/01/2034	333,154

			30,705,051

Colorado — 0.7%
Aurora Centretech Metropolitan District GO Bonds Series 1998 C (LOC-BNP Paribas) (AA)(b)
2,000,000	4.88	12/01/2008	2,095,580
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A/A2)
500,000	6.50	11/15/2031	555,670

			2,651,250

Connecticut — 1.4%
Connecticut State GO Bonds Residual Certificates Series 2001 515 (RITES) (Aa2)(a)
1,335,000	13.85	12/15/2013	1,958,391
Conneticut State Special Obligation RB Rate Reduction Series 2004 A (AAA/Aaa)
2,025,000	5.00	12/30/2008	2,198,968
Mashantucket Western Pequot Tribe RB Series 1996 A (ETM) (AAA/Aaa)(c)
1,000,000	6.50	09/01/2005	1,025,700

			5,183,059

District Of Columbia — 0.5%
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
840,000	6.25	05/15/2024	842,402
1,000,000	6.50	05/15/2033	985,880

			1,828,282

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — 3.7%
Bridgewater Wesley Chapel Community Development District RB for Capital Improvements Series 2005
$2,500,000	5.75%	05/01/2035	$ 2,507,725
Crossings at Fleming Island Community Development District RB for Special Assignment Series 2000 B (MBIA) (AAA/Aaa)
1,765,000	5.80	05/01/2016	2,008,040
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,750,000	6.00	05/01/2034	1,780,747
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (Baa2)
300,000	5.63	03/01/2024	322,368
Keys Cove Community Development District Special Assessment Series 2004
1,225,000	5.88	05/01/2035	1,242,175
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
1,000,000	6.00	05/01/2035	1,029,050
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,785,000	7.13	11/01/2016	3,468,690
Tampa Palms Open Space and Transportation Community Development District Revenue Special Assessment for Capital Improvement Area 7 Project Series 2004 (MBIA) (AAA/Aaa)
250,000	4.00	05/01/2013	261,063
1,400,000	4.50	05/01/2018	1,504,202

			14,124,060

Georgia — 2.3%
Augusta Georgia Water & Sewer RB Series 2004 (FSA) (AAA/Aaa)
7,000,000	5.25	10/01/2039	7,555,240
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (A-/A3)
325,000	5.50	01/01/2034	341,802
Colquitt County GO Bonds for School District Sales Tax Series 2004 (AA+)
1,000,000	2.25	04/01/2009	961,300

			8,858,342

Hawaii — 1.1%
Hawaii State Airport Systems RB Series 2000 B (AMT) (FGIC) (AAA/Aaa)
3,500,000	6.63	07/01/2017	4,061,925

Illinois — 7.2%
Chicago Illinois GO Bonds and Refunding Project Series 2000 C (FGIC) (AAA/Aaa)
1,000,000	5.50	01/01/2019	1,110,770
Chicago Illinois Ohare International Airport RB for General Airport 3rd Lien Series 2003 A-1 (XLCA) (AAA/Aaa)
490,000	5.25	01/01/2034	517,817

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Chicago Illinois Tax Increment for Near South Redevelopment Project Series 2001 A (ACA) (A)
$ 750,000	5.00%	11/15/2011	$793,215
1,250,000	6.25	11/15/2013	1,406,075
Chicago Illinois Tax Increment Junior Lien for Central Loop Redevelopment Project Series 2000 A (ACA) (A)
2,000,000	6.50	12/01/2008	2,211,580
Chicago Midway Airport RB Series 1996 A (MBIA) (AAA/Aaa)(d)
2,500,000	5.50	01/01/2007	2,670,175
Illinois Development Finance Authority PCRB for Amerencips Series 2000 A (BBB+/A2)(b)
2,300,000	5.50	02/28/2014	2,399,728
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (Baa2)
2,000,000	6.25	05/01/2030	2,106,280
1,500,000	6.25	05/01/2034	1,534,080
Illinois State GO First Series 2001 (MBIA) (AAA/Aaa)
5,000,000	5.25	04/01/2010	5,531,500
Illinois State GO First Series 2002 (MBIA) (AAA/Aaa)
3,000,000	5.38	07/01/2019	3,323,010
Lake County Community Consolidated School District No. 041 GO Bonds Series 1999 A (FSA) (AAA/Aaa)
2,725,000	9.00	11/01/2016	4,001,390

			27,605,620

Indiana — 0.2%
Indianapolis Airport Authority RB for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.10	01/15/2017	686,822

Iowa — 0.3%
Tobacco Settlement Authority RB for Iowa Asset Backed Bonds Series 2001 B (BBB/Baa3)
1,400,000	5.60	06/01/2035	1,254,148

Kansas — 0.3%
Wichita Hospital RB for Refunding and Improvement Facilities Series 2001 III (A+)
1,000,000	5.50	11/15/2025	1,056,240

Kentucky — 1.9%
Kentucky Economic Development Finance Authority RB for Norton Healthcare Inc. Series 2000 C (MBIA) (AAA/Aaa)(e)
3,250,000	0.00/6.00	10/01/2018	3,562,877
Nelson County Industrial Building RB for Mabex Universal Corp. ProjectSeries 1995 (AMT) (LOC-LaSalle Bank N.A.) (A1)
500,000	6.50	04/01/2005	502,630

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Kentucky — (continued)
Russell Kentucky RB for Bon Secours Health Systems Series 2000 (ETM) (AAA/A3)
$3,000,000	5.85%	11/15/2005	$ 3,089,220

			7,154,727

Louisiana — 0.8%
Louisiana State Offshore Terminal Authority Deepwater Port RB for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.25	09/01/2015	1,072,710
500,000	5.25	09/01/2016	533,390
New Orleans Levee District Public Improvement RB Series 1995 (FSA) (AAA/Aaa)
1,430,000	5.95	11/01/2015	1,514,356

			3,120,456

Maryland — 1.5%
Anne Arundel County Special Obligation RB for Aundel Mills Project Series 2004 (AA+/Aa1)
1,500,000	5.13	07/01/2029	1,598,475
Frederick County Special Tax for Lake Linganore Village Community Development Series 2001 A (Radian) (AA)
500,000	5.60	07/01/2020	555,165
1,000,000	5.70	07/01/2029	1,096,540
Maryland State Department of Transportation RB Series 2004 PA 1259 (RITES)(a)
575,000	12.65	05/01/2014	841,995
Maryland State Health & Higher Educational Facilities Authority RB for Medstar Health Series 2004 (BBB/Baa1)
500,000	5.38	08/15/2024	523,335
750,000	5.50	08/15/2033	788,018
Maryland State Health and Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2001 (Baa1)
500,000	5.50	06/01/2032	523,030

			5,926,558

Massachusetts — 1.8%
Massachusetts State GO Bonds Series 1996 D (AMBAC) (AAA/Aaa)
3,000,000	4.50	11/01/2015	3,048,150
Massachusetts State Health and Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aaa)
3,750,000	5.25	07/01/2012	4,021,275

			7,069,425

Michigan — 2.3%
Michigan State Hospital Finance Authority RB for Ascension Health Credit Series 1999 A (MBIA) (AAA/Aaa)(d)
2,000,000	6.13	11/15/2009	2,304,440
Michigan State Hospital Finance Authority RB for Ascension Health Sub Credit Series 2005 A (AA-/Aa3)
5,000,000	5.00	05/01/2012	5,435,950

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Michigan — (continued)
Pontiac Tax Increment Finance Authority RB for Tax Increment Development Area No. 3 Series 2002 (ACA) (A)
$1,000,000	5.38%	06/01/2017	$ 1,065,870

			8,806,260

Mississippi— 0.5%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources Inc. Project Series 1998 (BBB-/Ba1)
1,950,000	5.88	04/01/2022	1,961,564

Missouri— 3.4%
Cameron IDA Health Facilities RB Insured by Cameron Community Hospital Series 2000 (ACA) (A)
1,800,000	6.25	12/01/2021	1,961,100
Metropolitan St. Louis Sewer District RB for Wastewater System Revenue Series 2004 A (MBIA) (AAA/Aaa)
5,000,000	5.00	05/01/2034	5,248,750
Missouri State Environmental Improvement & Energy Resource Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
515,000	4.00	01/02/2012	521,824
Missouri State Health and Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aaa)
1,000,000	5.50	12/01/2015	1,121,830
Truman State University Housing System Revenue RB Series 2004 (AMBAC) (Aaa)
3,840,000	5.00	06/01/2030	4,009,843

			12,863,347

Montana— 0.3%
Forsyth Montana PCRB Refunding Portland General Series 1998 A-RMKT 5/1/03 (BBB+/Baa2)
1,000,000	5.20	05/01/2009	1,061,120

Nevada— 2.2%
Clark County Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa2)(b)
765,000	5.45	03/01/2013	820,692
Las Vegas New Convention and Visitors Authority RB Series 1999 (AMBAC) (AAA/Aaa)
2,500,000	6.00	07/01/2014	2,845,125
Nevada Department of Business and Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (AAA/Aaa)
2,500,000	5.63	01/01/2032	2,798,475
Washoe County GO Bonds for Reno Sparks Convention Series 2000 A (FSA) (AAA/Aaa)(d)
1,585,000	6.38	01/01/2010	1,839,313

			8,303,605

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Hampshire— 0.6%
New Hampshire Health & Educational Facilities Authority RB for Southern New Hampshire Medical Center Series 2004 A (Radian) (AA)
$100,000	5.00%	10/01/2013	$ 108,320
200,000	5.00	10/01/2015	215,886
100,000	5.00	10/01/2018	105,400
New Hampshire Health and Educational Facilities Authority RB for Healthcare Systems Covenant Health Series 2002 (A-)
500,000	6.00	07/01/2022	540,350
New Hampshire Higher Educational and Health Facilities Authority RB for Frisbie Memorial Hospital Series 1993 (Baa1)
1,250,000	6.13	10/01/2013	1,268,100

			2,238,056

New Jersey— 4.7%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian) (AA/Aa3)
1,085,000	5.50	06/15/2016	1,205,164
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BBB-/Baa3)
500,000	6.50	07/01/2021	538,495
New Jersey State Educational Facilities Authority RB for Fairleigh Dickinson University Series 2002 D (ACA) (A)
625,000	5.25	07/01/2032	641,200
New Jersey State Transportation Trust Fund Authority RB for Transportation System Series 2003 C (A+/A1)(d)
3,000,000	5.50	06/15/2013	3,478,980
Tobacco Settlement Financing Corp. RB for New Jersey Asset Backed Bonds Series 2002 (BBB/Baa3)
1,000,000	5.75	06/01/2032	969,190
2,370,000	6.00	06/01/2037	2,253,467
3,655,000	6.13	06/01/2042	3,483,069
Tobaco Settlement Financing Corp. RB Series 2003 (BBB/Baa3)
300,000	6.75	06/01/2039	304,932
University of Medicine & Dentistry of New Jersey COPS Series 2004 (MBIA) (AAA/Aaa)
5,000,000	5.00	06/15/2036	5,235,850

			18,110,347

New Mexico— 1.8%
Farmington PCRB for Southern California Edison Co. Series 1993 A (MBIA) (AAA/Aaa)
3,000,000	5.88	06/01/2023	3,042,870
Farmington PCRB Public Service Co. New Mexico Series 1997 D (BBB/Baa2)
3,530,000	6.38	04/01/2022	3,837,287

			6,880,157

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — 4.2%
Metropolitan Transportation Authority RB Series 2002 PA 1027 (RITES) (AMBAC)(a)
$ 1,000,000	9.60%	11/15/2015	$1,275,160
New York City GO Bonds Prerefunded Series 1996 G (A/A2)(d)
3,295,000	5.75	02/01/2006	3,457,806
New York City GO Bonds Unrefunded Balance Series 1996 G (A/A2)
605,000	5.75	02/01/2014	632,679
New York City IDA Civic Facility RB for Polytechnic University Project Series 2000 (BB+/Ba3)
1,250,000	6.00	11/01/2020	1,221,825
New York City Transitional Finance Authority RB Series 2002 R PA 1043 (RITES) (AAA)(a)
1,000,000	8.56	11/01/2026	1,238,380
New York State Dormitory Authority RB for Montefiore Hospital Series 2004 (FGIC, FHA) (AAA/Aaa)
3,500,000	5.00	08/01/2029	3,688,615
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AAA/Aaa)
1,500,000	5.50	11/01/2014	1,744,455
Tobacco Settlement Financing Corp. RB for New York Asset Backed Bonds Series 2003 A-1 (AA-)
2,600,000	5.50	06/01/2019	2,897,154

			16,156,074

North Carolina — 2.9%
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2002 A (AA+/Aa1)
2,000,000	5.13	07/01/2042	2,085,380
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 C (BBB/Baa2)
500,000	5.38	01/01/2016	536,740
850,000	5.38	01/01/2017	913,639
North Carolina Eastern Municipal Power Agency Power System RB Series 2003 D (BBB/Baa2)
600,000	5.13	01/01/2023	619,866
North Carolina Medical Care Community Hospital RB for Northeast Medical Center Project Series 2000 (AMBAC) (AAA/Aaa)
3,000,000	5.50	11/01/2025	3,293,100
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (BBB+/A3)
450,000	5.50	01/01/2013	496,017
Winston-Salem North Carolina Water & Sewer Systems RB Series 2005 (AAA/Aa2)
3,025,000	5.00	06/01/2033	3,184,418

			11,129,160

Ohio — 0.2%
Cleveland Cuyahoga County Port Authority RB for Rock and Roll Hall of Fame Series 1997 (ETM)
600,000	5.45	12/01/2005	615,888

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Oklahoma — 1.4%
Oklahoma Agricultural & Mechanical Colleges RB for Oklahoma State University Athletic Facilities Series 2004 (AMBAC) (AAA/Aaa)
$5,000,000	5.00%	08/01/2034	$ 5,254,550

Oregon — 1.5%
Klamath Falls Intermediate Community Hospital Authority RB for Merle West Medical Center Project Series 2002 (BBB)
2,000,000	6.13	09/01/2022	2,130,880
Portland Oregon Urban Renewal & Redevelopment Tax Allocation for Interstate Corridor Series 2004 A (FGIC) (Aaa)
2,040,000	5.00	06/15/2023	2,202,649
1,190,000	5.00	06/15/2025	1,274,455

			5,607,984

Pennsylvania — 3.5%
Luzerne County IDA Water Facility RB Series 2003 (AMT) (AMBAC) (AAA/Aaa)(b)
10,000,000	3.60	12/01/2009	10,092,500
Montgomery County Higher Education & Health Authority RB for Catholic Health Systems East Series 2004 C (A/A2)
150,000	5.38	11/15/2034	155,946
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB/A3)
2,000,000	6.25	11/01/2031	2,105,500
Pennsylvania State Higher Educational Facilties Authority RB for Philadelphia University Series 2004 A (BBB/Baa2)
400,000	5.25	06/01/2032	404,676
Pennsylvania State Higher Educational Facilties Authority RB for Widener University Series 2003 (BBB+)
575,000	5.40	07/15/2036	602,381
St. Mary Hospital Authority RB for Catholic Health East Series 2004 B (A/A2)
225,000	5.38	11/15/2034	235,706

			13,596,709

Puerto Rico — 1.0%
Puerto Rico Commonwealth Highway and Transportation Authority RB Series 1996 Y (XLCA) (AAA/Aaa)
2,500,000	5.00	07/01/2036	2,661,075
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriations Series 2004 A (AMBAC) (LOC — Governement Development Bank for Puerto Rico) (AAA/Aaa)(b)
1,000,000	5.25	02/01/2012	1,113,640

			3,774,715

South Carolina — 2.4%
Grand Strand Water & Sewer Authority South Carolina Waterworks & Sewer Systems RB Series 2001 (FSA) (AAA/Aaa)
5,000,000	5.00	06/01/2031	5,195,400

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
South Carolina — (continued)
Medical University Hospital Authority RB for Hospital Facilities Series 2004 A (MBIA, FHA) (AAA/Aaa)
$4,000,000	5.00%	08/15/2031	$ 4,131,640

			9,327,040

Tennessee — 3.1%
Elizabethton Health and Educational Board RB First Mortgage Series 2000 B (MBIA) (AAA/Aaa)
2,000,000	6.25	07/01/2015	2,416,100
Hallsdale Powell Utility District RB for Knox County Water & Sewer Improvement Series 2004 B (FGIC) (AAA/Aaa)
1,260,000	5.00	04/01/2034	1,312,164
Johnson City Health and Educational Facilities Board Hospital for Mountain States Health RB First Mortgage Series 2000 A (MBIA) (AAA/Aaa)
3,000,000	6.25	07/01/2016	3,659,730
McMinnville Housing Authority RB First Mortgage for Beersheba Heights Tower Series 1997 (A2)
760,000	6.00	10/01/2009	802,477
Shelby County Health Educational & Housing Facilities Board RB PA 1277 A (RITES) (AA)(a)(b)
810,000	12.75	10/01/2008	1,005,356
Shelby County Health Educational & Housing Facilities Board RB PA 1277 B (RITES) (AA)(a)
120,000	12.75	09/01/2008	150,830
Sullivan County Health Educational and Housing Facilities Board RB for Wellmont Health Systems Project Series 2002 (BBB+)
300,000	5.25	09/01/2005	304,038
Tennessee Housing Development Agency RB for Homeownership Program 1 Series 2000 (AMT) (AA/Aa2)
2,130,000	5.85	07/01/2011	2,286,363

			11,937,058

Texas — 6.6%
Brazos River Authority PCRB for Texas Utility Co. Series 1999 A (AMT) (BBB/Baa2)
700,000	7.70	04/01/2033	827,883
Brazos River Authority PCRB for TXU Electric Co. Project Series 1999 C (AMT) (BBB/Baa2)
1,200,000	7.70	03/01/2032	1,419,228
Brazos River Authority PCRB for TXU Electric Co. Project Series 2001 C (AMT) (BBB/Baa2)(b)
790,000	5.75	11/01/2011	854,172
Brazos River Authority RB for Reliant Energy Inc. Project Series 1999 A (BBB-/Ba2)
1,250,000	5.38	04/01/2019	1,293,450
Fort Bend County Municipal Utilities District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aaa)
2,015,000	5.75	09/01/2027	2,304,334

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Gregg County Health Facilities Development Corp. RB for Good Shepherd Medical Center Project Series 2000 (Radian) (AA)
$3,000,000	6.38%	10/01/2025	$ 3,422,430
Gulf Coast Waste Disposal Authority Texwaste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa3)
1,000,000	6.65	04/01/2032	1,091,640
Harris County Hospital District RB (MBIA) (AAA/Aaa)
2,050,000	6.00	02/15/2016	2,338,947
Hidalgo County Health Services RB for Mission Hospital Inc. Project Series 2005 (BBB/Baa2)
700,000	5.00	08/15/2019	708,106
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B1)
1,300,000	6.63	01/01/2011	1,311,492
Northside Independent School District GO Bonds Series 2004 (PSF-GTD) (AAA/Aaa)
8,045,000	5.00	02/15/2035	8,346,768
Waxahachie Independent School District GO Bonds Capital Appreciating Prerefunded Series 2000 (PSF-GTD) (Aaa)(d)(f)
1,775,000	0.00	08/15/2010	1,231,956
Waxahachie Independent School District GO Bonds Capital Appreciating Unrefunded Balance Series 2000 (PSF-GTD) (Aaa)(f)
80,000	0.00	08/15/2013	57,153

			25,207,559

U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
500,000	5.00	10/01/2014	539,715
500,000	5.25	10/01/2016	541,725

			1,081,440

Utah — 2.0%
Tooele County Hazardous Waste Treatment RB for Union Pacific Project Series 1992 A (AMT) (BBB/Baa2)
2,000,000	5.70	11/01/2026	2,084,440
Utah State GO Bonds Series 2002 B (AAA/Aaa)
5,000,000	5.38	07/01/2010	5,610,150

			7,694,590

Vermont — 0.5%
Vermont State Student Assistance Corp. Education Loan RB for Finance Program Series 1993 D (AMT) (FSA) (AAA/Aaa)
2,000,000	9.50	12/15/2005	2,105,640

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Virginia — 1.0%
Chesapeake IDA PCRB for Virginia Project Series 1985 (BBB+/A3)
$750,000	5.25%	02/01/2008	$ 772,365
Fairfax County Economic Development Authority RB for Residential Recovery Refunding Series 1998 A (AMT) (AMBAC) (AAA/Aaa)
2,890,000	5.85	02/01/2006	2,992,046

			3,764,411

Washington — 4.6%
Chelan County Public Utilities District No. 001 RB for Chelan Hydro Project Series 1997 D (AMT) (MBIA) (AAA/Aaa)
2,500,000	6.35	07/01/2028	2,711,075
King County Sewer RB Series 1999-2 (FGIC) (AAA/Aaa)(d)
3,965,000	6.25	01/01/2009	4,524,461
Tacoma Washington GO Bonds Series 2004 (MBIA) (AAA/Aaa)
4,000,000	5.00	12/01/2030	4,186,320
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA) (A)
3,025,000	6.00	01/01/2034	3,244,736
Washington Housing Finance Commission RB for Single Family Program Series 2000 5-NR (FNMA, FHLMC, GNMA) (Aaa)
345,000	5.70	06/01/2016	357,779
Washington Public Power Supply System RB for Nuclear Project No. 2 Series 1996 A (AMBAC) (AAA/Aaa)
2,500,000	5.70	07/01/2011	2,654,850

			17,679,221

Wisconsin — 1.9%
Badger Tobacco Asset Securitization Corp. RB Asset Backed Bonds Series 2002 (BBB/Baa3)
1,000,000	6.38	06/01/2032	989,060
Wisconsin State GO Bonds Series 1999 C (AA-/Aa3)(d)
5,380,000	6.25	05/01/2010	6,264,956

			7,254,016

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 362,576,372

Other Municipals(b)(c) — 1.8%
Charter Mac Equity Issuer Trust RB Series 2003 A Multifamily Tax-Exempt (AMT)
$2,000,000	3.25%	05/15/2005	$2,001,060
GMAC Municipal Mortgage Trust Series A (A3)
525,000	4.15	10/31/2009	520,512
GMAC Municipal Mortgage Trust Series A-1 (A3)
375,000	4.90	10/31/2014	374,396
GMAC Municipal Mortgage Trust Series A-2 (A3)
1,350,000	5.30	10/31/2019	1,355,373
GMAC Municipal Mortgage Trust Series B (Baa1)
1,350,000	5.60	10/31/2019	1,359,315

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals — (continued)
Municipal Mortgage & Equity LLC RB for 1999 A Tax- Exempt MF Hsg. Certificates Series 1999
$1,000,000	4.95%	08/15/2005	$ 1,010,390

TOTAL OTHER MUNICIPALS			$6,621,046

Short Term Investments(g) — 6.6%
Massachusetts — 0.1%
Massachusetts State Health and Educational Facilities Authority RB VRDN for Berkley College Music Series 2003 F (AMBAC) (AAA/Aaa)
$510,000	1.73%	02/03/2005	$510,000

Michigan — 4.2%
Michigan State Hospital Finance Authority RB VRDN for Bon Secours Health Series 2002 B (FSA) (AAA/Aaa)
16,025,000	1.87	02/03/2005	16,025,000

North Carolina — 0.2%
North Carolina Medical Care Community Health Care Facilities RB VRDN for Wake Forest University Sub Series 2002 B (MBIA) (AAA/Aaa)
625,000	1.75	02/01/2005	625,000

Virginia — 0.3%
Henrico County Economic Development Authority RB VRDN for Bon Secours Health System Series 2002 B (MBIA) (AAA/Aaa)
1,175,000	1.87	02/03/2005	1,175,000

Wisconsin — 1.8%
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 A (MBIA) (AAA/Aaa)
4,025,000	1.86	02/02/2005	4,025,000
Wisconsin State Health and Educational Facilities Authority RB VRDN for Ministry Health Care Series 1999 B (MBIA) (AAA/Aaa)
3,000,000	1.86	02/02/2005	3,000,000

			7,025,000

TOTAL SHORT TERM INVESTMENTS			$ 25,360,000

TOTAL INVESTMENTS — 103.1%			$394,557,418

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)  Inverse variable rate security. Coupon rate disclosed is that which is in effect at
      January 31, 2005.

(b)  Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 7,646,746, which represents approximately 2.0% of net assets as of January 31, 2005.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

(e)	This security is issued with a zero coupon rate which increases to the stated rate at a set date in the future.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2005.

Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ACA	—	Insured by American Capital Access
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CRA	—	Community Reinvestment Act
ETM	—	Escrow to Maturity
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Insured by Federal Housing Administration
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Insured by Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
Radian	—	Insured by Radian Asset Assurance
RB	—	Revenue Bond
RITES	—	Residual Interest Tax Exempt Securities
VRDN	—	Variable Rate Demand Notes
XLCA	—	Insured by XL Capital Assurance

GOLDMAN SACHS MUNICIPAL INCOME FUND

Statement of Investments (continued)
January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At January 31, 2005, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	made by	received by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Loss

					3 month LIBOR
Interest Rate	Morgan Stanley Co.	$10,000	03/09/2015	4.91%	Floating	$(291,478)
					3 month LIBOR
Interest Rate	Salomon Smith Barney	5,000	02/22/2015	4.71%	Floating	(70,488)

Total						$(361,966)

LIBOR— London Inter-bank Offered Rate

TAX INFORMATION — At January 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$372,965,325

Gross unrealized gain	21,724,229
Gross unrealized loss	(132,136)

Net unrealized security gain	$21,592,093

GOLDMAN SACHS CORE FIXED INCOME FUND

     Statement of Investments

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date		Value
Corporate Bonds — 18.4%
Airlines — 0.0%
NWA Trust
$43,845	8.26%	03/10/2006		$40,831

Automotive — 1.7%
Daimler Chrysler NA
1,000,000	7.75	06/15/2005		1,017,448
Dana Corp.(a)
1,200,000	5.85	01/15/2015		1,173,978
Ford Motor Co.
5,250,000	6.63	10/01/2028		4,881,345
1,660,000	6.38	02/01/2029		1,496,146
Ford Motor Credit Co.
3,000,000	6.88	02/01/2006		3,077,476
1,500,000	6.50	01/25/2007		1,545,945
925,000	7.38	02/01/2011		990,128
1,950,000	7.00	10/01/2013		2,056,908
General Motors Acceptance Corp.
4,675,000	6.75	01/15/2006		4,781,393
2,600,000	6.75	12/01/2014		2,549,977

				23,570,744

Banks — 3.6%
ANZ Capital Trust I(a)
3,500,000	5.36	12/15/2013	(b)	3,598,220
Associates Corp. NA
2,000,000	8.55	07/15/2009		2,345,640
Astoria Financial Corp.
4,600,000	5.75	10/15/2012		4,844,456
Bank of America Corp.
2,000,000	7.88	05/16/2005		2,028,792
Citicorp
2,000,000	7.25	10/15/2011		2,318,964
Development Bank of Singapore Ltd.(a)(c)
4,750,000	5.00	11/15/2019		4,755,472
Fleet Boston Financial Corp.
1,000,000	6.50	03/15/2008		1,075,800
450,000	7.38	12/01/2009		511,080
Greenpoint Financial Corp.
2,750,000	3.20	06/06/2008		2,680,260
HBOS Capital Funding LP(a)(c)
6,975,000	6.07	06/30/2014	(b)	7,571,286
MIZUHO Financial Group (Cayman)(a)
3,000,000	5.79	04/15/2014		3,179,628
National Australia Bank Ltd.
2,000,000	8.60	05/19/2010		2,394,327
Popular North America, Inc.
4,500,000	6.13	10/15/2006		4,677,660
Royal Bank of Scotland Group PLC
3,000,000	8.82	03/31/2005	(b)	3,027,441
Sovereign Bancorp, Inc.(c)
700,000	2.71	08/25/2006		699,948
Sovereign Bank
1,000,000	4.00	02/01/2008		999,967
1,100,000	5.13	03/15/2013		1,110,343
2,550,000	4.38	08/01/2013		2,548,136

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Union Planters Bank
$75,000	5.13	06/15/2007	77,272
Union Planters Corp.
150,000	7.75	03/01/2011	176,540
Wells Fargo Bank NA
1,000,000	6.45	02/01/2011	1,111,978

			51,733,210

Brokerage — 0.1%
Merrill Lynch & Co., Inc.
1,000,000	6.00	02/17/2009	1,069,445

Chemicals — 0.3%
Lubrizol Corp.
2,300,000	4.63	10/01/2009	2,305,120
1,000,000	5.50	10/01/2014	1,026,298
875,000	7.25	06/15/2025	1,003,642

			4,335,060

Diversified Manufacturing — 0.4%
Tyco International Group SA
1,000,000	6.38	02/15/2006	1,026,320
2,000,000	5.80	08/01/2006	2,063,379
1,500,000	6.75	02/15/2011	1,676,460
925,000	6.38	10/15/2011	1,024,215

			5,790,374

Electric — 1.6%
Calenergy, Inc.
1,250,000	7.23	09/15/2005	1,280,020
1,500,000	7.63	10/15/2007	1,623,919
Centerpoint Energy, Inc.
550,000	7.25	09/01/2010	612,216
FirstEnergy Corp.
4,050,000	7.38	11/15/2031	4,709,348
Nisource Finance Corp.(c)
5,000,000	2.92	11/23/2009	4,998,805
Southern California Edison Co.
750,000	6.38	01/15/2006	770,454
TXU Corp.(a)
4,025,000	4.80	11/15/2009	4,008,413
1,750,000	5.55	11/15/2014	1,748,007
3,025,000	6.50	11/15/2024	3,085,966

			22,837,148

Entertainment — 0.2%
Time Warner Entertainment Co. LP
2,175,000	8.38	03/15/2023	2,780,864

Environmental — 0.2%
Waste Management, Inc.
2,000,000	7.38	08/01/2010	2,281,771

Food & Beverage — 0.2%
Tyson Foods, Inc.
350,000	7.25	10/01/2006	369,443
1,750,000	8.25	10/01/2011	2,076,322

			2,445,765

1

GOLDMAN SACHS CORE FIXED INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Gaming — 0.6%
Harrahs Operating Co., Inc.
$2,475,000	5.50%		07/01/2010	$2,556,934
1,650,000	5.38		12/15/2013	1,667,643
MGM Mirage, Inc.
850,000	8.50		09/15/2010	962,625
Park Place Entertainment Corp.
950,000	8.50		11/15/2006	1,021,250
1,745,000	7.50		09/01/2009	1,941,313

				8,149,765

Health Care — 0.2%
HCA, Inc.
3,250,000	6.95		05/01/2012	3,422,224

Integrated — 0.2%
Amerada Hess Corp.
2,575,000	7.13		03/15/2033	2,946,668
Life Insurance — 0.4%
Assurant, Inc.
2,250,000	6.75		02/15/2034	2,535,074
Hartford Life, Inc.
200,000	7.10		06/15/2007	213,569
Principal Financial Group Australia(a)
2,750,000	8.20		08/15/2009	3,155,727
Reinsurance Group of America, Inc.
550,000	6.75		12/15/2011	599,412

				6,503,782

Media-Cable — 1.3%
Comcast Cable Communications
550,000	8.38		05/01/2007	603,520
Comcast Cable Communications Holdings, Inc.
2,300,000	8.38		03/15/2013	2,840,615
2,400,000	9.46		11/15/2022	3,382,361
Comcast Cable Communications, Inc.
2,250,000	6.38		01/30/2006	2,313,732
Cox Communications, Inc.
825,000	7.75		08/15/2006	873,745
2,100,000	4.63	(a)	01/15/2010	2,092,182
Cox Enterprises, Inc.(a)
2,825,000	4.38		05/01/2008	2,816,449
Lenfest Communications, Inc.
2,000,000	8.38		11/01/2005	2,071,456
Rogers Cable, Inc.
1,575,000	5.50		03/15/2014	1,480,500

				18,474,560

Media-Non Cable — 0.5%
Clear Channel Communications, Inc.
5,800,000	8.00		11/01/2008	6,495,652
R. R. Donnelley & Sons Co.
1,000,000	6.70		07/05/2005	1,012,918

				7,508,570

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Non Captive — 0.5%
American General Finance Corp.
$2,000,000	6.10	05/22/2006	2,065,806
250,000	5.75	03/15/2007	259,782
200,000	2.75	06/15/2008	191,889
Citigroup, Inc.
2,125,000	5.00	09/15/2014	2,153,743
HSBC Finance Corp.
2,000,000	4.13	11/16/2009	1,984,239

			6,655,459

Paper — 0.1%
Weyerhaeuser Co.
1,150,000	6.00	08/01/2006	1,191,477

Pipelines — 0.6%
CenterPoint Energy Resources Corp.
100,000	7.88	04/01/2013	119,329
6,250,000	5.95	01/15/2014	6,672,169
Panhandle Eastern Pipeline
1,350,000	4.80	08/15/2008	1,364,947

			8,156,445

Property/Casualty Insurance — 2.2%
ACE INA Holdings, Inc.
350,000	8.30	08/15/2006	372,719
Ace Ltd.
6,575,000	6.00	04/01/2007	6,838,518
Arch Capital Group Ltd.
3,200,000	7.35	05/01/2034	3,491,628
CNA Financial Corp.
500,000	6.50	04/15/2005	503,221
1,375,000	6.75	11/15/2006	1,430,385
98,000	6.60	12/15/2008	105,020
500,000	5.85	12/15/2014	500,631
Endurance Specialty Holdings
2,425,000	7.00	07/15/2034	2,603,604
Hartford Financial Services Group, Inc.
2,000,000	7.90	06/15/2010	2,315,191
Liberty Mutual Group(a)
1,550,000	5.75	03/15/2014	1,532,597
525,000	7.00	03/15/2034	542,258
QBE Insurance Group Ltd.(a)(c)
3,400,000	5.65	07/01/2023	3,358,007
SAFECO Corp.
5,000,000	6.88	07/15/2007	5,323,740
Zurich Capital Trust I(a)
2,500,000	8.38	06/01/2037	2,801,525

			31,719,044

Railroads — 0.1%
CSX Corp.
2,000,000	6.40	06/15/2009	2,164,242

REITs — 0.6%
EOP Operating LP
1,500,000	7.75	11/15/2007	1,645,002

2

GOLDMAN SACHS CORE FIXED INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
REITs — (continued)
iStar Financial, Inc.
$3,275,000	5.70%	03/01/2014	$3,355,300
Liberty Property LP
1,100,000	7.25	03/15/2011	1,246,472
Simon Property Group LP
200,000	7.38	01/20/2006	207,339
1,500,000	6.38	11/15/2007	1,593,180
750,000	7.00	06/15/2008	809,519

			8,856,812

Tobacco — 0.3%
Altria Group, Inc.
1,500,000	7.00	07/15/2005	1,524,061
Philip Morris Companies., Inc.
2,550,000	6.95	06/01/2006	2,641,969

			4,166,030

Wireless Telecommunications — 1.1%
America Movil SA de CV
5,050,000	4.13	03/01/2009	4,991,521
AT&T Wireless Services, Inc.
1,000,000	7.50	05/01/2007	1,079,073
1,750,000	7.88	03/01/2011	2,050,120
INTELSAT
3,850,000	5.25	11/01/2008	3,623,813
SBC Communications, Inc.
3,600,000	4.13	09/15/2009	3,571,158

			15,315,685

Wirelines Telecommunications — 1.4%
Deutsche Telekom International Finance BV(c)
600,000	8.25	06/15/2005	611,019
4,450,000	8.75	06/15/2030	6,027,593
Qwest Capital Funding, Inc.
1,250,000	7.75	08/15/2006	1,278,125
500,000	7.90	08/15/2010	491,250
Sprint Capital Corp.
800,000	6.00	01/15/2007	829,852
2,000,000	6.13	11/15/2008	2,133,574
575,000	6.88	11/15/2028	640,240
Telecom Italia Capital(a)
4,725,000	4.95	09/30/2014	4,677,567
Telefonica Europe BV
1,000,000	7.35	09/15/2005	1,025,239
TPSA Finance BV(a)
2,200,000	7.75	12/10/2008	2,418,764

			20,133,223

TOTAL CORPORATE BONDS			$262,249,198

Emerging Market Debt — 0.5%
Pemex Finance Ltd.
$500,000	8.02%	05/15/2007	$520,556
700,000	9.15	11/15/2018	853,994
State of Qatar
2,180,000	9.75	06/15/2030	3,259,100

Principal	Interest	Maturity
Amount	Rate	Date	Value
Emerging Market Debt — (continued)
United Mexican States
976,000	8.30	08/15/2031	$1,183,888
512,000	7.50	04/08/2033	572,928

TOTAL EMERGIN MARKET DEBT			$6,390,466

Mortgage-Backed Obligations — 23.8%
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)(c) — 0.3%
$4,240,110	6.50%	12/01/2029	$4,444,500

Adjustable Rate Federal National Mortgage Association (FNMA)(c) — 0.1%
149,864	4.49	03/01/2033	151,645
1,307,533	7.04	08/01/2015	1,523,299

			1,674,944

Adjustable Rate Non-Agency(c) — 8.9%
Bank of America Mortgage Securities, Inc. Series 2002-H, Class 1A2
1,000,607	5.02	08/25/2032	1,010,918
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
812,070	4.14	08/25/2033	803,860
Countrywide Home Loans Series 2003-37, Class 1A1
457,335	3.98	08/25/2033	450,881
Countrywide Home Loans Series 2005-7, Class 3A2
14,000,000	1.40	03/25/2035	14,140,000
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
488,598	5.10	03/25/2033	493,579
CS First Boston Mortgage Securities Corp. Series 2004-AR1, Class 6A1
2,725,139	2.96	02/25/2034	2,729,445
Master Adjustable Rate Mortgage Trust Series 2004-9, Class 2A1
4,381,440	2.91	11/25/2034	4,388,282
MLCC Mortgage Investors, Inc. Series 2003-A, Class 2A2
2,136,082	2.36	03/25/2028	2,147,772
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
20,207,122	2.45	11/25/2029	20,172,089
MLCC Mortgage Investors, Inc. Series 2004-G, Class A2
7,950,308	3.07	01/25/2030	7,970,661
Sequoia Mortgage Trust Series 2003-4, Class 1A2
12,388,759	3.23	07/20/2033	12,428,484
Sequoia Mortgage Trust Series 2004-11, Class A2
11,359,761	2.87	12/20/2034	11,336,378
Sequoia Mortgage Trust Series 2004-12, Class A3
14,584,718	3.07	09/20/2034	14,584,718
Sequoia Mortgage Trust Series 2004-08, Class A2
6,526,824	2.35	09/20/2034	6,521,938
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
9,824,842	4.52	12/25/2033	9,863,257
Structured Asset Securities Corp. Series 2003-40A, Class 3A1
8,129,587	4.62	01/25/2034	8,172,527

3

GOLDMAN SACHS CORE FIXED INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency — (continued)
Washington Mutual Series 2002-AR19, Class A7
$1,732,550	4.68%	02/25/2033	$1,743,114
Washington Mutual Series 2005-AR1, Class A2A1
8,000,000	2.82	01/25/2045	7,997,254

			126,955,157

Collaterized Mortgage Obligations (CMOs) — 3.2%
Interest Only (d) — 0.3%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2(a)
7,355,745	5.50	04/25/2033	606,574
Countrywide Home Loan Series 2003-42, Class 2X1(c)
5,146,621	0.39	10/25/2033	32,093
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(c)
6,001,668	0.98	11/25/2032	22,412
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
1,160,980	5.50	04/25/2033	83,068
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
1,090,599	5.75	05/25/2033	69,144
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
901,223	5.50	06/25/2033	59,752
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(c)
6,562,492	0.78	07/25/2033	81,141
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(c)
6,740,343	0.60	08/25/2033	58,915
FHLMC Series 2542, Class NU
782,388	5.50	05/15/2022	109,445
FNMA Series 1992-24, Class N
1,166	7.89	03/25/2007	7,956
FNMA Series 1993-11, Class M
93,875	7.50	02/25/2008	3,962
FNMA Series 2003-36, Class IO
5,542,473	5.50	12/25/2031	609,345
FNMA Series 2003-46, Class PI
10,790,810	5.50	11/25/2027	1,129,311
GNMA REMIC Trust Series 2002-79, Class IP
143,798	6.00	06/20/2028	4,551
Washington Mutual Series 2003-AR04, Class X1(c)
8,342,225	1.18	01/25/2008	161,177
Washington Mutual Series 2003-AR05, Class X1(c)
23,029,648	0.76	02/25/2008	275,695
Washington Mutual Series 2003-AR06, Class X2
17,383,787	0.37	05/25/2008	82,225
Washington Mutual Series 2003-AR07, Class X(c)
27,602,492	0.95	06/25/2008	276,853
Washington Mutual Series 2003-AR12, Class X(c)
19,623,230	0.51	02/25/2034	119,109

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collaterized Mortgage Obligations — (continued)
Interest Only(d) — (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, ClassAI0(c)
17,843,856	0.78%	06/25/2033	229,115

			4,021,843

Inverse Floaters(c) — 0.4%
FHLMC Series 1544, Class M
132,805	14.59	07/15/2008	145,793
FNMA Series 1993-072, Class SA
58,649	16.36	05/25/2008	65,631
FNMA Series 1993-093, Class SA
95,266	18.13	05/25/2008	108,422
FNMA Series 1993-095, Class SE
73,835	19.44	06/25/2008	86,184
FNMA Series 1993-135, Class S
108,070	12.07	07/25/2008	117,697
FNMA Series 1993-175, Class SA
582,610	13.02	09/25/2008	639,488
GNMA Series 2001-48, Class SA
362,753	18.43	10/16/2031	438,568
GNMA Series 2001-51, Class SA
699,611	21.75	10/16/2031	874,953
GNMA Series 2001-51, Class SB
723,012	18.43	10/16/2031	848,552
GNMA Series 2001-59, Class SA
125,437	18.27	11/16/2024	151,142
GNMA Series 2002-11, Class SA
377,175	25.99	02/16/2032	507,245
GNMA Series 2002-13, Class SB
876,666	25.99	02/16/2032	1,180,898
Morgan Stanley Mortgage Trust Series 40, Class 16
856,828	10.11	01/20/2022	869,508

			6,034,081

Planned Amortization Class (PAC) CMOs — 1.2%
FNMA REMIC Trust Series 1993-078, Class H
1,380,282	6.50	06/25/2008	1,422,664
FNMA Series 1993-201, Class K
4,174,540	6.50	01/25/2023	4,194,831
FNMA Series 1999-1, Class PG
7,992,505	6.50	04/25/2028	8,104,921
FNMA Series 1999-51, Class LG
1,428,931	6.50	12/25/2028	1,437,806
FNMA Series 2001-57, Class PC
1,559,301	6.50	09/25/2030	1,562,918
GNMA Series 2002-1, Class PB
213,158	6.00	02/20/2029	213,029
GNMA Series 2002-3, Class LE
368,482	6.50	08/20/2030	368,652

			17,304,821

4

GOLDMAN SACHS CORE FIXED INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Planned Amortization Class — (continued)
Regular Floater CMOs(c) — 0.2%
FHLMC Series 1537, Class F(c)
$742,903	3.12%	06/15/2008	$744,074
FNMA REMIC Trust Series 1993-175, Class FA
1,258,436	3.54	09/25/2008	1,252,385
FNMA REMIC Trust Series 1993-M1, Class A
19,880	6.00	04/25/2020	19,846

			2,016,305

Sequential Fixed Rate CMOs — 1.1%
Bank of America Mortgage Securities, Inc. Series 2002-9, Class 3A1
164,205	6.00	10/25/2017	164,722
FHLMC Series 2367, Class BC
2,694,584	6.00	04/15/2016	2,728,870
FNMA Series 2001-M2, Class C
5,796,444	6.30	09/25/2015	6,306,116
FNMA Series 2002-63, Class KB
2,491,043	4.75	02/25/2014	2,498,682
Residential Accredit Loans, Inc. Series 2001-QS4, Class A4
3,996,595	7.00	04/25/2031	3,988,758

			15,687,148

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS (CMOS)			$45,064,198

Commercial Mortgage-Backed Securities (CMBS) — 2.1%
Interest Only(d) — 0.2%
Bear Stearns Commercial Mortgage Securities Inc. Series 2001-TOP2, Class X2(a)(c)
38,000,000	1.14	02/15/2035	1,370,709
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
29,838,133	1.68	11/15/2036	1,781,954

			3,152,663

Sequential Fixed Rate CMBS — 1.9%
Asset Securitization Corp. Series 1997-D4, Class A1D
852,305	7.49	04/14/2029	906,555
Commercial Mortgage Acceptance Corp. Series 1997-ML1, Class A3
2,800,000	6.57	12/15/2030	2,940,426
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
10,000,000	6.55	01/17/2035	10,627,059
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A3
3,683,447	7.38	04/18/2029	3,910,057
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
2,856,730	6.39	02/15/2030	3,015,180

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate CMBS — (continued)
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
4,500,000	7.56%	11/15/2031	5,019,634

			26,418,911

TOTAL CMBS			$29,571,574

Federal Home Loan Mortgage Corp. (FHLMC) — 6.6%
52,443	5.50	07/01/2013	54,213
367,939	5.50	12/01/2013	380,353
4,579,536	6.50	12/01/2013	4,829,616
124,307	5.50	02/01/2014	128,274
48,069	5.50	06/01/2014	49,603
116,625	5.50	09/01/2014	120,346
7,588	7.00	10/01/2014	8,034
3,011,743	6.00	12/01/2014	3,119,985
70,330	7.00	05/01/2015	74,464
208,887	8.00	07/01/2015	221,354
21,633	7.00	02/01/2016	22,881
100,169	7.00	03/01/2016	105,941
1,472,535	7.50	05/01/2016	1,559,063
6,534	7.00	10/01/2017	6,961
135,531	7.00	06/01/2026	143,663
111,120	7.50	03/01/2027	118,939
37,106	6.50	06/01/2029	38,884
100,205	7.50	12/01/2030	107,077
76,486	7.50	01/01/2031	81,731
9,700,000	6.50	12/01/2031	10,169,464
151,600	6.50	03/01/2032	158,648
33,629	6.50	04/01/2032	35,192
296,418	6.50	07/01/2032	310,199
21,100,000	6.50	12/01/2032	22,114,613
1,571,676	6.50	04/01/2033	1,644,746
629,805	6.50	06/01/2033	658,744
2,590,348	6.50	08/01/2033	2,710,778
690,228	6.50	10/01/2033	721,943
1,697,543	6.50	11/01/2033	1,775,544
25,219,236	6.50	12/01/2033	26,378,043
876,672	6.50	01/01/2034	916,954
686,854	6.50	03/01/2034	718,415
38,750	6.50	06/01/2034	40,524
12,962,714	6.50	08/01/2034	13,556,168

			93,081,357

Federal National Mortgage Association (FNMA) — 2.6%
5,010,948	6.39	08/01/2013	5,364,073
444,499	8.50	10/01/2015	472,666
26,365	7.00	01/01/2016	27,885
183,207	6.00	08/01/2018	190,008
2,889,944	6.46	12/01/2028	3,338,145
27,238	7.50	03/01/2029	29,092

5

GOLDMAN SACHS CORE FIXED INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$74,545	7.50%	08/01/2029	$79,629
10,104	7.50	09/01/2029	10,793
4,550	7.50	11/01/2029	4,861
2,715,372	6.50	12/01/2029	2,844,105
202,449	7.50	12/01/2030	216,222
68,852	6.50	12/01/2030	71,993
191,350	8.00	01/01/2031	205,797
137,538	8.00	02/01/2031	148,134
1,989,250	7.00	03/01/2031	2,107,988
16,371,204	6.50	12/01/2031	17,128,638
20,325	6.50	02/01/2032	21,275
944,154	6.50	08/01/2032	987,836
25,902	6.50	09/01/2033	27,060
4,000,000	5.50	TBA-15yr(d)	4,117,500

			37,393,700

Government National Mortgage Association (GNMA) — 0.0%
101,749	6.50	01/15/2028	107,104
57,656	6.50	02/15/2028	60,691
42,290	6.50	03/15/2028	44,516

			212,311

TOTAL MORTGAGE-BACKED OBLIGATIONS			$338,397,741

Agency Debentures — 8.3%
Federal Home Loan Bank
$3,500,000	5.74%	02/25/2005	$3,507,045
2,000,000	2.38	02/15/2006	1,983,500
15,000,000	2.50	04/11/2006	14,859,432
10,000,000	2.75	05/15/2006	9,931,875
15,000,000	2.88	05/23/2006	14,911,475
5,000,000	5.38	05/15/2009	5,267,325
Federal Home Loan Mortgage Corp.
28,000,000	7.00	03/15/2010	31,808,577
2,000,000	6.88	09/15/2010	2,275,743
Federal National Mortgage Association
2,500,000	3.88	03/15/2005	2,503,520
100,000	6.00	12/15/2005	102,503
4,800,000	2.10	04/19/2006	4,733,352
10,000,000	3.01	06/02/2006	9,952,970
12,800,000	7.25	01/15/2010	14,626,538
Small Business Administration
1,242,679	6.30	06/01/2018	1,315,601

TOTAL AGENCY DEBENTURES			$117,779,456

Asset-Backed Securities — 12.6%
Home Equity — 11.9%
Aames Mortgage Trust Series 2000-2, Class A6F
$782,090	7.18%	11/25/2028	$808,140

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Amortizing Residential Collateral Trust Series 2002-BC1M, Class A(c)
2,715,987	2.81	01/01/2032	2,713,441
Amortizing Residential Collateral Trust Series 2002-BC3M, Class A(c)
512,502	2.80	06/25/2032	513,056
AQ Finance NIM Trust Series 2003-N6(a)(c)
594,656	2.72	05/25/2010	594,656
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
126,910	6.47	12/25/2013	128,129
Countrywide Asset-Backed Certificates Series 2004-BC5, Class A2(c)
15,000,000	2.80	10/25/2034	15,015,300
Countrywide Home Equity Loan Trust Series 2002-E, Class A(c)
7,637,904	2.74	10/15/2028	7,653,417
Countrywide Home Equity Loan Trust Series 2003-A, Class A(c)
22,659,390	2.83	03/15/2029	22,720,901
Countrywide Home Equity Loan Trust Series 2003-D, Class A(c)
12,383,524	2.74	06/15/2029	12,386,725
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(c)
11,202,338	2.70	12/15/2029	11,229,935
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A(c)
23,000,000	2.68	02/15/2030	23,025,162
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2(c)
13,000,000	2.81	01/25/2035	13,008,125
HFC Home Equity Loan Asset Backed Certificates Series 2002-2, Class A(c)
3,329,079	2.80	04/20/2032	3,335,431
HFC Home Equity Loan Asset Backed Certificates Series 2002-3, Class A(c)
3,550,936	2.95	07/20/2032	3,558,821
Household Home Equity Loan Trust Series 2003-1, Class A(c)
4,806,785	2.85	10/20/2032	4,810,920
Impac CMB Trust Series 2004-8, Class 1A(c)
8,093,375	2.89	10/25/2034	8,101,792
Impac CMB Trust Series 2004-10, Class 2A(c)
14,766,379	2.85	03/25/2035	14,779,964
Indy Mac Home Equity Loan Asset-Backed Trust Series 2002-B, Class AV(c)
625,320	2.98	10/25/2033	625,711
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2(c)
7,351,546	2.87	12/25/2034	7,357,287
Residential Asset Securities Corp. Series 2004-KS1, Class A2B2(c)
15,850,000	2.81	02/25/2034	15,849,320

6

GOLDMAN SACHS CORE FIXED INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

	Principal	Interest		Maturity
	Amount	Rate		Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Saxon Asset Securities Trust Series 2003-1, Class AV2(c)
	$468,591	2.85%		06/25/2033	$469,030

					168,685,263

Manufactured Housing — 0.2%
Mid-State Trust Series 4, Class A
	2,874,786	8.33		04/01/2030	3,158,903

Utilities — 0.5%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
	6,150,000	7.03		03/15/2012	6,856,635

TOTAL ASSET-BACKED SECURITIES					$178,700,801

U.S. Treasury Obligations — 20.1%
Federal Republic of Germany
EUR	34,000,000	4.75%		07/04/2034	$49,698,251
United States Treasury Bonds
	7,000,000	8.88		02/15/2019	10,212,371
	2,200,000	8.50		02/15/2020	3,154,932
	1,900,000	7.13		02/15/2023	2,478,930
	4,550,000	6.88	(e)	08/15/2025	5,881,694
United States Treasury Interest-Only Stripped Securities(f)
	28,000,000	0.00		02/15/2012	21,099,681
	17,750,000	0.00		05/15/2012	13,216,827
	20,000,000	0.00		05/15/2017	11,498,199
	11,600,000	0.00		05/15/2023	4,810,752
United States Treasury Note
	30,000,000	3.63		07/15/2009	29,969,401
United States Treasury Notes
	150,000	7.00		07/15/2006	158,195
	1,600,000	2.88		11/30/2006	1,589,712
	18,400,000	3.13		01/31/2007	18,346,824
	1,000,000	6.63		05/15/2007	1,072,340
	22,300,000	2.75		08/15/2007	21,974,420
	2,500,000	6.13		08/15/2007	2,666,993
United States Treasury Principal-Only Stripped Securities(g)
	43,700,000	0.00		05/15/2017	25,221,892
	560,000	0.00		05/15/2018	306,359
	7,000,000	0.00		08/15/2020	3,383,030
	16,800,000	0.00		08/15/2021	7,682,472
	85,800,000	0.00		11/15/2021	38,737,840
	4,900,000	0.00	(e)	02/15/2025	1,877,876
	6,800,000	0.00		08/15/2025	2,543,540
	22,000,000	0.00		11/15/2026	7,759,180
	2,250,000	0.00		08/15/2027	765,270

TOTAL U.S. TREASURY OBLIGATIONS					$286,106,981

TOAL INVESTMENTS BEFORE PURCHASE AGREEMENT — 83.7%					$1,189,624,643

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(h) — 14.5%
Joint Repurchase Agreement Account II
$206,400,000	2.52%	02/01/2005	$206,400,000
Maturity Value: $206,414,425

TOTAL REPURCHASE AGREEMENT			$206,400,000

TOTAL INVESTMENTS — 98.2%			$1,396,024,643

(a)  Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 56,869,939, which represents approximately 4.0% of net assets as of January 31, 2005.

(b)  Perpetual Maturity. Maturity date presented represents the next call date.

(c)  Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2005.

(d)  TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

(e)  A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(f)  Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(g)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)  Joint repurchase agreement was entered into on January 31, 2005.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Currency Description	As a % of net assets
= Euro Currency	3.5
= United States Dollar	30.9

Investment Abbreviations:
PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

7

GOLDMAN SACHS CORE FIXED INCOME FUND

     Statement of Investments (continued)
     January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2005, the Government Income Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $206,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,550,000,000	2.51%	02/01/2005	$1,550,108,070

Barclays Capital PLC	1,250,000,000	2.53	02/01/2005	1,250,087,847

Bear Stearns & Co.	200,000,000	2.51	02/01/2005	200,013,944

Deutsche Bank Securities, Inc.	490,000,000	2.51	02/01/2005	490,034,164

Greenwich Capital Markets	400,000,000	2.52	02/01/2005	400,028,000

J.P. Morgan Chase & Co.	440,000,000	2.51	02/01/2005	440,030,678

Morgan Stanley & Co.	890,000,000	2.52	02/01/2005	890,062,300

UBS LLC	487,800,000	2.51	02/01/2005	487,834,011

Westdeutsche Landesbank AG	600,000,000	2.51	02/01/2005	600,041,833

TOTAL	$6,307,800,000			$6,308,240,847

At January 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 04/01/2008 to 02/01/2017; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/26/2005 to 02/01/2035; Federal National Mortgage Association, 2.25% to 9.00%, due 03/15/2005 to 02/01/2035 and Government National Mortgage Association, 0.00% to 6.00%, due 09/15/2019 to 12/20/2034.

FUTURES CONTRACTS — At January 31, 2005, the following futures contacts were open as follows:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)

Eurodollars	636	March 2005	$154,261,800	$(250,195)
Eurodollars	244	June 2005	59,005,300	(273,330)
Eurodollars	195	September 2005	47,038,875	(173,064)
Eurodollars	243	December 2005	58,505,287	(6,418)
Eurodollars	(100)	March 2006	(24,042,500)	(6,821)
Eurodollars	113	June 2006	27,139,775	(16,617)
Eurodollars	79	September 2006	18,959,013	(15,159)
Eurodollars	(93)	December 2006	(22,301,400)	(1,625)
Eurodollars	50	March 2007	11,983,750	5,857
Eurodollars	40	June 2007	9,581,500	14,266
U.S. Treasury Bonds	193	March 2005	22,164,844	641,953
2 Year U.S. Treasury Notes	450	March 2005	94,078,125	(263,104)
5 Year U.S. Treasury Notes	97	March 2005	10,597,250	(9,365)
10 Year U.S. Treasury Notes	50	March 2005	5,613,281	(921)

			$472,584,900	$(354,543)

SWAP CONTRACTS — At January 31, 2005, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain/(Loss)

Interest Rate	Banc of America Securities LLC	$60,000	12/25/2006	3.43%	3 month LIBOR Floating	$(122,365)
Interest Rate	Banc of America Securities LLC	100,000	10/14/2008	3.51%	3 month LIBOR Floating	(472,815)
Interest Rate	Banc of America Securities LLC	20,000	11/12/2019	3 month LIBOR Floating	5.07%	(777,348)

Total						$(1,372,528)

LIBOR— London Interbank Offered Rate

8

GOLDMAN SACHS CORE FIXED INCOME FUND

     Statement of Investments (continued)
     January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY CONTRACTS — At January 31, 2005, the Fund had an outstanding forward foreign currency contract to sell foreign currency as follows:

	Value on		Unrealized
Open Forward Foreign Currency Sell Contract	Settlement Date	Current Value	Loss

Euro expiring 02/28/2005	$56,911,938	$56,933,487	$(21,549)

TAX INFORMATION — At January 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,377,649,801

Gross unrealized gain	22,052,976
Gross unrealized loss	(3,678,134)

Net unrealized security gain	$18,374,842

9

GOLDMAN SACHS ENHANCED INCOME FUND

     Statement of Investments

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 48.8%
Automotive — 0.2%
Ford Motor Credit Co.
$375,000	6.13%	01/09/2006	$381,877
700,000	6.88	02/01/2006	718,078

			1,099,955

Banks — 13.4%
Bank of America Corp.
9,500,000	6.38	05/15/2005	9,594,069
BB&T Corp.(a)
15,000,000	6.38	06/30/2005	15,205,680
Credit Suisse First Boston New York(b)
3,375,000	6.50	05/01/2008	3,621,196
Credit Suisse First Boston USA, Inc.
2,975,000	4.13	01/15/2010	2,950,719
FleetBoston Financial Corp.
8,000,000	7.25	09/15/2005	8,201,968
Golden West Financial Corp.
3,200,000	5.50	08/08/2006	3,298,662
Nordea Bank Finland PLC
2,500,000	6.50	01/15/2006	2,574,101
Santander Financial Issuances
2,565,000	7.25	05/30/2006	2,684,337
Wachovia Corp.
6,250,000	6.88	09/15/2005	6,388,556
3,009,000	7.50	07/15/2006	3,176,937
Washington Mutual, Inc.
4,118,000	7.50	08/15/2006	4,357,479
Wells Fargo & Co.
3,800,000	7.25	08/24/2005	3,884,451
3,325,000	6.75	10/01/2006	3,506,003

			69,444,158

Brokerage — 1.4%
Lehman Brothers, Inc.
2,100,000	7.63	06/01/2006	2,212,848
Morgan Stanley
5,000,000	4.00	01/15/2010	4,933,423

			7,146,271

Electric — 1.5%
Singapore Power Ltd.
1,500,000	7.25	04/28/2005	1,514,836
Singapore Power Ltd.(b)
6,500,000	3.80	10/22/2008	6,433,050

			7,947,886

Food & Beverage — 2.5%
Nabisco, Inc.
11,500,000	6.85	06/15/2005	11,652,593
Sara Lee Corp.
1,500,000	6.40	06/09/2005	1,515,675

			13,168,268

Life Insurance — 10.0%
Equitable Life Assurance Society(b)
7,080,000	6.95	12/01/2005	7,279,507

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Life Insurance — (continued)
ING Security Life Institutional Funding(b)
3,600,000	4.25	01/15/2010	3,598,524
Jackson National Life Insurance Co.(b)
2,000,000	5.25	03/15/2007	2,069,534
Lincoln National Corp.
3,750,000	7.25	05/15/2005	3,798,859
Metropolitan Life Insurance Co.(b)
16,290,000	7.00	11/01/2005	16,728,005
Monumental Global Funding II(b)
5,000,000	6.05	01/19/2006	5,130,250
Monumental Global Funding III(b)
4,390,000	5.20	01/30/2007	4,518,004
Prudential Insurance Co.(b)
8,450,000	6.38	07/23/2006	8,784,113

			51,906,796

Noncaptive-Consumer — 6.2%
American General Finance Corp.
17,500,000	4.50	11/15/2007	17,729,623
Countrywide Home Loans, Inc.(a)
5,500,000	2.89	06/02/2006	5,525,020
HSBC Finance Corp.
9,000,000	4.13	11/16/2009	8,929,075

			32,183,718

Property/Casualty Insurance — 3.2%
ACE INA Holdings, Inc.
2,000,000	8.30	08/15/2006	2,129,825
Ace Ltd.
6,487,000	6.00	04/01/2007	6,746,991
The Hartford Financial Services Group, Inc.
7,815,000	7.75	06/15/2005	7,944,408

			16,821,224

Tobacco — 0.4%
UST, Inc.
2,050,000	8.80	03/15/2005	2,064,502

Wireless Telecommunications — 4.1%
SBC Communications, Inc.
1,750,000	4.13	09/15/2009	1,735,980
Verizon Wireless Capital LLC
9,250,000	5.38	12/15/2006	9,540,057
Vodafone Group PLC
10,000,000	7.63	02/15/2005	10,016,530

			21,292,567

Wirelines Telecommunications — 5.9%
British Telecom PLC
13,000,000	7.88	12/15/2005	13,492,700
GTE California, Inc.
7,000,000	7.65	03/15/2007	7,507,642
Telefonica Europe BV
7,500,000	7.35	09/15/2005	7,689,292

GOLDMAN SACHS ENHANCED INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications — (continued)
Verizon Global Funding Corp.
$2,000,000	7.60%		03/15/2007	$2,138,819

				30,828,453

TOTAL CORPORATE BONDS				$253,903,798

Agency Debentures — 33.7%
Dexia Municipal Agency
5,000,000	5.13		09/11/2006	5,120,105
Federal Farm Credit Bank
4,500,000	5.40		05/10/2006	4,617,612
6,500,000	6.60		07/07/2006	6,800,476
Federal Home Loan Bank
15,000,000	1.72		01/23/2006	14,782,695
20,000,000	2.50		03/30/2006	19,821,304
18,000,000	2.30	(a)	08/30/2006	17,706,060
Federal Home Loan Mortgage Corp.
10,000,000	2.50		12/15/2005	9,942,885
10,628,000	0.00	(c)	01/15/2006	10,310,605
8,800,000	2.14		02/24/2006	8,700,287
5,000,000	2.27		04/28/2006	4,937,099
6,550,000	6.75		05/30/2006	6,836,470
11,725,000	2.50		08/24/2006	11,573,067
11,628,000	0.00	(c)	01/15/2007	10,856,064
Federal National Mortgage Association
5,245,000	5.13		02/14/2007	5,249,280
15,000,000	5.42		04/04/2007	15,073,683
Financing Corp. (FICO) Strip(c)
3,073,000	0.00		04/05/2006	2,958,494
Government Loan Trust(c)
7,644,000	0.00		04/01/2007	7,052,760
Inter-American Development Bank
9,000,000	3.53		05/25/2005	9,021,771
1,000,000	6.25		04/15/2006	1,036,101
Oesterreich Federal Financing Agency
3,000,000	7.38		05/11/2005	3,035,997

TOTAL AGENCY DEBENTURES				$175,432,815

Asset-Backed Securities — 15.0%
Auto — 12.7%
AESOP Funding II LLC Series 2003-3A, Class A1(b)
20,000,000	2.75		07/20/2007	19,842,200
AmeriCredit Automobile Receivables Trust Series 2002-B, Class A3
1,665,179	3.78		02/12/2007	1,665,467
BMW Vehicle Owner Trust Series 2002-A, Class A4
7,799,297	4.46		05/25/2007	7,842,335
Capital One Auto Finance Trust Series 2002-B, Class A3A
12,464,982	2.71		10/16/2006	12,455,755
Drive Auto Receivables Trust Series 2002-1, Class A3(b)
8,005,050	3.68		09/15/2006	8,020,059
Household Automotive Trust Series 2002-1, Class A3
7,548,579	3.75		09/18/2006	7,561,856

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Auto — (continued)
Long Beach Auto Receivables Trust Series 2001-B, ClassA3(b)
543,522	3.94	10/13/2006	543,522
Onyx Acceptance Auto Trust Series 2002-C, Class A3
240,459	3.29	09/15/2006	240,452
WFS Financial Owner Trust Series 2002-1, Class A3A
123,500	4.15	12/20/2006	123,773
WFS Financial Owner Trust Series 2002-2, Class A3
7,637,598	3.81	02/20/2007	7,648,798

			65,944,217

Equipment — 2.3%
Ikon Receivables LLC Series 2002-1, Class A3
784,970	3.90	10/15/2006	785,137
Ikon Receivables LLC Series 2003-1, Class A3B
11,329,576	2.33	12/17/2007	11,274,586

			12,059,723

TOTAL ASSET-BACKED SECURITIES			$78,003,940

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT— 97.5%			$507,340,553

Repurchase Agreement(d) — 2.4%

Joint Repurchase Agreement Account II
12,500,000	2.52	02/01/2005	12,500,000
Maturity Value: $12,500,874

TOTAL INVESTMENTS — 99.9%			$519,840,553

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2005.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 86,567,964, which represents approximately 16.6% of net assets as of January 31, 2005.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Joint repurchase agreement was entered into on January 31, 2005.

GOLDMAN SACHS ENHANCED INCOME FUND

     Statement of Investments

     January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2005, the Enhanced Income Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $12,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,550,000,000	2.51%	02/01/2005	$1,550,108,070

Barclays Capital PLC	1,250,000,000	2.53	02/01/2005	1,250,087,847

Bear Stearns & Co.	200,000,000	2.51	02/01/2005	200,013,944

Deutsche Bank	490,000,000	2.51	02/01/2005	490,034,164

Greenwich Capital Markets	400,000,000	2.52	02/01/2005	400,028,000

J.P. Morgan Chase & Co.	440,000,000	2.51	02/01/2005	440,030,678

Morgan Stanley & Co.	890,000,000	2.52	02/01/2005	890,062,300

UBS LLC	487,800,000	2.51	02/01/2005	487,834,011

Westdeutsche Landesbank AG	600,000,000	2.51	02/01/2005	600,041,833

TOTAL	$6,307,800,000			$6,308,240,847

At January 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 04/01/2008 to 02/01/2017; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/26/2005 to 02/01/2035; Federal National Mortgage Association, 2.25% to 9.00%, due 03/15/2005 to 02/01/2035 and Government National Mortgage Association, 0.00% to 6.00%, due 09/15/2019 to 12/20/2034.

FUTURES CONTRACTS — At January 31, 2005, the following futures contacts were open as follows:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)

Eurodollars	311	March 2005	$75,433,050	$(262,656)
Eurodollars	222	June 2005	53,685,150	(193,180)
Eurodollars	43	September 2005	10,372,675	(1,894)
Eurodollars	55	December 2005	13,241,937	2,047
Eurodollars	(8)	September 2006	(1,919,900)	3,375
Eurodollars	(55)	December 2006	(13,189,000)	4,667
2 Year U.S. Treasury Notes	(516)	March 2005	(107,876,250)	296,868
5 Year U.S. Treasury Notes	(589)	March 2005	(64,348,250)	95,745

			$(34,600,588)	$(55,028)

TAX INFORMATION — At January 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$519,460,205

Gross unrealized gain	2,759,903
Gross unrealized loss	(2,379,555)

Net unrealized security gain	$380,348

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

     Statement of Investments

     January 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — 89.3%
Aerospace/Defense(a) — 0.4%
Bombardier Capital, Inc.
USD	450,000	6.13%	06/29/2006	$447,750

Automotive — 7.3%
DaimlerChrysler NA Holding Corp.
	230,000	2.94	09/10/2007(b)	230,698
	400,000	6.50	11/15/2013	435,626
Dana Corp.(a)
	725,000	5.85	01/15/2015	709,278
Ford Motor Co.
	425,000	6.63	10/01/2028	395,157
	150,000	6.38	02/01/2029	135,194
	450,000	7.45	07/16/2031	448,498
Ford Motor Credit Co.
	350,000	7.60	08/01/2005	356,682
	1,075,000	6.88	02/01/2006	1,102,762
	1,000,000	6.38	11/05/2008	1,030,200
	1,350,000	5.70	01/15/2010	1,347,588
	400,000	7.38	02/01/2011	428,163
	850,000	7.00	10/01/2013	896,601
General Motors Acceptance Corp.
	750,000	6.75	01/15/2006	767,068
	450,000	6.88	09/15/2011	452,157

				8,735,672

Banks — 18.0%
ANZ Capital Trust I(a)(c)
	275,000	4.48	01/15/2010	274,849
	675,000	5.36	12/15/2013	693,943
Astoria Financial Corp.
	125,000	5.75	10/15/2012	131,643
Banca Popolare di Bergamo Capital Trust
EUR	475,000	8.36	12/29/2049(c)	763,121
Bank of America Corp.
USD	937,000	7.80	02/15/2010	1,088,840
	250,000	7.40	01/15/2011	289,736
Bank One Corp.
	250,000	6.38	01/30/2009	269,801
Bank United Corp.
	200,000	8.88	05/01/2007	220,022
Chase Manhattan Corp.
	500,000	6.50	01/15/2009	543,827
Citicorp
	200,000	7.25	10/15/2011	231,896
Credit Suisse First Boston London(a)(b)
	215,000	7.90	05/01/2007(c)	232,569
Credit Suisse First Boston New York(a)
	500,000	6.50	05/01/2008	536,473
Credit Suisse First Boston USA, Inc.
	500,000	4.70	06/01/2009	509,431
	250,000	4.13	01/15/2010	247,960
Danske Bank A/S(a)(b)
	300,000	7.40	06/15/2010	323,400

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Development Bank of Singapore Ltd.(a)(b)
	900,000	5.00		11/15/2019	901,037
Fleet Boston Financial Corp.
	260,000	6.50		03/15/2008	279,708
	500,000	7.38		12/01/2009	567,867
ForeningSparbanken AB (Swedbank)(a)(b)
	500,000	7.50		11/01/2006(c)	530,463
Greenpoint Bank
	100,000	9.25		10/01/2010	123,067
Greenpoint Financial Corp.
	550,000	3.20		06/06/2008	536,052
HBOS Capital Funding LP(a)(b)
	650,000	6.07		06/30/2014(c)	705,568
HSBC Capital Funding LP(a)(b)
	875,000	4.61		06/27/2013(c)	854,129
HSBC USA, Inc.
	250,000	6.63		03/01/2009	271,521
J.P. Morgan Chase & Co.
USD	425,000	6.38		04/01/2008	455,005
	400,000	6.63		03/15/2012	449,934
Lehman Brothers Holdings, Inc.
	850,000	4.25		01/27/2010	848,157
MIZUHO Financial Group (Cayman)(a)
	925,000	5.79		04/15/2014	980,385
Morgan Stanley
	1,100,000	4.00		01/15/2010	1,085,353
PNC Funding Corp.
	125,000	6.88		07/15/2007	134,143
	400,000	6.13		02/15/2009	428,358
Popular N.A. Capital Trust I
	300,000	6.56		09/15/2034	321,591
Popular North America, Inc.
	156,000	6.13		10/15/2006	162,159
	370,000	4.25		04/01/2008	372,379
	150,000	3.88		10/01/2008	148,665
Royal Bank of Scotland Group PLC(c)
	250,000	7.38	(b)	03/31/2005	260,121
	400,000	9.12		04/01/2006	484,234
	450,000	8.82		03/31/2010	454,116
Royal Bank of Scotland Group PLC ADR
	200,000	7.82		11/29/2049	206,916
Sovereign Bank
	278,663	10.20	(a)	06/30/2005	282,799
	1,000,000	4.00		02/01/2008	999,967
	550,000	5.13		03/15/2013	555,172
	430,000	4.38	(b)	08/01/2013	429,686
Union Planters Corp.
	160,000	7.75		03/01/2011	188,309
Washington Mutual Bank FA
	50,000	6.88		06/15/2011	56,300
Washington Mutual, Inc.
	800,000	4.38		01/15/2008	808,540

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
175,000	4.00%	01/15/2009	$174,126

			21,413,338

Brokerage — 1.0%
Lehman Brothers Holdings, Inc.
508,000	7.88	08/15/2010	593,974
Morgan Stanley
550,000	5.30	03/01/2013	570,014

			1,163,988

Chemicals — 1.6%
Dow Chemical Co.
400,000	8.63	04/01/2006	421,573
Lubrizol Corp.
975,000	4.63	10/01/2009	977,171
75,000	5.50	10/01/2014	76,972
50,000	7.25	06/15/2025	57,351
Yara International Asa(a)
300,000	5.25	12/15/2014	303,807

			1,836,874

Consumer Cyclical Services — 0.2%
Cendant Corp.
250,000	6.25	01/15/2008	265,055

Diversified Manufacturing — 3.2%
Tyco International Group Participation Certificate(a)
2,350,000	4.44	06/15/2007	2,377,225
Tyco International Group SA
125,000	5.80	08/01/2006	128,961
650,000	6.38	10/15/2011	719,719
450,000	7.00	06/15/2028	534,245

			3,760,150

Electric — 4.9%
Calenergy, Inc.
125,000	7.23	09/15/2005	128,002
925,000	7.63	10/15/2007	1,001,417
280,000	7.52	09/15/2008	308,762
Centerpoint Energy, Inc.
100,000	5.88	06/01/2008	104,299
350,000	7.25	09/01/2010	389,592
FirstEnergy Corp.
175,000	5.50	11/15/2006	179,944
1,150,000	7.38	11/15/2031	1,337,222
MidAmerican Energy Holdings Co.
150,000	5.88	10/01/2012	158,948
Nisource Finance Corp.(b)
500,000	2.92	11/23/2009	499,880
Southern California Edison Co.
400,000	6.38	01/15/2006	410,909
TXU Corp.(a)
250,000	4.80	11/15/2009	248,970
300,000	5.55	11/15/2014	299,658
250,000	6.50	11/15/2024	255,039

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Electric — (continued)
Western Resources, Inc.
500,000	7.88	05/01/2007	540,323

			5,862,965

Entertainment — 2.9%
Time Warner Entertainment Co. LP
325,000	7.25	09/01/2008	357,668
1,275,000	8.38	03/15/2023	1,630,162
Viacom, Inc.
455,000	7.75	06/01/2005	461,716
950,000	6.40	01/30/2006	977,611

			3,427,157

Environmental — 0.7%
Waste Management, Inc.
775,000	7.38	08/01/2010	884,186

Food & Beverage — 1.4%
Cargill, Inc.(a)
300,000	3.63	03/04/2009	294,681
Nabisco, Inc.
325,000	7.05	07/15/2007	349,011
Tyson Foods, Inc.
620,000	7.25	10/01/2006	654,441
325,000	8.25	10/01/2011	385,603

			1,683,736

Food & Drug Retail — 0.2%
Kroger Co.
250,000	7.45	03/01/2008	274,259

Gaming — 1.3%
Harrahs Operating Co., Inc.
100,000	7.13	06/01/2007	106,405
950,000	7.50	01/15/2009	1,049,376
200,000	5.50	07/01/2010	206,621
125,000	5.38	12/15/2013	126,337

			1,488,739

Health Care — 0.4%
Anthem, Inc.
275,000	4.88	08/01/2005	276,610
HCA, Inc.
175,000	5.25	11/06/2008	175,009

			451,619

Integrated — 1.3%
Amerada Hess Corp.
500,000	5.90	08/15/2006	512,791
900,000	7.13	03/15/2033	1,029,903

			1,542,694

Life Insurance — 4.6%
Assurant, Inc.
300,000	6.75	02/15/2034	338,010
AXA Financial, Inc.
670,000	7.75	08/01/2010	771,402

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Life Insurance — (continued)
Hartford Financial Services Group, Inc.
1,025,000	2.38%		06/01/2006	$1,008,632
Hartford Life, Inc.
225,000	7.10		06/15/2007	240,266
ING Security Life Institutional Funding(a)
600,000	4.25		01/15/2010	599,754
John Hancock Financial Services, Inc.
250,000	5.63		12/01/2008	263,583
Principal Life Global Funding I(a)
100,000	3.63		04/30/2008	99,034
Prudential Financial, Inc.(b)
50,000	4.10		11/15/2006	50,424
Prudential Funding LLC(a)
475,000	6.60		05/15/2008	511,983
Prudential Insurance Co.(a)
200,000	7.65		07/01/2007	217,191
Reinsurance Group of America, Inc.
625,000	6.75		12/15/2011	681,150
Reliastar Financial Corp.
400,000	8.00		10/30/2006	429,594
200,000	6.50		11/15/2008	215,468

				5,426,491

Lodging — 0.6%
Hilton Hotels Corp.
150,000	7.63		05/15/2008	165,674
425,000	7.63		12/01/2012	498,584

				664,258

Media-Cable — 6.3%
Comcast Cable Communications Holdings, Inc.
575,000	6.88		06/15/2009	635,147
2,140,000	9.46		11/15/2022	3,015,938
Cox Communications, Inc.
100,000	7.75		08/15/2006	105,909
1,000,000	4.63	(a)	01/15/2010	996,277
150,000	6.95		01/15/2028	163,669
Cox Enterprises, Inc.(a)
2,250,000	4.38		05/01/2008	2,243,189
Lenfest Communications, Inc.
25,000	8.38		11/01/2005	25,893
Rogers Cablesystems, Inc.
250,000	10.00		03/15/2005	251,563
TCI Communications, Inc.
75,000	8.00		08/01/2005	76,729

				7,514,314

Media-Non Cable — 0.8%
Clear Channel Communications, Inc.
550,000	8.00		11/01/2008	615,967
News America, Inc.
250,000	7.13		04/08/2028	286,721

				902,688

Noncaptive - Financial — 5.1%
American General Finance Corp.

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Noncaptive - Financial — (continued)
517,000	4.50	11/15/2007	523,784
275,000	2.75	06/15/2008	263,848
250,000	8.45	10/15/2009	290,167
Capital One Bank
325,000	5.00	06/15/2009	333,342
Citigroup, Inc.
913,000	5.00	09/15/2014	925,349
Countrywide Home Loan, Inc.
800,000	5.63	05/15/2007	830,135
550,000	3.25	05/21/2008	536,364
Heller Financial, Inc.
800,000	7.38	11/01/2009	907,990
HSBC Finance Corp.
69,000	4.13	11/16/2009	68,456
PHH Corp.
1,350,000	6.00	03/01/2008	1,419,693

			6,099,128

Paper — 0.0%
Weyerhaeuser Co.
50,000	6.00	08/01/2006	51,803

Pipelines — 1.1%
CenterPoint Energy Resources Corp.
600,000	7.88	04/01/2013	715,976
400,000	5.95	01/15/2014	427,019
Panhandle Eastern Pipeline
150,000	4.80	08/15/2008	151,661

			1,294,656

Property/Casualty Insurance — 5.2%
Ace Capital Trust II
150,000	9.70	04/01/2030	201,179
ACE INA Holdings, Inc.
425,000	8.30	08/15/2006	452,588
100,000	5.88	06/15/2014	103,213
Ace Ltd.
375,000	6.00	04/01/2007	390,029
Arch Capital Group Ltd.
875,000	7.35	05/01/2034	954,742
Axis Capital Holdings Ltd.
300,000	5.75	12/01/2014	303,057
CNA Financial Corp.
250,000	6.50	04/15/2005	251,610
500,000	6.75	11/15/2006	520,140
350,000	6.60	12/15/2008	375,073
25,000	5.85	12/15/2014	25,032
125,000	6.95	01/15/2018	134,793
Endurance Specialty Holdings Ltd.
225,000	7.00	07/15/2034	241,572
Hartford Financial Services Group, Inc.
350,000	6.38	11/01/2008	375,660
Liberty Mutual Group(a)
500,000	7.00	03/15/2034	516,436
QBE Insurance Group Ltd.(a)(b)
1,000,000	5.65	07/01/2023	987,649

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
SAFECO Corp.
224,000	6.88%		07/15/2007	$238,504
Zurich Capital Trust I(a)
125,000	8.38		06/01/2037	140,076

				6,211,353

Railroads — 0.7%
CSX Corp.
200,000	7.45		05/01/2007	215,243
350,000	6.25		10/15/2008	374,262
200,000	5.50		08/01/2013	209,792

				799,297

REIT — 6.3%
Arden Reality LP
310,000	5.20		09/01/2011	313,838
Brandywine Operating Partnership LP
500,000	4.50		11/01/2009	495,795
EOP Operating LP
802,000	7.75		11/15/2007	879,528
ERP Operating LP
250,000	6.63		03/15/2012	278,316
First Industrial LP
275,000	5.25		06/15/2009	282,038
iStar Financial, Inc.
2,150,000	5.70		03/01/2014	2,202,716
Liberty Property LP
225,000	7.75		04/15/2009	250,093
Simon Property Group LP
200,000	6.88		10/27/2005	205,331
100,000	7.38		01/20/2006	103,669
25,000	7.13		09/20/2007	26,879
200,000	7.00		06/15/2008	215,872
1,000,000	7.13		02/09/2009	1,104,955
150,000	7.75		01/20/2011	175,043
Westfield Cap Corp. Ltd.(a)(b)
1,000,000	3.05		11/02/2007	1,001,178

				7,535,251

Telecommunications — 1.2%
Gte Corp.
1,260,000	7.51		04/01/2009	1,409,231

Tobacco — 1.5%
Altria Group, Inc.
250,000	7.00		11/04/2013	272,459
Imperial Tobacco Overseas BV
1,200,000	7.13		04/01/2009	1,319,592
UST, Inc.
200,000	8.80		03/15/2005	201,415

				1,793,466

Wireless Telecommunications — 2.7%
America Movil SA de CV
1,000,000	4.13	(a)	03/01/2009	988,420
400,000	5.50		03/01/2014	404,196

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Bonds — (continued)
Wireless Telecommunications — (continued)
Ameritech Capital Funding
	550,000	6.25		05/18/2009	$586,767
AT&T Wireless Services, Inc.
	200,000	7.50		05/01/2007	215,815
	150,000	8.75		03/01/2031	205,817
INTELSAT Ltd.
	350,000	5.25		11/01/2008	329,438
TeleCorp PCS, Inc.
	75,000	10.63		07/15/2010	81,450
Vodafone Group PLC
	325,000	7.88		02/15/2030	430,410

					3,242,313

Wirelines Telecommunications — 8.4%
Bellsouth Telecommunications, Inc.
	426,000	6.13		09/23/2008	451,312
British Telecommunications PLC
	400,000	8.88	(b)	12/15/2030	547,517
Deutsche Telekom International Finance BV
	275,000	8.25		06/15/2005	280,050
	960,000	8.75		06/15/2030	1,300,335
France Telecom SA
	200,000	7.95	(b)	03/01/2006	208,803
EUR	175,000	8.13		01/28/2033	338,846
SBC Communications, Inc.
USD	175,000	4.13		09/15/2009	173,598
Sprint Capital Corp.
	100,000	6.00		01/15/2007	103,731
	250,000	6.13		11/15/2008	266,697
	1,925,000	6.88		11/15/2028	2,143,411
Telecom Italia Capital(a)
	2,950,000	4.95		09/30/2014	2,920,386
Telefonica Europe BV
	145,000	7.35		09/15/2005	148,660
TPSA Finance BV(a)
	300,000	7.75		12/10/2008	329,831
Verizon Communications, Inc.
	600,000	6.36		04/15/2006	619,177
Verizon Global Funding Corp.
	100,000	7.60		03/15/2007	106,941
	100,000	4.38		06/01/2013	97,964

					10,037,259

TOTAL CORPORATE BONDS					$106,219,690

Emerging Markets Debt — 0.3%
Korea Development Bank
	150,000	5.75		09/10/2013	$159,169
State of Qatar
	110,000	9.75		06/15/2030	164,450
United Mexican States
	22,000	8.30		08/15/2031	26,686
	44,000	7.50		04/08/2033	49,236

TOTAL EMERGING MARKETS DEBT					$399,541

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT— 89.6%				$106,619,231
Repurchase Agreement(d) — 7.9%
Joint Repurchase Agreement Account II
USD	9,400,000	2.52%	02/01/2005	$9,400,000
Maturity Value: $9,400,657

TOTAL INVESTMENTS — 97.5%				$116,019,231

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 22,803,427, which represents approximately 19.0% of net assets as of January 31, 2005.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2005.

(c)	Perpetual Maturity. Maturity date presented represents the next call date.

(d)	Joint repurchase agreement was entered into on January 31, 2005.

Currency Description

EUR      = Euro Currency
USD      = United States Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

     Statement of Investments
     January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2005, the Investment Grade Credit Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $9,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,550,000,000	2.51%	02/01/2005	$1,550,108,070

Barclays Capital PLC	1,250,000,000	2.53	02/01/2005	1,250,087,847

Bear Stearns & Co.	200,000,000	2.51	02/01/2005	200,013,944

Deutsche Bank Securities, Inc.	490,000,000	2.51	02/01/2005	490,034,164

Greenwich Capital Markets	400,000,000	2.52	02/01/2005	400,028,000

J.P. Morgan Chase & Co.	440,000,000	2.51	02/01/2005	440,030,678

Morgan Stanley & Co.	890,000,000	2.52	02/01/2005	890,062,300

UBS LLC	487,800,000	2.51	02/01/2005	487,834,011

Westdeutsche Landesbank AG	600,000,000	2.51	02/01/2005	600,041,833

TOTAL	$6,307,800,000			$6,308,240,847

At January 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 04/01/2008 to 02/01/2017; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/26/2005 to 02/01/2035; Federal National Mortgage Association, 2.25% to 9.00%, due 03/15/2005 to 02/01/2035 and Government National Mortgage Association, 0.00% to 6.00%, due 09/15/2019 to 12/20/2034.

FUTURES CONTRACTS — At January 31, 2005, the following futures contacts were open as follows:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)

Eurodollars	6	March 2005	$1,455,300	$(1,462)
U.S. Treasury Bonds	87	March 2005	9,991,406	121,756
2 Year U.S. Treasury Notes	30	March 2005	6,271,875	(6,490)
5 Year U.S. Treasury Notes	(29)	March 2005	(3,168,250)	(1,065)
10 Year U.S. Treasury Notes	67	March 2005	7,521,797	39,234
10 Year German Federal Bonds	(4)	March 2005	(479,720)	(8,938)
10 Year Interest Rate Swap	(1)	March 2005	(111,531)	(2,409)

			$21,480,877	$140,626

FORWARD FOREIGN CURRENCY CONTRACTS — At January 31, 2005, the Fund had outstanding forward foreign currency contracts to sell foreign currency as follows:

	Value on		Unrealized
Open Forward Foreign Currency Sell Contract	Settlement Date	Current Value	Loss

Euro expiring 02/28/2005	$1,104,330	$1,106,009	$(1,679)

TAX INFORMATION — At January 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$115,196,343

Gross unrealized gain	1,239,974
Gross unrealized loss	(417,086)

Net unrealized security gain	$822,888

GOLDMAN SACHS U.S. MORTGAGES FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 91.7%
Adjustable Rate Federal National Mortgage Association (FNMA)(a) — 6.7%
$82,391	3.13%	07/01/2022	$83,306
77,361	3.21	07/01/2027	78,257
165,853	3.21	11/01/2027	167,775
45,515	3.21	01/01/2031	46,004
64,354	3.21	06/01/2032	65,004
75,803	3.13	08/01/2032	76,564
158,433	3.18	05/01/2033	159,950
6,885,093	4.49	05/01/2033	6,986,249
1,314,079	4.89	06/01/2033	1,344,362
1,578,028	4.38	12/01/2033	1,587,589
2,791,401	3.50	05/01/2034	2,724,102
2,752,758	4.55	08/01/2034	2,786,267
75,992	3.21	11/01/2035	76,735
321,760	3.21	12/01/2037	324,942
158,205	3.21	01/01/2038	159,778
155,011	3.21	11/01/2040	156,566

			16,823,450

Adjustable Rate Non-Agency(a) — 4.7%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
903,116	2.90	10/25/2034	905,085
Impac Secured Assets Corp. Series 2004-3, Class 1A4
1,377,395	2.93	11/25/2034	1,377,814
MLCC Mortgage Investors, Inc. Series 2004-G, Class A2
1,490,683	3.07	01/25/2030	1,494,499
Sequoia Mortgage Trust Series 2004-09, Class A2
2,876,608	2.53	10/20/2034	2,877,125
Sequoia Mortgage Trust Series 2004-11, Class A2
1,481,708	2.87	12/20/2034	1,478,658
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
2,639,883	4.79	06/25/2034	2,641,978
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
654,989	4.52	12/25/2033	657,550
Structured Asset Securities Corp. Series 2003-40A, Class 3A1
196,684	4.62	01/25/2034	197,722

			11,630,431

Collaterized Mortgage Obligations — 6.1%
Interest Only(b) — 0.2%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
595,208	5.50	06/25/2033	56,130
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
22,327	5.50	04/25/2033	1,597
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
23,204	5.75	05/25/2033	1,471
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
87,215	5.50	06/25/2033	5,782

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only — (continued)
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
$618,195	5.25%	07/25/2033	$69,986
FHLMC Series 2541, Class QI
139,704	6.00	01/15/2029	2,628
FHLMC Series 2575, Class IB
500,247	5.50	08/15/2030	54,243
FHLMC Series 2620, Class IO
840,816	5.50	08/15/2031	97,987
FNMA Series 2003-36, Class IO
815,070	5.50	12/25/2031	89,610
Master Adjustable Rate Mortgages Trust Series 2003-6, Class 1A1x(a)
2,110,236	1.90	12/25/2033	5,672
Washington Mutual Series 2003-AR04, Class X1(a)
641,710	1.18	01/25/2008	12,398
Washington Mutual Series 2003-AR12, Class X(a)
1,577,430	0.51	02/25/2034	9,575
Washington Mutual Series 2003-S3, Class 1A41
1,097,486	5.50	06/25/2033	86,018

			493,097

Planned Amortization Class (PAC) CMOs — 1.3%
FNMA Series 1994-42, Class K
3,000,000	6.50	04/25/2024	3,239,717

Sequential Fixed Rate CMOs — 4.6%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
326,570	6.50	03/25/2032	335,408
FHLMC Series 1703, Class GC
2,500,000	6.50	04/15/2009	2,628,203
FHLMC Series 1823, Class A
2,000,000	6.50	08/15/2023	2,055,100
FHLMC Series 2042, Class N
1,664,448	6.50	03/15/2028	1,686,873
FNMA REMIC Trust Series 1993-101, Class PJ
975,365	7.00	06/25/2008	1,006,032
FNMA REMIC Trust Series 2002-24, Class AE
1,618,733	6.00	04/25/2016	1,633,926
GNMA REMIC Trust Series 2002-40, Class ZE
2,150,138	6.50	12/20/2030	2,167,146

			11,512,688

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS			$15,245,502

Commercial Mortgage-Backed Securities (CMBS) — 74.2%
Federal Home Loan Mortgage Corp. (FHLMC) — 12.1%
902,151	6.50	12/01/2029	945,638
486,509	7.00	04/01/2031	514,180
5,344,426	7.00	09/01/2031	5,651,404
2,642,267	7.00	04/01/2032	2,790,421
5,185,130	7.00	05/01/2032	5,475,865
11,700,000	6.50	12/01/2032	12,262,605

1

GOLDMAN SACHS U.S. MORTGAGES FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Home Loan Mortgage Corp. (FHLMC) — (continued)
$1,485,275	6.00%	05/01/2033	$1,533,715
831,654	6.50	08/01/2033	870,319

			30,044,147

Federal National Mortgage Association (FNMA) — 61.7%
17,873	5.50	04/01/2016	18,440
15,720	5.50	08/01/2016	16,218
195,770	5.50	11/01/2016	201,978
162,961	5.50	12/01/2016	168,130
222,466	5.50	01/01/2017	229,521
13,242	6.00	02/01/2018	13,734
4,190,065	5.00	05/01/2018	4,262,538
154,070	6.00	05/01/2018	159,789
2,588,879	5.00	06/01/2018	2,633,657
834,080	6.00	11/01/2018	865,043
1,352,916	6.00	12/01/2018	1,403,138
1,132,283	6.00	01/01/2019	1,174,315
399,867	6.00	04/01/2019	414,814
79,509	6.00	05/01/2019	82,481
313,183	7.00	09/01/2021	333,283
1,025,710	7.00	06/01/2022	1,091,229
428,605	7.00	07/01/2022	455,983
1,900,765	6.50	12/01/2029	1,990,879
3,787,641	6.50	12/01/2031	3,962,881
833,256	6.50	01/01/2032	871,277
128,998	6.50	02/01/2032	134,884
719,275	6.50	03/01/2032	752,096
1,571,923	6.50	04/01/2032	1,643,650
1,009,289	6.50	06/01/2032	1,055,343
1,534,056	6.50	07/01/2032	1,605,031
5,032,548	6.50	08/01/2032	5,265,175
3,324,959	6.50	09/01/2032	3,476,677
11,742	6.50	10/01/2032	12,278
663,221	6.50	11/01/2032	693,484
400,468	6.00	01/01/2033	413,451
5,152,959	6.50	01/01/2033	5,391,367
22,911	6.00	02/01/2033	23,654
160,824	6.50	05/01/2033	168,265
225,267	6.00	06/01/2033	232,540
76,917	6.00	07/01/2033	79,401
204,921	6.00	09/01/2033	211,538
48,698	6.00	10/01/2033	50,271
8,919,156	5.50	02/01/2034	9,088,322
46,000	6.50	03/01/2034	48,099
339,568	5.50	07/01/2034	345,902
95,057	6.00	11/01/2034	98,167
2,901,419	6.00	12/01/2034	2,996,371
73,000,000	4.50	TBA-15yr(c)	72,863,125
26,000,000	5.50	TBA-15yr(c)	26,763,750

			153,762,169

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Home Loan Mortgage Corp. (FHLMC) — (continued)
Interest Only(a)(b)(d) — 0.4%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
$6,500,000	1.27%	03/13/2040	$343,841
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
6,500,000	1.13	01/15/2038	283,791
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
7,000,000	1.55	02/11/2036	437,315

			1,064,947

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)			$184,871,263

TOTAL MORTGAGE-BACKED OBLIGATIONS			$228,570,646

Asset-Backed Securities(a) — 13.6%
Home Equity — 13.6%
Countrywide Home Equity Loan Trust Series 2003-A, Class A
$3,776,565	2.83%	03/15/2029	$3,786,817
Countrywide Home Equity Loan Trust Series 2003-D, Class A
1,208,149	2.74	06/15/2029	1,208,461
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
1,493,645	2.70	12/15/2029	1,497,325
Countrywide Home Equity Loan Trust Series 2004-I, Class A
4,420,849	2.77	02/15/2034	4,432,591
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A
894,743	2.77	12/15/2033	895,302
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
1,862,690	2.76	02/15/2034	1,865,857
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
1,905,654	2.78	12/15/2033	1,911,609
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A
3,000,000	2.83	02/15/2030	3,000,000
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2
2,000,000	2.81	01/25/2035	2,001,250
Impac CMB Trust Series 2004-6, Class 1A2
2,692,949	2.92	10/25/2034	2,690,102
Impac CMB Trust Series 2004-8, Class 1A
1,428,243	2.89	10/25/2034	1,429,728
Merrill Lynch Mortgage Investors, Inc. Series 2004-WMC5, Class A2B2
2,000,000	2.88	07/25/2035	2,005,799

2

GOLDMAN SACHS U.S. MORTGAGES FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Park Place Securities, Inc. Series 2004-WHQ2, Class A3C
$3,000,000	2.82%	02/25/2035	$3,003,300
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2
967,309	2.87	12/25/2034	968,064
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII
1,598,168	2.77	03/25/2034	1,598,098
Residential Funding Mortgage Securities, Inc. Series 2004-HS2, Class AII
1,552,460	2.76	06/25/2029	1,552,393

			33,846,696

TOTAL ASSET-BACKED SECURITIES			$33,846,696

U.S. Treasury Obligations — 2.6%
United States Treasury Note
$4,000,000	3.63%	07/15/2009	$3,996,875
United States Treasury Principal-Only Stripped Securities(e)
200,000	0.00	05/15/2017	115,432
5,000,000	0.00	11/15/2021	2,257,450

TOTAL U.S. TREASURY OBLIGATIONS)			$6,369,757

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 107.9%			$268,787,099

Repurchase Agreement(f) — 23.5%
Joint Repurchase Agreement Account II
$58,500,000	2.52%	01/31/2005	$58,500,000
Maturity Value: $58,504,089

TOTAL INVESTMENTS — 131.4%			$327,287,099

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2005.
(b)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,064,947, which represents approximately 0.4% of net assets as of January 31, 2005.
(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Joint repurchase agreement was entered into on January 31, 2005.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REMIC	—	Real Estate Mortgage Investment Conduit

3

GOLDMAN SACHS U.S. MORTGAGES FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2005, the U.S. Mortgages Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $58,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,550,000,000	2.51%	02/01/2005	$1,550,108,070

Barclays Capital PLC	1,250,000,000	2.53	02/01/2005	1,250,087,847

Bear Stearns & Co.	200,000,000	2.51	02/01/2005	200,013,944

Deutsche Bank Securities, Inc.	490,000,000	2.51	02/01/2005	490,034,164

Greenwich Capital Markets	400,000,000	2.52	02/01/2005	400,028,000

J.P. Morgan Chase & Co.	440,000,000	2.51	02/01/2005	440,030,678

Morgan Stanley & Co.	890,000,000	2.52	02/01/2005	890,062,300

UBS LLC	487,800,000	2.51	02/01/2005	487,834,011

Westdeutsche Landesbank AG	600,000,000	2.51	02/01/2005	600,041,833

TOTAL	$6,307,800,000			$6,308,240,847

At January 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 04/01/2008 to 02/01/2017; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/26/2005 to 02/01/2035; Federal National Mortgage Association, 2.25% to 9.00%, due 03/15/2005 to 02/01/2035 and Government National Mortgage Association, 0.00% to 6.00%, due 09/15/2019 to 12/20/2034.

FUTURES CONTRACTS — At January 31, 2005, the following futures contacts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain (Loss)

Eurodollars	80	March 2005	$19,404,000	$(15,349)
U.S. Treasury Bonds	147	March 2005	16,882,031	416,688
2 Year U.S. Treasury Notes	33	March 2005	6,899,063	(22,296)
5 Year U.S. Treasury Notes	48	March 2005	5,244,000	6,991
10 Year U.S. Treasury Notes	69	March 2005	7,746,328	52,298

			$56,175,422	$438,332

SWAP CONTRACTS — At January 31, 2005, the Fund had outstanding swap contracts with the following terms:

Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Loss

Interest Rate	Banc of America Securities LLC	$5,000	11/12/2019	3 month LIBOR Floating	5.07%	(194,337)

LIBOR— London Interbank Offered Rate

TAX INFORMATION — At January 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$327,666,279

Gross unrealized gain	570,478
Gross unrealized loss	(949,658)

Net unrealized security loss	$(379,180)

4

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — 49.8%
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)(a) — 0.1%
$296,317	5.33	%(b)	05/01/2018	$298,267
286,430	5.60		10/01/2025	296,373

				594,640

Adjustable rate Federal National Mortgage Association (FNMA)(a) — 13.3%
2,811,335	4.03		04/01/2034	2,883,924
691,702	3.37		11/01/2017	704,932
897,665	4.80		02/01/2018	915,610
452,396	0.00		02/25/2018	408,202
573,034	6.78		02/25/2018	656,329
517,886	3.88		06/01/2018	529,689
823,686	3.88		03/01/2019	841,658
877,961	5.55		05/01/2020	913,097
810,230	4.28		12/01/2020	822,309
318,203	5.79		01/01/2023	327,860
17,538,344	3.71		08/01/2029	17,703,977
1,360,736	5.62		07/01/2032	1,374,639
892,622	5.78		07/01/2032	905,863
2,444,952	5.31		01/01/2033	2,507,767
4,132,747	5.22		02/01/2033	4,260,064
19,168,764	4.25		05/01/2033	19,439,269
2,879,992	3.96		08/01/2033	2,882,198
13,966,523	4.42		02/01/2034	14,130,036
7,279,053	4.30		03/01/2034	7,344,080
12,890,540	4.28		06/01/2034	13,232,526
9,167,308	4.30		07/01/2034	9,363,947

				102,147,976

Adjustable Rate Government National Mortgage Association (GNMA)(a) — 12.6%
5,332,505	4.00		11/20/2033	5,383,888
2,762,423	3.75		01/20/2034	2,737,966
6,507,703	3.75		02/20/2034	6,449,657
7,601,370	3.75		05/20/2034	7,495,134
4,138,337	4.50		05/20/2034	4,166,584
9,472,904	4.50		07/20/2034	9,505,366
11,648,216	4.50		08/20/2034	11,814,902
6,765,507	4.75		08/20/2034	6,899,531
21,989,044	4.50		09/20/2034	22,064,490
14,738,105	4.75		09/20/2034	14,829,524
5,352,499	4.75		10/20/2034	5,436,373

				96,783,415

Collaterized Mortgage Obligations (CMOS) — 15.3%
Interest Only(c) — 0.2%
FHLMC Series 2541, Class QI
1,257,335	6.00		01/15/2029	23,651
FHLMC Series 2575, Class IB
4,502,226	5.50		08/15/2030	488,188
FHLMC Series 2586, Class NX
2,474,883	4.50		08/15/2016	272,304

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)(a) — 0.1%
FHLMC Series 2620, Class IO
$4,624,490	5.50%	08/15/2031	$538,928

			$1,323,071

Inverse Floaters(a) — 0.0%
FNMA REMIC Trust Series 1990-134, Class SC
116,384	17.80	11/25/2020	149,957
FNMA REMIC Trust Series 1993-231, Class SA
151,096	14.91	12/25/2008	153,823
GNMA Series 2001-59, Class SA
36,751	18.27	11/16/2024	44,282

			$348,062

IOette(a)(c) — 0.0%
FHLMC Series 1161, Class U
2,906	1.00	11/15/2021	22,646

Planned Amortization - Interest Only(c) — 0.0%
FHLMC Series 1587, Class HA
267,746	6.50	10/15/2008	18,915

Planned Amortization Class (PAC) — 12.4%
FHLMC Series 1327, Class HA
1,086,500	7.50	07/15/2007	1,098,642
FHLMC Series 1377, Class H
5,026,994	6.00	09/15/2007	5,054,744
FHLMC Series 1415, Class N
606,376	6.75	11/15/2007	614,608
FHLMC Series 1429, Class G
1,257,487	7.00	11/15/2007	1,282,210
FHLMC Series 1475, Class K
1,380,855	7.00	02/15/2008	1,415,123
FHLMC Series 1556, Class H
2,063,000	6.50	08/15/2013	2,152,735
FHLMC Series 1564, Class H
3,755,760	6.50	08/15/2008	3,853,114
FHLMC Series 1601, Class PL
2,014,603	6.00	10/15/2008	2,061,670
FHLMC Series 1606, Class H
3,489,914	6.00	11/15/2008	3,577,449
FHLMC Series 1655, Class K
14,000,000	6.50	01/15/2009	14,523,095
FHLMC Series 1697, Class PJ
296,731	6.00	07/15/2008	296,545
FHLMC Series 1703, Class GB
13,396,738	6.50	02/15/2009	13,770,778
FHLMC Series 1916, Class PC
3,700,000	6.75	12/15/2011	3,919,280
FNMA REMIC Trust Series 1992-142, Class K
2,471,376	7.00	08/25/2007	2,537,221
FNMA REMIC Trust Series 1993-010, Class PH
414,342	6.50	12/25/2007	418,003
FNMA REMIC Trust Series 1993-028, Class PJ
1,582,753	7.00	03/25/2008	1,618,612
FNMA REMIC Trust Series 1993-052, Class J
4,289,196	6.50	04/25/2008	4,394,389

1

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Planned Amortization Class (PAC) — (continued)
FNMA REMIC Trust Series 1993-121, Class Z
$7,966,529	7.00%	07/25/2023	$8,447,897
FNMA REMIC Trust Series 1993-126, Class PG
4,100,465	6.50	07/25/2008	4,220,005
FNMA REMIC Trust Series 1993-135, Class PG
3,190,104	6.25	07/25/2008	3,261,753
FNMA Series 1993-118, Class J
2,369,750	6.50	06/25/2008	2,408,650
FNMA Series 1993-207, Class G
3,742,887	6.15	04/25/2023	3,788,755
FNMA Series 1994-23, Class PE
909,377	6.00	08/25/2022	913,444
FNMA Series 1994-86, Class PH
1,914,855	6.00	10/25/2008	1,917,253
FNMA Series 2002-22, Class VB
2,341,121	6.50	08/25/2009	2,385,567
GNMA REMIC Trust Series 2002-45, Class QD
5,643,360	6.50	06/20/2031	5,723,732

			$95,655,274

Principal Only(d) — 0.0%
FNMA REMIC Trust Series G92-28, Class A
122,347	0.00	05/25/2007	119,814

Sequential Fixed Rate CMOs — 2.0%
FHLMC Series 108, Class G
1,215,580	8.50	12/15/2020	1,215,041
FHLMC Series 1980, Class Z
4,330,689	7.00	07/15/2027	4,533,283
FHLMC Series 2019, Class Z
4,210,363	6.50	12/15/2027	4,387,008
FNMA REMIC Trust Series 1989-66, Class J
1,454,977	7.00	09/25/2019	1,536,309
FNMA REMIC Trust Series 1990-16, Class E
1,012,185	9.00	03/25/2020	1,102,087
FNMA REMIC Trust Series 1992-33, Class K
2,010,179	8.50	03/25/2018	2,214,590
GNMA REMIC Trust Series 1995-3, Class DQ
186,110	8.05	06/16/2025	199,975

			$15,188,293

Target Amortization Class (TAC) — 0.7%
FNMA REMIC Trust Series 1994-18, Class D
5,333,333	6.75	02/25/2024	5,504,188

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS			$118,180,263

Federal Home Loan Mortgage Corp. (FHLMC) — 3.0%
423,593	7.20	10/01/2006	446,770
10,595,398	4.50	05/01/2008	10,713,203
75,777	7.00	01/01/2009	79,976
73,414	7.00	02/01/2009	77,483
43,551	7.00	03/01/2009	45,662
108,675	7.00	04/01/2009	114,472
103,113	7.00	05/01/2009	108,827

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only — (continued)
$12,911	6.50	05/01/2010	$13,642
66,301	6.50	06/01/2010	70,091
1,000,126	6.50	07/01/2010	1,057,295
183,192	7.00	07/01/2010	193,345
1,255	6.50	08/01/2010	1,327
245,711	7.00	01/01/2011	260,388
93,002	7.00	12/01/2012	98,397
330,662	6.50	01/01/2013	348,719
192,214	6.50	04/01/2013	202,710
366,232	6.50	05/01/2013	386,232
195,116	6.50	06/01/2013	205,770
154,359	6.50	10/01/2013	162,788
319,583	8.50	10/01/2015	339,905
2,312,140	8.00	12/01/2015	2,463,146
93,335	7.00	03/01/2016	98,713
4,022,754	7.00	04/01/2022	4,277,546
54,276	7.50	01/01/2031	57,998
900,000	6.50	12/01/2032	943,277

			22,767,682

Federal National Mortgage Association (FNMA) — 5.4%
6,125	7.00	11/01/2007	6,483
134,475	7.00	12/01/2007	142,321
3,333	7.00	05/01/2008	3,528
28,363	7.00	08/01/2008	30,029
943,777	7.00	09/01/2008	999,233
22,625	7.00	12/01/2009	23,954
137,698	8.50	05/01/2010	145,208
2,151	7.00	06/01/2010	2,277
10,015	7.00	08/01/2010	10,599
7,539	7.00	01/01/2011	7,897
108,274	7.00	07/01/2011	114,595
2,781	7.00	11/01/2011	2,913
7,897,602	5.50	01/01/2013	8,166,630
121,673	6.00	01/01/2014	126,681
350,676	6.00	03/01/2014	365,111
32,339	5.50	04/01/2014	33,183
54,186	8.50	09/01/2015	57,620
320,957	8.50	10/01/2015	341,295
114,987	8.50	12/01/2015	122,286
1,755,242	5.50	07/01/2018	1,810,494
1,092,848	5.50	08/01/2018	1,127,248
1,238,810	5.50	09/01/2018	1,277,805
165,764	5.50	12/01/2018	170,982
252,539	7.00	11/01/2019	269,135
222,686	8.00	02/01/2031	239,559
6,474,976	6.00	03/01/2033	6,684,036
12,748,997	6.50	04/01/2033	13,318,986
5,989,583	4.75	12/20/2034	6,083,620

			41,683,708

2

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Government National Mortgage Association (GNMA) — 0.1%
$184,079	6.50%	06/15/2008	$196,381
91,127	6.50	07/15/2008	97,217
264,243	6.50	08/15/2008	281,902
127,279	6.50	09/15/2008	135,785
29,840	6.50	10/15/2008	31,834
7,915	6.50	11/15/2008	8,444
27,430	9.00	12/15/2008	29,297
25,964	6.50	01/15/2009	27,342
53,277	9.00	01/15/2009	57,423
2,222	6.50	03/15/2009	2,370
9,993	6.50	04/15/2009	10,524
131,745	6.50	05/15/2009	138,735
16,662	6.50	07/15/2009	17,546
21,773	6.50	11/15/2009	22,928
9,084	9.00	01/15/2010	9,837
111,241	9.00	07/15/2012	121,069

			1,188,634

TOTAL MORTGAGE-BACKED OBLIGATIONS			$383,346,318

Agency Debentures — 30.6%
Federal Farm Credit Bank
$10,000,000	4.90%	03/21/2006	$10,182,920
2,000,000	5.40	05/10/2006	2,052,272
12,500,000	6.60 (b)	07/07/2006	13,077,837
Federal Home Loan Bank
4,000,000	1.70	12/30/2005	3,947,112
20,000,000	2.50	03/13/2006	19,838,606
3,000,000	2.75	05/15/2006	2,979,562
25,000,000	3.00	05/15/2006	24,907,868
3,000,000	5.38	05/15/2006	3,078,069
9,000,000	2.50	05/19/2006	8,908,074
6,000,000	2.32	07/24/2006	5,909,928
10,000,000	2.30	08/30/2006	9,836,700
12,500,000	3.50	05/15/2007	12,481,280
7,000,000	3.79	11/28/2008	6,914,866
Federal Home Loan Mortgage Corp.
10,000,000	2.81	02/02/2006	9,954,402
7,400,000	2.15	02/10/2006	7,320,561
15,000,000	2.27	04/28/2006	14,811,296
12,000,000	2.40	03/29/2007	11,719,600
2,800,000	3.00	07/27/2007	2,756,981
5,000,000	3.50	04/15/2008	4,962,505
16,000,000	3.00	07/09/2008	15,615,360
Federal National Mortgage Association
7,000,000	1.43	02/09/2005	6,998,054
6,500,000	2.15	04/13/2006	6,410,715
12,500,000	2.25	05/26/2006	12,332,896
8,000,000	3.01	06/02/2006	7,962,376
8,000,000	5.42	04/04/2007	8,039,298
Small Business Administration
564,456	7.20	06/01/2017	605,272
1,041,500	6.30	05/01/2018	1,101,908

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
$1,242,679	6.30	06/01/2018	1,315,601

TOTAL AGENCY DEBENTURES			$236,021,919

U.S. Treasury Obligations — 5.8%
United States Treasury Notes
$4,500,000	2.38%	08/31/2006	$4,445,280
1,100,000	2.88	11/30/2006	1,092,927
8,400,000	3.13	01/31/2007	8,375,724
United States Treasury Principal-Only Stripped Securities(b)(d)
30,000,000	0.00	05/15/2011	28,749,810
5,000,000	0.00	08/15/2021	2,286,450

TOTAL U.S. TREASURY OBLIGATIONS			$44,950,191

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 86.2%			$664,318,428
Repurchase Agreement(e) — 11.5%
Joint Repurchase Agreement Account II
$88,400,000	2.52%	02/01/2005	$88,400,000
Maturity Value: $88,406,178

TOTAL INVESTMENTS — 97.7%			$752,718,428

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2005.
(b)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(c)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.
(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Joint repurchase agreement was entered into on January 31, 2005.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
REMIC	—	Real Estate Mortgage Investment
Conduit

3

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2005, the Short Duration Government Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $88,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,550,000,000	2.51%	02/01/2005	$1,550,108,070

Barclays Capital PLC	1,250,000,000	2.53	02/01/2005	1,250,087,847

Bear Stearns & Co.	200,000,000	2.51	02/01/2005	200,013,944

Deutsche Bank Securities, Inc.	490,000,000	2.51	02/01/2005	490,034,164

Greenwich Capital Markets	400,000,000	2.52	02/01/2005	400,028,000

J.P. Morgan Chase & Co.	440,000,000	2.51	02/01/2005	440,030,678

Morgan Stanley & Co.	890,000,000	2.52	02/01/2005	890,062,300

UBS LLC	487,800,000	2.51	02/01/2005	487,834,011

Westdeutsche Landesbank AG	600,000,000	2.51	02/01/2005	600,041,833

TOTAL	$6,307,800,000			$6,308,240,847

At January 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 04/01/2008 to 02/01/2017; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/26/2005 to 02/01/2035; Federal National Mortgage Association, 2.25% to 9.00%, due 03/15/2005 to 02/01/2035 and Government National Mortgage Association, 0.00% to 6.00%, due 09/15/2019 to 12/20/2034.

FUTURES CONTRACTS — At January 31, 2005, the following futures contacts were open as follows:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)

Eurodollars	(30)	March 2005	$(7,276,500)	$7,023
Eurodollars	(130)	June 2005	(31,437,250)	73,183
Eurodollars	(28)	September 2005	(6,754,300)	13,555
Eurodollars	241	December 2005	58,023,762	(70,625)
Eurodollars	164	March 2006	39,429,700	(113,569)
Eurodollars	155	June 2006	37,227,125	(98,902)
Eurodollars	43	September 2006	10,319,463	(3,909)
Eurodollars	(81)	December 2006	(19,423,800)	(1,416)
Eurodollars	10	March 2007	2,396,750	591
Eurodollars	10	June 2007	2,395,375	2,341
U.S. Treasury Bonds	271	March 2005	31,122,656	385,164
2 Year U.S. Treasury Notes	1,826	March 2005	381,748,125	(1,039,017)
5 Year U.S. Treasury Notes	(1,294)	March 2005	(141,369,500)	189,316
10 Year U.S. Treasury Notes	261	March 2005	29,301,328	92,820
10 Year Interest Rate Swap	(457)	March 2005	(50,969,781)	(693,141)

			$334,733,153	$(1,256,586)

TAX INFORMATION — At January 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$756,078,295

Gross unrealized gain	7,641,104
Gross unrealized loss	(9,448,077)

Net unrealized security loss	$(1,806,973)

4

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 61.1%
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)(a) — 4.1%
$ 138,409	3.18%	08/01/2016	$139,099
232,038	3.82	08/01/2018	234,065
179,978	3.45	11/01/2018	184,441
1,048,373	5.59	11/01/2018	1,082,043
76,955	3.42	02/01/2019	77,937
213,606	3.86	02/01/2019	220,679
169,501	3.21	03/01/2019	170,356
101,924	3.76	03/01/2019	102,792
154,231	3.21	06/01/2019	156,049
207,780	3.76	07/01/2019	208,166
3,383,520	3.83	11/01/2019	3,444,085
2,323,303	6.87	11/01/2019	2,413,169
240,778	3.79	01/01/2020	241,260
274,305	3.21	05/01/2021	275,611
128,456	6.65	01/01/2025	131,788
186,374	3.25	10/01/2026	187,355
50,567	3.50	08/01/2028	51,878
2,004,379	6.44	08/01/2028	2,070,383
846,257	7.26	01/01/2029	859,554
1,163,190	3.96	05/01/2029	1,207,956
302,116	7.16	05/01/2029	305,361
155,611	4.20	06/01/2029	157,393
118,377	4.18	09/01/2029	121,277
2,624,665	7.18	02/01/2030	2,654,607
454,510	7.01	03/01/2030	457,994
1,483,314	7.22	03/01/2030	1,501,684
187,615	3.13	04/01/2030	187,868
250,598	4.36	06/01/2030	258,042
1,317,040	4.05	12/01/2030	1,372,395
71,452	3.71	01/01/2031	73,876
328,646	3.14	02/01/2031	329,278
115,361	3.61	05/01/2031	116,300
70,109	3.68	06/01/2031	72,655
102,166	5.64	11/01/2031	105,096
9,165,438	7.45	12/01/2031	9,209,728
7,345,508	7.60	12/01/2031	7,483,716
312,729	3.92	10/01/2032	318,702
96,166	4.07	02/01/2033	99,032
3,791,311	3.96	07/01/2033	3,782,779
5,213,757	3.88	09/01/2033	5,176,147
640,559	4.21	11/01/2033	660,805
267,395	4.39	11/01/2033	269,617
185,341	3.79	01/01/2034	187,337
1,800,432	5.62	05/01/2035	1,851,885
			50,212,240

Adjustable Rate Federal National Mortgage Association (FNMA)(a) — 15.7%
4,585,130	4.49	03/01/2033	4,639,626
19,108,260	4.03	04/01/2034	19,601,635
359,990	3.75	03/01/2017	367,098
1,597,475	6.66	04/01/2017	1,637,842
157,966	3.21	08/01/2017	160,740

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA — (continued)
$599,536	3.21	09/01/2017	$609,055
116,299	3.97	11/01/2017	118,479
118,365	3.13	12/01/2017	119,604
84,092	4.88	12/01/2017	85,038
794,259	3.13	03/01/2018	805,601
273,751	3.27	03/01/2018	278,069
2,791,869	3.15	07/01/2018	2,831,785
502,856	3.58	08/01/2018	511,937
142,795	3.13	10/01/2018	144,832
595,503	3.18	10/01/2018	601,407
814,951	3.29	10/01/2018	827,390
396,242	3.39	10/01/2018	400,605
22,092	3.39	11/01/2018	22,293
96,078	3.98	11/01/2018	96,941
87,130	3.38	12/01/2018	88,393
412,948	3.06	01/01/2019	417,365
193,510	3.38	01/01/2019	195,629
78,477	3.17	04/01/2019	79,336
1,392,730	4.01	04/01/2019	1,406,372
3,055,031	3.02	05/01/2019	3,102,663
1,102,739	3.18	05/01/2019	1,114,617
701,872	3.27	06/01/2019	709,502
519,423	3.43	06/01/2019	529,477
450,371	6.13	07/01/2019	463,473
823,751	3.27	08/01/2019	839,580
986,749	4.26	08/01/2019	997,062
66,034	3.28	09/01/2019	68,016
104,071	3.84	09/01/2019	104,990
165,265	3.23	11/01/2019	167,056
4,085,565	4.07	11/01/2019	4,223,126
50,829	3.30	04/01/2020	51,633
1,770,260	5.55	05/01/2020	1,841,106
1,109,281	3.08	06/01/2020	1,130,414
384,982	3.30	06/01/2020	390,861
671,293	3.29	11/01/2020	684,211
1,347,782	2.64	12/25/2020	1,344,190
757,296	3.58	03/01/2021	768,154
222,672	3.46	09/01/2021	228,735
125,384	3.55	12/01/2021	127,849
2,137,352	3.62	01/01/2022	2,163,130
129,734	6.30	02/01/2022	135,167
293,567	4.01	05/20/2022	296,976
10,835,562	3.38	12/01/2022	11,058,775
623,451	3.84	02/01/2023	641,205
32,647	6.23	12/01/2023	32,874
1,831,694	3.86	01/01/2024	1,883,563
1,485,559	3.68	03/01/2024	1,528,380
12,464,715	3.29	04/01/2024	12,579,593
1,582,063	3.87	06/20/2024	1,600,436
101,062	5.77	08/01/2024	103,441
560,687	5.07	01/01/2025	576,175
224,131	7.08	10/01/2025	231,593
3,905,023	2.15	03/25/2027	3,876,016

1

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA — (continued)
$ 117,393	4.15%	06/01/2027	$118,728
74,073	4.25	12/01/2027	74,923
154,702	4.54	01/01/2028	157,140
36,852	6.37	01/01/2028	37,745
474,302	3.38	05/01/2028	487,843
122,635	3.92	06/01/2028	126,594
202,709	3.67	09/01/2028	209,036
1,255,930	3.69	01/01/2029	1,267,760
76,853	3.10	06/01/2029	77,729
92,901	3.18	06/01/2029	93,964
100,441	5.78	06/01/2029	103,346
2,762,419	3.71	05/01/2030	2,788,776
155,951	4.38	02/01/2031	161,444
963,831	5.77	05/01/2031	998,611
628,439	4.01	06/01/2031	640,448
3,438,542	5.66	07/01/2031	3,463,810
1,822,312	4.05	08/01/2031	1,872,900
107,335	5.92	08/01/2031	110,972
1,232,484	6.22	08/01/2031	1,267,148
624,459	6.23	08/01/2031	637,218
2,482,929	5.64	11/01/2031	2,518,224
919,430	5.68	12/01/2031	939,046
1,228,581	6.27	01/01/2032	1,260,770
697,670	6.44	01/01/2032	726,374
117,089	5.40	02/01/2032	120,388
1,121,753	6.18	02/01/2032	1,138,557
73,330	3.53	03/01/2032	74,663
3,853,630	6.12	03/01/2032	3,902,264
706,659	6.22	03/01/2032	717,012
505,832	4.90	04/01/2032	521,979
2,265,149	5.61	04/01/2032	2,279,777
390,083	4.67	05/01/2032	393,141
668,407	5.27	05/01/2032	684,427
1,416,973	5.96	07/01/2032	1,440,509
104,246	5.06	08/01/2032	104,529
206,838	4.19	09/01/2032	213,067
610,837	4.22	09/01/2032	626,183
193,585	4.78	09/01/2032	198,607
1,193,511	4.80	09/01/2032	1,215,471
2,206,548	5.14	09/01/2032	2,205,289
390,860	4.04	10/01/2032	400,989
946,935	4.87	10/01/2032	960,351
109,957	4.15	12/01/2032	110,807
1,634,239	4.89	12/01/2032	1,674,910
2,772,030	4.66	01/01/2033	2,818,010
1,743,242	5.01	01/01/2033	1,782,281
5,465,066	4.98	02/01/2033	5,558,902
12,876,718	4.74	03/01/2033	13,094,857
16,926,876	4.76	03/01/2033	17,422,895
259,922	4.05	04/01/2033	261,075
1,248,896	4.79	04/01/2033	1,268,759
2,794,039	4.68	05/01/2033	2,828,260
6,591,457	3.88	07/01/2033	6,570,076

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA — (continued)
$2,028,176	3.96	07/01/2033	$2,033,000
3,744,272	4.00	07/01/2033	3,763,428
634,636	3.63	08/01/2033	649,253
626,995	4.42	01/01/2034	633,260
186,798	2.59	02/01/2034	193,088
80,106	4.18	05/01/2036	81,695
327,934	5.58	08/01/2036	335,482
155,859	4.13	11/01/2038	160,942
120,595	3.08	06/01/2040	123,951
519,260	3.17	06/01/2040	522,479
2,325,387	5.52	07/01/2040	2,397,301
79,413	2.97	02/01/2041	80,505
			193,344,079

Adjustable Rate Government National Mortgage Association (GNMA)(a) — 8.5%
10,665,011	4.00	11/20/2033	10,767,776
7,954,686	3.75	01/20/2034	7,884,262
13,970,295	3.75	02/20/2034	13,845,684
7,798,198	3.75	04/20/2034	7,720,393
38,827,386	4.50	08/20/2034	39,383,006
7,727,112	4.75	08/20/2034	7,880,186
4,987,852	4.00	12/20/2034	4,977,128
11,705,120	4.50	12/20/2034	11,819,362
			104,277,797

Adjustable Rate Non-Agency(a) — 6.4%
Bank Of America Mortgage Securities Series 2002-J, Class A2
1,971,934	4.88	09/25/2032	1,977,046
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
812,070	4.14	08/25/2033	803,860
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-12, Class 1A1
16,107,716	2.88	01/25/2035	16,146,214
Countrywide Home Loans Series 2003-37, Class 1A1
457,335	3.98	08/25/2033	450,881
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
7,415,191	5.10	03/25/2033	7,490,796
DLJ Mortgage Acceptance Corp. Series 1995-4, Class A
771,451	3.91	01/25/2025	777,481
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
5,019,250	4.77	08/25/2034	5,068,741
Merrill Lynch Mortgage Investors, Inc. Series 2002-A2, Class 2A
919,105	5.94	05/25/2032	916,948
Sequoia Mortgage Trust Series 2004-10, Class A3A
13,306,213	2.57	11/20/2034	13,264,080
Sequoia Mortgage Trust Series 8, Class 3A
16,706,452	3.91	08/20/2032	16,657,502

2

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency — (continued)
StructuredAdjustable Rate Mortgage Loan Series 2004-1, Class 4A2
$ 11,860,634	4.58%	02/25/2034	$11,922,862
Washington Mutual Series 2002-AR7, Class A6
3,708,465	5.53	07/25/2032	3,713,823
			79,190,234

Collateralized Mortgage Obligations (CMOs) — 14.8%
Interest Only(b) — 0.0%
FHLMC Series 2586, Class NX
4,432,895	4.50	08/15/2016	487,739
FHLMC Series 2587, Class IG
82,299	4.50	10/15/2016	8,890
FNMA REMIC Trust Series 1990-145, Class B
3,312	4.96	12/25/2020	55,203
			$551,832

Inverse Floaters(a) — 0.3%
FHLMC Series 1606, Class SC
2,997,593	17.20	11/15/2008	3,395,984
FNMA REMIC Trust Series 1996-20, Class SB
2,778,062	14.04	10/25/2008	493,495
			$3,889,479

Inverse Floating Rate — Interest Only(a)(b) — 0.0%
FNMA Series 1996-40, Class SG
3,009,012	15.33	03/25/2009	607,164

Planned Amortization Class (PAC) CMOs — 2.2%
FHLMC Series 1364, Class K
827,200	5.00	09/15/2007	831,596
FHLMC Series 1377, Class H
2,135,408	6.00	09/15/2007	2,147,195
FHLMC Series 1415, Class N
1,865,774	6.75	11/15/2007	1,891,101
FHLMC Series 1680, Class PJ
2,804,000	6.50	02/15/2023	2,851,730
FHLMC Series 1692, Class PJ
910,933	6.50	04/15/2023	916,852
FHLMC Series 1703, Class GA
940,990	6.50	10/15/2008	945,556
FHLMC Series 2113, Class TE
5,208,927	6.00	01/15/2014	5,409,644
FHLMC Series 2298, Class PD
1,086,158	6.50	03/15/2030	1,092,947
FHLMC Series 2479, Class TC
4,673,231	5.50	12/15/2014	4,713,018
FNMA REMIC Trust Series 1992-193, Class HD
2,514,883	7.00	11/25/2007	2,587,132
FNMA REMIC Trust Series 1993-225, Class WC
1,669,727	6.50	12/25/2013	1,747,974
FNMA REMIC Trust Series 1993-35, Class H
589,804	6.75	02/25/2008	597,157
GNMA Series 2002-3, Class LE
1,574,424	6.50	08/20/2030	1,575,149
			$27,307,051

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations (CMOs) — (continued)
Regular Floater CMOs(a) — 4.0%
Collateralized Mortgage Securities Corp. Series N, Class 2
$ 631,581	2.98%	08/25/2017	$632,181
FHLMC Series 1509, Class F
8,722,311	3.50	04/15/2008	8,773,294
FHLMC Series 1606, Class FC
11,004,838	3.02	11/15/2008	11,017,184
FHLMC Series 1612, Class FD
1,151,137	3.02	11/15/2008	1,152,900
FHLMC Series 1661, Class FD
10,807,262	3.88	01/15/2009	10,961,232
FHLMC Series 1665, Class FA
751,770	3.69	06/15/2023	752,769
FHLMC Series 1826, Class F
430,964	2.90	09/15/2021	430,855
FNMA REMIC Trust Series 1993-190, Class F
7,171,096	3.17	10/25/2008	7,190,573
FNMA REMIC Trust Series 1993-196, Class FD
603,939	3.02	10/25/2008	604,446
FNMA REMIC Trust Series 1993-214, Class FA
1,717,529	3.33	12/25/2008	1,732,639
FNMA REMIC Trust Series 1993-233, Class FA
1,485,844	2.93	12/25/2008	1,489,553
FNMA REMIC Trust Series 1994-15, Class FC
313,799	3.49	06/25/2023	313,704
FNMA Series 1993-231, Class FE
3,101,030	3.43	12/25/2008	3,135,587
FNMA Series 1998-66, Class FC
761,975	2.98	11/17/2028	767,904
			$48,954,821

Sequential Fixed Rate CMOs — 7.8%
FHLMC Series 1216, Class GC
2,013,713	7.00	03/15/2007	2,037,901
FHLMC Series 1246, Class J
462,832	7.50	05/15/2007	465,638
FHLMC Series 1423, Class FF
6,592,789	7.00	12/15/2007	6,743,497
FHLMC Series 1720, Class PJ
3,511,173	7.25	01/15/2024	3,632,855
FHLMC Series 2282, Class VB
2,537,564	6.00	06/15/2014	2,541,673
FHLMC Series 2359, Class PC
9,554,479	6.00	07/15/2015	9,641,001
FHLMC Series 2368, Class PQ
1,116,790	6.50	08/15/2030	1,116,788
FHLMC Series 2423, Class MB
1,345,075	7.00	07/15/2030	1,345,076
FHLMC Series 2441, Class JA
6,009,928	6.00	12/15/2029	6,039,607
FHLMC Series 2448, Class AV
9,909,715	6.50	09/15/2013	9,947,116

3

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations (CMOs) — (continued)
First Nationwide Trust Series 2001-4, Class 1A1
$ 4,686,044	6.75%	09/21/2031	$4,692,246
FNMA REMIC Trust Series 1993-014, Class A
104,383	6.00	02/25/2008	105,662
FNMA REMIC Trust Series 1993-121, Class Z
14,339,753	7.00	07/25/2023	15,206,215
FNMA REMIC Trust Series 1993-135, Class PG
2,791,341	6.25	07/25/2008	2,854,034
FNMA REMIC Trust Series 1993-212, Class PC
5,527,258	4.50	09/25/2008	5,556,806
FNMA REMIC Trust Series 1996-14, Class J
806,434	6.15	03/25/2009	826,291
FNMA Series 1994-28, Class H
3,637,300	6.25	03/25/2023	3,672,813
FNMA Series 1994-72, Class J
7,455,000	6.00	06/25/2023	7,730,683
GNMA REMIC Trust 2001-27, Class VD
9,543,980	6.50	06/16/2017	9,679,064
GNMA Series 2002-1, Class PB
1,556,236	6.00	02/20/2029	1,555,293
Residential Funding Mortgage Sec I Series 2002-S9, Class A5
145,829	6.00	07/25/2017	145,893
			$95,536,152

Support — 0.5%
FHLMC Series 1639, Class M
5,858,936	6.00	12/15/2008	5,938,286

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)			$182,784,785

Commercial Mortgage-Backed Securities (CMBS) — 11.6%
Federal Home Loan Mortgage Corp. (FHLMC) — 4.6%
4,334,695	7.00	02/01/2009	4,584,424
2,446,829	7.00	03/01/2009	2,582,435
5,722,771	7.00	04/01/2009	6,064,610
2,554,435	7.00	05/01/2009	2,696,006
2,155,615	7.00	06/01/2009	2,275,082
2,126,688	7.50	06/01/2009	2,242,774
263,291	6.50	03/01/2013	277,669
736,844	6.50	04/01/2013	777,082
390,874	6.50	05/01/2013	412,219
697,814	6.50	06/01/2013	735,921
6,682,084	8.00	12/01/2015	7,118,491
1,168,501	6.00	05/01/2017	1,222,688
1,234,516	7.00	04/01/2021	1,313,110
722,263	7.00	08/01/2021	768,245
5,622,438	7.00	03/01/2022	5,978,550
2,065,115	7.00	05/01/2022	2,195,915
8,309,582	7.00	06/01/2022	8,835,891
89,523	7.00	12/01/2025	94,894
5,600,000	6.50	12/01/2032	5,869,281

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations (CMBSs) — (continued)
$ 621,794	6.50%	03/01/2033	$650,365
			$56,695,652

Federal National Mortgage Association (FNMA) — 5.9%
3,151,708	6.00	09/01/2011	3,297,374
3,217,711	6.50	04/01/2012	3,403,746
7,955,727	6.00	05/01/2012	8,324,042
1,524,994	6.50	05/01/2012	1,613,200
6,239,422	6.00	06/01/2012	6,528,441
1,622,361	6.50	06/01/2012	1,716,110
19,463,394	5.50	01/01/2013	20,126,363
2,815,315	8.00	01/01/2016	2,988,144
1,235,786	7.00	03/01/2017	1,306,971
576,615	7.00	05/01/2017	609,830
14,501,660	5.50	03/01/2018	14,958,148
1,791,318	5.50	04/01/2018	1,847,706
774,015	7.00	07/01/2021	823,693
989,015	7.00	11/01/2021	1,052,492
808,060	7.00	12/01/2021	859,923
978,679	7.00	01/01/2022	1,041,493
174,143	7.00	02/01/2022	185,319
666,350	7.00	01/01/2028	705,128
1,011,890	6.50	04/01/2033	1,057,130
			$72,445,253

Government National Mortgage Association (GNMA) — 0.0%
110,306	7.00	12/15/2025	117,253
333,237	7.00	04/15/2026	353,898
			$471,151

Interest Only(a)(b)(c) — 1.1%
Bear Stearns Commercial Mortgage Securities Inc. Series 2001-TOP2, Class X2
142,041,083	1.14	02/15/2035	5,123,607
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2
88,598,000	2.05	03/18/2036	7,931,452
			$13,055,059

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)			$142,667,115

TOTAL MORTGAGE-BACKED OBLIGATIONS			$752,476,250

Agency Debentures — 19.7%
Federal Farm Credit Bank
$ 20,000,000	1.85%	03/03/2006	$19,708,892
Federal Home Loan Bank
30,000,000	2.50	02/24/2006	29,785,377
20,000,000	2.50	03/13/2006	19,838,606
24,000,000	2.50	03/30/2006	23,785,565
70,000,000	3.00	05/15/2006	69,742,029

4

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
Federal National Mortgage Association
$ 20,900,000	2.15%	04/13/2006	$20,612,915
8,900,000	2.35	04/29/2006	8,793,550
50,000,000	3.01	06/02/2006	49,764,850

TOTAL AGENCY DEBENTURES			$242,031,784

Asset-Backed Securities — 8.3%
Auto — 0.6%
AmeriCredit Automobile Receivable Trust Series 2002-A, Class A4
$7,035,000	4.61%	01/12/2009	$7,108,653

Home Equity(a) — 7.7%
ACE Securities Corp. Series 2003-FM1, Class A2
2,137,243	2.90	11/25/2032	2,139,091
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
14,936,451	2.70	12/15/2029	14,973,247
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A
17,355,662	2.76	02/15/2034	17,401,759
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
13,970,174	2.76	02/15/2034	14,007,279
Countrywide Home Equity Loan Trust Series 2004-P, Class 2A
18,467,856	2.80	03/15/2034	18,534,229
Impac CMB Trust Series 2003-6, Class A
10,730,736	2.85	07/25/2033	10,754,922
Indy Mac Home Equity Loan Asset-Backed Trust Series 2002-B, Class AV
2,084,402	2.98	10/25/2033	2,085,704
Merrill Lynch Mortgage Investors, Inc. Series 2004-WMC5, Class A2B2
15,000,000	2.88	07/25/2035	15,043,490
			94,939,721

TOTAL ASSET-BACKED SECURITIES			$102,048,374

U.S. Treasury Obligation(d) — 1.4%
United States Treasury Principal-Only Stripped Securities
$ 17,920,000	0.00%	05/15/2011	$17,173,220

TOTAL U.S. TREASURY OBLIGATION			$17,173,220

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT—90.5%			$1,113,729,628

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(e) — (continued)
Repurchase Agreement(e) — 5.9%
Joint Repurchase Agreement Account II
$ 73,200,000	2.52%	02/01/2005	$73,200,000
Maturity Value: $73,205,116

TOTAL REPURCHASE AGREEMENT			$73,200,000

TOTAL INVESTMENTS — 96.4%			$1,186,929,628

(a)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2005.
(b)	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.
(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 13,055,059, which represents approximately 1.1% of net assets as of January 31, 2005.
(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Joint repurchase agreement was entered into on January 31, 2005. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REMIC	— Real Estate Mortgage Investment Conduit

5

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2005, the Ultra Short Duration Government Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $73,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,550,000,000	2.51%	02/01/2005	$1,550,108,070

Barclays Capital PLC	1,250,000,000	2.53	02/01/2005	1,250,087,847

Bear Stearns & Co.	200,000,000	2.51	02/01/2005	200,013,944

Deutsche Bank Securities, Inc.	490,000,000	2.51	02/01/2005	490,034,164

Greenwich Capital Markets	400,000,000	2.52	02/01/2005	400,028,000

J.P. Morgan Chase & Co.	440,000,000	2.51	02/01/2005	440,030,678

Morgan Stanley & Co.	890,000,000	2.52	02/01/2005	890,062,300

UBS LLC	487,800,000	2.51	02/01/2005	487,834,011

Westdeutsche Landesbank AG	600,000,000	2.51	02/01/2005	600,041,833

TOTAL	$6,307,800,000			$6,308,240,847

At January 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 04/01/2008 to 02/01/2017; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/26/2005 to 02/01/2035; Federal National Mortgage Association, 2.25% to 9.00%, due 03/15/2005 to 02/01/2035 and Government National Mortgage Association, 0.00% to 6.00%, due 09/15/2019 to 12/20/2034.

FUTURES CONTRACTS — At January 31, 2005, the following futures contacts were open as follows:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)

Eurodollars	990	March 2005	$240,124,500	$(247,387)
Eurodollars	240	June 2005	58,038,000	(227,816)
Eurodollars	(142)	September 2005	(34,253,950)	(121,183)
Eurodollars	315	December 2005	75,840,187	(3,633)
Eurodollars	(180)	September 2006	(43,197,750)	14,650
Eurodollars	(265)	December 2006	(63,547,000)	22,758
U.S. Treasury Bonds	918	March 2005	105,426,563	2,591,411
2 Year U.S. Treasury Notes	(280)	March 2005	(58,537,500)	150,201
5 Year U.S. Treasury Notes	(1,231)	March 2005	(134,486,750)	197,520
10 Year U.S. Treasury Notes	538	March 2005	60,398,906	259,122

			$205,805,206	$2,635,643

SWAP CONTRACTS — At January 31, 2005, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain/(Loss)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	$120,000	06/10/2014	Floating	5.28%	$(8,373,143)
				3 month LIBOR
Interest Rate	Banc of America Securities LLC	41,000	11/12/2019	Floating	5.07%	(1,593,564)

Total						$(9,966,707)

LIBOR— London Interbank Offered Rate

TAX INFORMATION — At January 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,188,068,349

Gross unrealized gain	9,675,277
Gross unrealized loss	(10,751,942)

Net unrealized security gain	$(1,076,665)

6

GOLDMAN SACHS GOVERNMENT INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 28.4%
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)(a) — 1.8%
$ 12,389,384	3.51%	09/01/2033	$12,148,309

Adjustable Rate Federal National Mortgage Association (FNMA)(a) — 0.4%
449,592	4.49	03/01/2033	454,935
1,946,309	4.04	04/01/2034	1,996,563

			2,451,498

Adjustable Rate Non-Agency(a) — 6.7%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
406,035	4.14	08/25/2033	401,930
Countrywide Home Loans Series 2003-37, Class 1A1
457,335	3.98	08/25/2033	450,881
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
1,293,347	5.10	03/25/2033	1,306,534
Master Adjustable Rate Mortgage Trust Series 2004-9, Class 2A1
2,628,864	2.80	11/25/2034	2,632,969
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
9,622,439	2.45	11/25/2029	9,605,757
Sequoia Mortgage Trust Series 2004-09, Class A2
6,232,652	2.53	10/20/2034	6,233,770
Sequoia Mortgage Trust Series 2004-1, Class A1
3,381,394	2.19	02/20/2034	3,374,449
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
601,673	4.66	02/25/2034	606,011
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
4,633,546	4.52	05/25/2034	4,578,963
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
1,924,687	5.00	07/25/2033	1,914,891
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
3,730,257	4.70	11/25/2033	3,724,977
Structured Asset Securities Corp. Series 2003-40A, Class 3A1
3,868,110	4.62	01/25/2034	3,888,541
Thornburg Mortgage Securities Trust Series 2004-3, Class A
5,655,034	2.79	09/25/2034	5,664,444

			44,384,117

Collaterized Mortgage Obligations — 1.5%
Interest Only(b) — 0.2%
Bear Stearns Asset Backed Securities Series 2003-AC2, Class AI0
4,200,000	5.00	10/25/2005	110,173
Countrywide Home Loan Series 2003-42, Class 2X1(a)
1,578,297	0.39	10/25/2033	9,842
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
436,076	5.50	06/25/2033	28,912

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only — (continued)
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
$ 570,651	0.78%	07/25/2033	$7,056
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
586,117	0.60	08/25/2033	5,123
FHLMC Series 2542, Class NU
391,194	5.50	05/15/2022	54,722
FHLMC Series 2620, Class IO
3,195,102	5.50	08/15/2031	372,350
FNMA Interest-Only Stripped Security Series 151, Class 2
48,687	9.50	07/25/2022	9,478
FNMA Series 2003-36, Class IO
4,482,882	5.50	12/25/2031	492,853
Master Adjustable Rate Mortgage Trust Series 2003-2, Class 3AX(a)
207,643	0.68	08/25/2033	2,787
Master Adjustable Rate Mortgage Trust Series 2003-2, Class 4AX(a)
81,137	1.16	07/25/2033	1,507
Washington Mutual Series 2003-AR04, Class X1(a)
3,850,258	1.18	01/25/2008	74,389
Washington Mutual Series 2003-AR07, Class X(a)
2,025,871	0.96	06/25/2008	20,320
Washington Mutual Series 2003-AR12, Class X(a)
9,338,386	0.51	02/25/2034	56,682

			$1,246,194

Inverse Floaters(a) — 0.2%
FNMA REMIC Trust Series 1993-231, Class SA
113,322	15.19	12/25/2008	115,367
GNMA Series 2001-48, Class SA
155,466	18.43	10/16/2031	187,957
GNMA Series 2001-51, Class SA
123,461	21.75	10/16/2031	154,403
GNMA Series 2001-51, Class SB
154,931	18.43	10/16/2031	181,833
GNMA Series 2001-59, Class SA
130,719	18.27	11/16/2024	157,506
GNMA Series 2002-13, Class SB
545,558	25.99	02/16/2032	734,885

			$1,531,951

Principal Only(c) — 0.0%
FNMA REMIC Trust Series G-35, Class N
40,699	0.00	10/25/2021	36,382

Regular Floater CMOs(a) — 0.1%
FHLMC Series 1760, Class ZB
468,238	3.61	05/15/2024	473,941

Sequential Fixed Rate CMOs — 1.0%
FNMA REMIC Trust Series 1993-78, Class H
108,970	6.50	06/25/2008	112,315
FNMA REMIC Trust Series 1994-42, Class ZQ
4,992,169	7.00	04/25/2024	5,309,129

1

GOLDMAN SACHS GOVERNMENT INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal		Maturity
Amount	Interest Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate CMOs — (continued)
FNMA Series 2001-53, Class GH
$ 1,458,507	8.00%	09/25/2016	$1,552,789

			$6,974,233

TOTAL COLLATERIZED MORTGAGE OBLIGATIONS			$10,262,701

Commercial Mortgage-Backed Securities (CMBS) — 0.8%
Interest Only(a)(b)(d) — 0.7%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
23,000,000	1.27	03/13/2040	1,216,668
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP
14,257,307	1.88	05/15/2038	968,653
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
24,750,000	1.20	01/15/2038	1,080,590
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
26,500,000	1.55	02/11/2036	1,655,550

			$4,921,461

Sequential Fixed Rate CMBS — 0.1%
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
600,000	6.55	01/17/2035	637,623
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)			$5,559,084

Federal Home Loan Mortgage Corp. (FHLMC) — 10.8%
3,903,983	5.50	12/01/2008	3,975,926
377,233	7.00	06/01/2009	398,139
2,324,638	6.50	12/01/2013	2,451,582
61,526	6.50	02/01/2014	64,886
34,541	7.00	02/01/2015	36,569
3,812,331	5.50	07/01/2015	3,933,982
417,774	8.00	07/01/2015	442,708
50,405	7.00	01/01/2016	53,366
116,122	7.00	02/01/2016	122,813
1,064,708	5.50	05/01/2018	1,097,685
4,873,370	5.50	06/01/2018	5,024,313
50,098	6.50	08/01/2022	52,568
44,012	7.50	03/01/2027	47,109
1,957,220	6.50	07/01/2028	2,057,542
10,645,383	6.50	12/01/2029	11,158,532
31,861	8.00	07/01/2030	34,364
59,893	7.50	12/01/2030	64,001
22,210	7.50	01/01/2031	23,733
973,019	7.00	04/01/2031	1,028,359
505,003	6.50	07/01/2031	529,346
3,400,000	6.50	12/01/2031	3,564,555

Principal		Maturity
Amount	Interest Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Home Loan Mortgage Corp (FHLMC) — (continued)
20,000,000	6.50	12/01/2032	20,961,718
818,361	6.50	04/01/2033	856,409
2,513,822	6.00	05/01/2033	2,595,806
8,696,288	6.50	12/01/2033	9,095,877
2,108,214	6.50	03/01/2034	2,205,085

			71,876,973

Federal National Mortgage Association (FNMA) — 6.4%
6,863,747	6.30	12/01/2008	7,317,616
1,402,452	5.50	05/01/2009	1,426,257
7,493,725	5.50	09/01/2014	7,737,347
211,979	7.00	03/01/2015	224,191
82,832	8.00	01/01/2016	87,924
6,000,000	5.50	03/01/2017	6,176,250
2,498,412	5.00	09/01/2018	2,541,625
12,255,888	5.00	10/01/2018	12,467,869
105,328	6.50	11/01/2028	110,415
44,402	7.50	07/01/2029	47,431
15,675	7.50	08/01/2029	16,744
14,959	7.50	10/01/2029	15,979
452,563	6.50	12/01/2029	474,019
429	7.50	01/01/2030	458
9,485	7.50	02/01/2030	10,132
1,594,962	7.00	07/01/2031	1,686,010
1,585,524	6.50	12/01/2031	1,658,880
738,574	6.50	07/01/2032	772,275
29,792	6.50	10/01/2032	31,170
54,489	6.50	01/01/2034	57,010

			42,859,602

Government National Mortgage Association (GNMA) — 0.0%
139,201	6.50	12/15/2026	146,780

TOTAL MORTGAGE-BACKED OBLIGATIONS			$189,689,064

Agency Debentures — 21.6%
Federal Farm Credit Bank
$3,000,000	6.60%	07/07/2006	$3,138,681
Federal Home Loan Bank
9,000,000	1.47	05/10/2005	8,971,425
4,000,000	1.70	12/30/2005	3,947,112
20,000,000	5.38	02/15/2006	20,443,194
31,500,000	2.50	03/13/2006	31,245,804
17,000,000	2.50	04/11/2006	16,840,690
5,000,000	3.00	05/15/2006	4,981,573
2,700,000	5.38	05/15/2006	2,770,262
17,000,000	2.88	05/23/2006	16,899,671
1,000,000	5.68 (e)	12/03/2007	1,050,596
2,000,000	3.38	02/15/2008	1,978,120
3,900,000	3.50	02/13/2009	3,844,867
Federal Home Loan Mortgage Corp.

2

GOLDMAN SACHS GOVERNMENT INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
6,600,000	2.15	02/10/2006	6,529,149
$ 5,000,000	7.00%	03/15/2010	$5,680,103
Federal National Mortgage Association
5,000,000	7.25	01/15/2010	5,713,492
Small Business Administration
781,648	6.70	12/01/2016	827,613
697,162	7.15	03/01/2017	744,534
529,400	7.50	04/01/2017	569,458
276,404	7.30	05/01/2017	296,616
217,240	6.80	08/01/2017	231,171
520,750	6.30	05/01/2018	550,954
497,071	6.30	06/01/2018	526,240
Tennessee Valley Authority(e)
6,000,000	4.88	12/15/2016	6,312,971

TOTAL AGENCY DEBENTURES			$144,094,296

Asset-Backed Securities — 6.2%
Auto — 0.4%
CPS Auto Trust Series 2002-A, Class A2
$ 2,395,547	4.81%	12/15/2008	$2,423,245
MFN Auto Receivables Trust Series 2002-A, Class A2(d)
489,846	4.92	03/15/2008	490,153

			2,913,398

Home Equity — 5.7%
American Business Financial Services Series 1998-2, Class A6
617,226	6.46	09/25/2029	629,473
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2(a)
6,337,419	2.78	10/25/2034	6,338,618
Countrywide Home Equity Loan Trust Series 2003-E, Class A(a)
6,816,610	2.74	07/15/2029	6,829,391
Countrywide Home Equity Loan Trust Series 2004-I, Class A(a)
5,305,019	2.77	02/15/2034	5,319,109
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A(a)
5,716,962	2.78	12/15/2033	5,734,828
Impac CMB Trust Series 2004-8, Class 1A(a)
3,808,647	2.78	10/25/2034	3,812,608
Park Place Securities, Inc. Series 2004-MCW1, Class A4(a)
3,000,000	2.78	10/25/2034	3,006,961
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2(a)
3,675,773	2.87	12/25/2034	3,678,644
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2(a)
2,595,135	2.77	08/25/2034	2,599,586

			37,949,218

Principal	Interest	Maturity
Amount	Rate	Date	Value
Assest-Backed Securities — (continued)
Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
428,126	8.33	04/01/2030	470,438

TOTAL ASSET-BACKED SECURITIES			$41,333,054

U.S. Treasury Obligations — 24.0%
United States Treasury Bonds
$ 1,000,000	8.88%	08/15/2017	$1,433,125
9,000,000	8.88	02/15/2019	13,130,191
5,400,000	6.88	08/15/2025	6,980,472
United States Treasury Interest-Only Stripped Securities(b)
4,000,000	0.00	02/15/2012	3,014,240
3,000,000	0.00	05/15/2013	2,126,940
380,000	0.00	02/15/2014	259,468
8,000,000	0.00	05/15/2017	4,599,280
United States Treasury Note
4,000,000	3.63	07/15/2009	3,996,875
United States Treasury Notes
800,000	2.88	11/30/2006	794,856
8,800,000	3.13	01/31/2007	8,774,568
40,000,000	2.75	08/15/2007	39,416,000
United States Treasury Principal-Only Stripped Securities(c)
20,600,000	0.00	05/15/2017	11,889,496
35,000,000	0.00	02/15/2019	18,350,850
3,000,000	0.00	08/15/2020	1,449,870
32,100,000	0.00	08/15/2021	14,679,009
19,000,000	0.00	11/15/2021	8,578,310
5,000,000	0.00	11/15/2022	2,141,650
12,700,000	0.00	02/15/2025	4,867,148
1,300,000	0.00	08/15/2025	486,265
37,000,000	0.00	11/15/2026	13,049,530

TOTAL U.S. TREASURY OBLIGATIONS			$160,018,143

Insured Revenue Bonds — 1.2%
New Jersey Economic Development Authority Series A
$ 2,000,000	7.43%	02/15/2029	$2,592,280
Sales Tax Asset Receivable Taxable Series B
5,500,000	3.60	10/15/2008	5,443,405

TOTAL INSURED REVENUE BONDS			$8,035,685

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 81.4%			$543,170,242

Repurchase Agreement(f) — 17.9%
Joint Repurchase Agreement Account II
$119,300,000	2.52%	02/01/2005	$119,300,000
Maturity Value: $119,308,338

TOTAL INVESTMENTS — 99.3%			$662,470,242

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

3

GOLDMAN SACHS GOVERNMENT INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

(a)  Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2005.

(b)  Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(c)  Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)  Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 5,411,614, which represents approximately 0.8% of net assets as of January 31, 2005.

(e)  Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(f)  Joint repurchase agreement was entered into on January 31, 2005.

Investment Abbreviations:
REMIC	— Real Estate Mortgage Investment Conduit

4

GOLDMAN SACHS GOVERNMENT INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2005, the Government Income Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $119,300,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,550,000,000	2.51%	02/01/2005	$1,550,108,070

Barclays Capital PLC	1,250,000,000	2.53	02/01/2005	1,250,087,847

Bear Stearns & Co.	200,000,000	2.51	02/01/2005	200,013,944

Deutsche Bank Securities, Inc.	490,000,000	2.51	02/01/2005	490,034,164

Greenwich Capital Markets	400,000,000	2.52	02/01/2005	400,028,000

J.P. Morgan Chase & Co.	440,000,000	2.51	02/01/2005	440,030,678

Morgan Stanley & Co.	890,000,000	2.52	02/01/2005	890,062,300

UBS LLC	487,800,000	2.51	02/01/2005	487,834,011

Westdeutsche Landesbank AG	600,000,000	2.51	02/01/2005	600,041,833

TOTAL	$6,307,800,000			$6,308,240,847

At January 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 10.50%, due 04/01/2008 to 02/01/2017; Federal Home Loan Mortgage Association, 0.00% to 8.00%, due 07/26/2005 to 02/01/2035; Federal National Mortgage Association, 2.25% to 9.00%, due 03/15/2005 to 02/01/2035 and Government National Mortgage Association, 0.00% to 6.00%, due 09/15/2019 to 12/20/2034.

FUTURES CONTRACTS — At January 31, 2005, the following futures contacts were open as follows:

	Number of
	Contracts Long	Settlement		Unrealized
Type	(Short)	Month	Market Value	Gain (Loss)

Eurodollars	328	March 2005	$79,556,400	$(46,860)
Eurodollars	115	June 2005	27,809,875	(127,078)
Eurodollars	86	September 2005	20,745,350	(49,823)
Eurodollars	215	December 2005	51,763,937	(16,167)
Eurodollars	(110)	March 2006	(26,446,750)	(7,503)
Eurodollars	90	June 2006	21,615,750	24,319
Eurodollars	(26)	September 2006	(6,239,675)	10,970
Eurodollars	(175)	December 2006	(41,965,000)	14,909
U.S. Treasury Bonds	146	March 2005	16,767,188	546,165
2 Year U.S. Treasury Notes	228	March 2005	47,666,250	(132,451)
5 Year U.S. Treasury Notes	21	March 2005	2,294,250	5,160
10 Year U.S. Treasury Notes	130	March 2005	14,594,531	60,999

			$208,162,106	$282,640

SWAP CONTRACTS — At January 31, 2005, the Fund had outstanding swap contracts with the following terms:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain/(Loss)

Interest Rate	Banc of America Securities LLC	$20,000	12/25/2006	3.43%	3 month LIBOR Floating	$(40,789)
Interest Rate	Banc of America Securities LLC	$45,000	10/14/2008	3.51%	3 month LIBOR Floating	(212,766)
Interest Rate	Banc of America Securities LLC	$30,000	12/09/2014	4.64%	3 month LIBOR Floating	426,706
Interest Rate	Banc of America Securities LLC	$43,000	11/02/2019	3 month LIBOR Floating	4.87%	(755,347)
Interest Rate	Banc of America Securities LLC	$35,000	11/12/2019	3 month LIBOR Floating	5.07%	(1,360,360)

Total						$(1,942,556)

LIBOR— London Interbank Offered Rate

5

GOLDMAN SACHS GOVERNMENT INCOME FUND

     Statement of Investments (continued)

     January 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At January 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$656,487,244

Gross unrealized gain	10,478,224
Gross unrealized loss	(3,643,832)

Net unrealized security gain	$6,834,392

6

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date April 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date April 1, 2005

By (Signature and Title)*	/s/ JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date April 1, 2005

* Print the name and title of each signing officer under his or her signature.